UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2014

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2014

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

February 2, 2015

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2014 and held until December 31, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2014”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2014	Ending Account Value Using Actual Return at December 31, 2014	Expenses Paid During The Six Months Ended December 31, 2014*	Beginning Account Value at July 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2014	Expenses Paid During The Six Months Ended December 31, 2014*	Annualized Expense Ratio*
VCPSM Managed Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,000.76	$2.67	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth SAST Portfolio Class 3#@	$1,000.00	$1,026.36	$2.76	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Global Growth SAST Portfolio Class 3#@	$1,000.00	$995.72	$2.67	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth- Income SAST Portfolio Class 3#@	$1,000.00	$1,032.61	$2.77	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,011.33	$2.79	$1,000.00	$1,022.43	$2.80	0.55%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	22,467,226	$276,122,209
TOTAL INVESTMENTS (cost $263,049,169)@	100.0%	276,122,209
Liabilities in excess of other assets	(0.0)	(135,549)

NET ASSETS	100.0%	$275,986,660

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$276,122,209	$—	$—	$276,122,209

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	3,924,558	$314,553,298
TOTAL INVESTMENTS (cost $203,785,413)@	100.1%	314,553,298
Liabilities in excess of other assets	(0.1)	(169,511)

NET ASSETS	100.0%	$314,383,787

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$314,553,298	$—	$—	$314,553,298

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	16,677,940	$458,309,790
TOTAL INVESTMENTS (cost $361,926,955)@	100.1%	458,309,790
Liabilities in excess of other assets	(0.1)	(234,121)

NET ASSETS	100.0%	$458,075,669

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$458,309,790	$—	$—	$458,309,790

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	4,993,667	$263,465,883
TOTAL INVESTMENTS (cost $170,388,606)@	100.1%	263,465,883
Liabilities in excess of other assets	(0.1)	(146,999)

NET ASSETS	100.0%	$263,318,884

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$263,465,883	$—	$—	$263,465,883

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	7,599,266	$168,931,679
TOTAL INVESTMENTS (cost $136,013,838)@	100.1%	168,931,679
Liabilities in excess of other assets	(0.1)	(103,719)

NET ASSETS	100.0%	$168,827,960

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$168,931,679	$—	$—	$168,931,679

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$276,122,209	$314,553,298	$458,309,790	$263,465,883	$168,931,679

Total investments	276,122,209	314,553,298	458,309,790	263,465,883	168,931,679

Receivable for:
Fund shares sold	2,289,014	6,336	3,308,999	1,208	36,577
Investments sold	—	3,096,915	—	1,819,320	521,151
Prepaid expenses and other assets	1,119	1,993	2,562	1,841	1,482
Due from investment adviser for expense reimbursements/fee waivers	159,407	161,719	273,769	136,060	86,534

Total assets	278,571,749	317,820,261	461,895,120	265,424,312	169,577,423

LIABILITIES:
Payable for:
Fund shares redeemed	80	3,103,251	8,130	1,820,528	557,728
Investments purchased	2,288,934	—	3,300,869	—	—
Investment advisory and management fees	214,909	229,101	371,544	192,752	122,590
Service fees	56,555	67,383	97,775	56,692	36,056
Transfer agent fees	28	50	50	50	28
Trustees’ fees and expenses	1,517	4,334	6,622	3,542	2,199
Other accrued expenses	23,066	32,355	34,461	31,864	30,862

Total liabilities	2,585,089	3,436,474	3,819,451	2,105,428	749,463

NET ASSETS	$275,986,660	$314,383,787	$458,075,669	$263,318,884	$168,827,960

NET ASSETS REPRESENTED BY:
Paid-in capital	262,913,620	189,637,389	293,208,128	162,849,922	120,934,984
Accumulated undistributed net investment income (loss)	—	2,852,054	3,967,039	2,580,529	2,647,197
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	—	11,126,459	64,517,667	4,811,156	12,327,938
Unrealized appreciation (depreciation) on investments	13,073,040	110,767,885	96,382,835	93,077,277	32,917,841

NET ASSETS	$275,986,660	$314,383,787	$458,075,669	$263,318,884	$168,827,960

Class 3 (unlimited shares authorized):
Net assets	$275,986,660	$314,383,787	$458,075,669	$263,318,884	$168,827,960
Shares of beneficial interest issued and outstanding	22,270,708	20,930,589	30,451,905	17,766,651	11,868,482
Net asset value, offering and redemption price per share	$12.39	$15.02	$15.04	$14.82	$14.22

* Cost
Investment securities (unaffiliated)	$263,049,169	$203,785,413	$361,926,955	$170,388,606	$136,013,838

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$579,867	$4,558,592	$6,480,623	$3,998,683	$2,891,823

Total investment income	579,867	4,558,592	6,480,623	3,998,683	2,891,823

EXPENSES:
Investment advisory and management fees	1,803,550	2,689,610	4,467,690	2,221,669	1,400,178
Service fees	474,618	791,062	1,175,708	653,432	411,817
Transfer agent fees	329	692	692	692	375
Custodian and accounting fees	11,962	11,962	11,962	11,962	11,962
Reports to shareholders	36,258	60,175	91,136	49,423	29,301
Audit and tax fees	23,147	23,260	23,185	23,185	23,185
Legal fees	10,990	7,557	8,377	7,219	6,742
Trustees’ fees and expenses	7,163	10,499	15,860	8,749	5,684
Interest expense	—	70	—	122	—
Other expenses	9,242	10,201	10,956	9,938	9,459

Total expenses before fee waivers and expense reimbursements	2,377,259	3,605,088	5,805,566	2,986,391	1,898,703

Net (fees waived and expenses reimbursed) by investment adviser (Note 4)	(1,371,069)	(1,898,549)	(3,291,982)	(1,568,237)	(988,361)

Net expenses	1,006,190	1,706,539	2,513,584	1,418,154	910,342

Net investment income (loss)	(426,323)	2,852,053	3,967,039	2,580,529	1,981,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	—	12,627,878	26,619,898	7,674,504	8,106,042
Net realized gain (loss) from capital gain distributions received from underlying (unaffiliated)	—	15,443,685	46,312,690	12,566,686	8,068,192

Net realized gain (loss) on investments	—	28,071,563	72,932,588	20,241,190	16,174,234

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,939,930	(5,884,353)	(67,924,059)	2,743,283	(9,876,809)

Net realized and unrealized gain (loss) on investments	5,939,930	22,187,210	5,008,529	22,984,473	6,297,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,513,607	$25,039,263	$8,975,568	$25,565,002	$8,278,906

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(426,323)	$884,564	$2,852,053	$1,904,162	$3,967,039	$4,296,980
Net realized gain (loss) on investments	—	12,329	28,071,563	4,802,574	72,932,588	18,402,825
Net unrealized gain (loss) on investments	5,939,930	7,130,071	(5,884,353)	72,435,741	(67,924,059)	95,742,314

Net increase (decrease) in net assets resulting from operations	5,513,607	8,026,964	25,039,263	79,142,477	8,975,568	118,442,119

Distributions to shareholders from:
Net investment income	(885,025)	(43,693)	(1,904,162)	(1,437,142)	(4,296,980)	(2,620,294)
Net realized gain on securities	(12,035)	—	(1,709,152)	—	(15,421,788)	—

Total distributions to shareholders	(897,060)	(43,693)	(3,613,314)	(1,437,142)	(19,718,768)	(2,620,294)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	159,840,966	98,477,937	(25,964,128)	(42,433,025)	(18,205,654)	(63,910,770)

TOTAL INCREASE (DECREASE) IN NET ASSETS	164,457,513	106,461,208	(4,538,179)	35,272,310	(28,948,854)	51,911,055

NET ASSETS:
Beginning of period	111,529,147	5,067,939	318,921,966	283,649,656	487,024,523	435,113,468

End of period†	$275,986,660	$111,529,147	$314,383,787	$318,921,966	$458,075,669	$487,024,523

† Includes accumulated undistributed net investment income (loss)	$—	$885,025	$2,852,054	$1,904,163	$3,967,039	$4,296,980

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,580,529	$2,529,489	$1,981,481	$1,688,139
Net realized gain (loss) on investments	20,241,190	4,901,118	16,174,234	3,300,242
Net unrealized gain (loss) on investments	2,743,283	62,991,460	(9,876,809)	24,851,284

Net increase (decrease) in net assets resulting from operations	25,565,002	70,422,067	8,278,906	29,839,665

Distributions to shareholders from:
Net investment income	(2,529,489)	(2,956,281)	(1,688,139)	(2,004,292)
Net realized gain on securities	(2,241,554)	—	(3,077,953)	(202,513)

Total distributions to shareholders	(4,771,043)	(2,956,281)	(4,766,092)	(2,206,805)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,833,504)	(38,744,372)	7,630,223	1,774,939

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,960,455	28,721,414	11,143,037	29,407,799

NET ASSETS:
Beginning of period	258,358,429	229,637,015	157,684,923	128,277,124

End of period†	$263,318,884	$258,358,429	$168,827,960	$157,684,923

† Includes accumulated undistributed net investment income (loss)	$2,580,529	$2,529,489	$2,647,197	$1,688,139

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

December 31, 2014

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, five of which are included in this Annual Report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas corporation (“AGL”) and The United States Life Insurance Company in The City of New York, a New York corporation (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds”, and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downsize protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the Managed Risk Asset Allocation FundSM (“the Master Managed Risk Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Asset Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and companies around the world and other securities of companies located in emerging and developed market countries and expects to be invested in numerous countries around the world.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

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The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:    In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2014 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS fund in generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair

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Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2014
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$—	$—	$13,073,040	$897,060	$—
American Funds Growth SAST	2,852,053	27,130,808	94,763,536	1,904,162	1,709,152
American Funds Global Growth SAST	3,967,039	68,970,457	91,930,047	4,296,980	15,421,788
American Funds Growth-Income SAST	2,580,530	19,595,940	78,292,493	2,529,489	2,241,554
American Funds Asset Allocation SAST	2,647,197	14,565,437	30,680,342	1,688,139	3,077,953

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	For the year ended December 31, 2013
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$43.693	$—
American Funds Growth SAST	1,437,142	—
American Funds Global Growth SAST	2,620,294	—
American Funds Growth-Income SAST	2,956,281	—
American Funds Asset Allocation SAST	2,004,292	202,513

For the year ended December 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses and investments in regulated investment companies were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
VCPSM Managed Asset Allocation SAST†	$426,323	$—	$(426,323)
American Funds Growth SAST	—	—	—
American Funds Global Growth SAST	—	—	—
American Funds Growth-Income SAST	—	—	—
American Funds Asset Allocation SAST	665,716	(665,716)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST†	$13,073,040	$—	$13,073,040	$263,049,169
American Funds Growth SAST	110,767,885	(16,004,349)	94,763,536	219,789,762
American Funds Global Growth SAST	96,382,835	(4,452,788)	91,930,047	366,379,743
American Funds Growth-Income SAST	93,077,277	(14,784,784)	78,292,493	185,173,390
American Funds Asset Allocation SAST	32,917,841	(2,237,499)	30,680,342	138,251,337

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

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For the year ended December 31, 2014, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$1,328,931
American Funds Growth SAST	1,898,549
American Funds Global Growth SAST	3,291,982
American Funds Growth-Income SAST	1,568,237
American Funds Asset Allocation SAST	988,361

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio through May 1, 2015; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to May 1, 2015 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the year ended December 31, 2014, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$42,584

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following the two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At December 31, 2014, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2014	December 31, 2015	December 31, 2016
VCPSM Managed Asset Allocation SAST	$446	$96,892	$42,584

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2014, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2014 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST	$158,583,652	$—	$—	$—
American Funds Growth SAST	31,459,036	42,757,778	—	—
American Funds Global Growth SAST	69,310,785	56,992,265	—	—
American Funds Growth-Income SAST	27,026,562	32,494,964	—	—
American Funds Asset Allocation SAST	31,614,715	18,702,847	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,206,871	$161,560,414	8,828,530	$99,853,176	1,982,596	$28,437,461	1,992,179	$24,293,554
Reinvested dividends	72,191	897,060	3,861	43,693	243,992	3,613,314	112,131	1,437,142
Shares redeemed	(214,262)	(2,616,508)	(128,759)	(1,418,932)	(4,009,698)	(58,014,903)	(5,478,934)	(68,163,721)

Net increase (decrease)	13,064,800	$159,840,966	8,703,632	$98,477,937	(1,783,110)	$(25,964,128)	(3,374,624)	$(42,433,025)

	American Funds Global Growth SAST Portfolio				AmericanFundsGrowth-Income SAST Portfolio
	Class 3				Class3
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,013,515	$30,581,791	1,969,315	$25,931,962	2,093,389	$29,902,872	1,909,033	$22,838,777
Reinvested dividends	1,306,142	19,718,768	188,956	2,620,294	324,971	4,771,043	239,871	2,956,281
Shares redeemed	(4,508,481)	(68,506,213)	(6,733,187)	(92,463,026)	(3,536,263)	(50,507,419)	(5,339,748)	(64,539,430)

Net increase (decrease)	(1,188,824)	$(18,205,654)	(4,574,916)	$(63,910,770)	(1,117,903)	$(15,833,504)	(3,190,844)	$(38,744,372)

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,390,517	$33,589,367	2,081,872	$26,607,923
Reinvested dividends	337,245	4,766,092	170,776	2,206,805
Shares redeemed	(2,177,980)	(30,725,236)	(2,120,234)	(27,039,789)

Net increase (decrease)	549,782	$7,630,223	132,414	$1,774,939

Note 7.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which is included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
American Funds Growth SAST	1	$70	$1,863,301	1.35%
American Funds Growth-Income SAST	1	122	3,262,984	1.35

At December 31, 2014, there were no borrowings outstanding.

24

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0

American Funds Growth SAST Portfolio Class 3
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10

American Funds Global Growth SAST Portfolio Class 3
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/10	12/11	12/12		12/13	12/14	12/10	12/11	12/12	12/13	12/14
VCPSM Managed Asset Allocation SAST Portfolio	—%	—%	11.41	%+	1.45%	1.25%	—%	—%	0.69%+	1.06%	(0.94)%
American Funds Growth SAST Portfolio	1.17	1.14	1.14		1.14	1.14	(0.13)	(0.22)	(0.08)	0.03	0.30
American Funds Global Growth SAST Portfolio	1.26	1.24	1.23		1.23	1.23	0.76	0.58	(0.08)	0.22	0.14

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/10	$8.45	$0.10	$0.82	$0.92	$(0.09)	$—	$(0.09)	$9.28	11.04%	$188,981	0.57%	1.23%	6%
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55	1.37	6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54	1.32	6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54	1.03	3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54	0.99	10

American Funds Asset Allocation SAST Portfolio Class 3
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66	1.96	5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58	1.81	5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57	1.66	10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56	1.18	13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55	1.20	11

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income ( Loss)
	12/10	12/11	12/12	12/13	12/14	12/10	12/11	12/12	12/13	12/14
American Funds Growth-Income SAST Portfolio	1.17%	1.15%	1.14%	1.14%	1.14%	0.63%	0.77%	0.72%	0.43%	0.39%
American Funds Asset Allocation SAST Portfolio	1.23	1.18	1.17	1.16	1.15	1.39	1.21	1.06	0.58	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (five of the portfolios of SunAmerica Series Trust, the “Trust”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2015

27

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

December 31, 2014 (unaudited)

At a meeting held on October 8, 2014, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew such Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and its affiliates; and

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations.

In addition, the Board considered (a) the organization, capability and financial condition of the Adviser; (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services or requirements.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services. In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder

28

services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual and/or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees with respect to other mutual funds and accounts with similar investment strategies to the Portfolios as well as performance data with respect to the Portfolios and any other mutual funds or other accounts advised by SAAMCo with similar investment objectives and/or strategies, as applicable.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2014 from Lipper and additional performance information as of June 30, 2014 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and performance relative to each Portfolio’s relevant benchmark and Morningstar peer group. The Board also considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•

American Funds Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo).    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its Lipper peer index for the three- and five-year periods and performed under its Lipper peer index for the one-year period. The Board further considered that the Portfolio performed below the median of its Performance Universe for the one-year period and performed above the median of its Performance Universe for the three- and five-year periods. With respect to the Performance Group, the Board noted that performance was below the median for the one- and five-year periods and above the median for the three-year period. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

American Funds Global Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo)    The Board considered that actual management fees were above the medians of its Expense Group/Universe. The Board also considered the actual total expenses were below the medians of its Expense Group/Universe. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed under its Lipper peer index for the five-year period. The Board further considered that the Portfolio performed above the

29

median of its Performance Universe for the one- and three-year periods and performed below the median of its Performance Universe for the five-year period. With respect to the Performance Group, the Board noted that performance was below the median for the one-year period, above the median for the three-year period and at the median for the five-year period. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

American Funds Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo)    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed under its Lipper peer index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed below the median of its Performance Universe for the one-, three- and five-year periods. With respect to the Performance Group, the Board noted that performance was above the median for the one- and five-year periods and at the median for the three-year period. The Board took into account management’s discussion of the Master Fund’s performance and noted management is closely monitoring the Portfolio. The Board concluded performance was being addressed.

•

American Funds Growth-Income SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo)    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed above its Lipper peer index for the one- and three-year periods and below its Lipper peer index for the five-year period. The Board further considered that the Portfolio performed above the median of its Performance Universe for the one- and three-year periods and performed below the median for the five-year period. With respect to the Performance Group, the Board noted that performance was above the median for the one-, three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

VCP Managed Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo)    The Board noted that actual management fees were below the medians of its Expense Group/Universe. The Board also noted that actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that SAAMCo has a voluntarily agreed to waiver 0.70% of its advisory fee and that there is an expense limitation of 0.53% on Class 3 shares.

The Board considered that the Portfolio performed below its Lipper peer index for the one-year period and above its Lipper peer index from the time of the Portfolio’s inception until June 30, 2014. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-year period and from the time of the Portfolio’s inception until June 30, 2014. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that

30

provides that SAAMCo contribute to AGL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment management services to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also considered other terms and conditions of the Advisory Agreement.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

31

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 70	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	61	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 75	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	61	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 66	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present)	61	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 70	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	61	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 83	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	61	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 66	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	61

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Peter Harbeck (2) Age: 61	Trustee	2014 – Present	President CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, Advisor Group, Inc. (2004-Present)	138	None

32

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 45	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Nori L. Gabert Age: 61	Vice President and Assistant Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A

Katherine Stoner Age: 58	Vice President and Chief Compliance Officer	2011 – Present

Vice President, SAAMCo (2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).

				N/A	N/A

Gregory N. Bressler Age: 48	Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 49	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A

Shawn Parry Age: 42	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 54	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 43	Anti- Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (40 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

34

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2014. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. During the year ended December 31, 2014 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying% for the 70% Dividends Received Deduction
VCPSM Managed Asset Allocation SAST Portfolio	$0.05	$0.05	$0.00	$—	100.00%
American Funds Growth SAST Portfolio	0.17	0.09	—	0.08	100.00
American Funds Global Growth SAST Portfolio	0.65	0.14	—	0.51	53.31
American Funds Growth-Income SAST Portfolio	0.26	0.14	—	0.12	100.00
American Funds Asset Allocation SAST Portfolio	0.42	0.15	—	0.27	97.80

*	Short-term capital gains are treated as ordinary income for tax purposes

35

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2014.

The following graphs and tables show the performance of the Feeder Portfolios of the Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

36

American Funds

VCPSM Managed Asset Allocation SAST Portfolio — Class 3

VCPSM Managed Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2014
Class 3*
1-year	2.72%
5-Year	N/A
Since Inception	10.41%
*	Inception date for Class 3: October 15, 2012.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCP Managed Asset Allocation SAST Portfolio — Class 3 (Feeder Fund), which provides exposure to a mix of stocks and bonds, gained 2.72% for the twelve months ended December 31, 2014. Over the same period, the S&P 500 Index, which measures U.S. stocks, rose 13.69%, while the Barclays U.S. Aggregate Bond Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 5.97%. The Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index) returned 10.62% for the annual period. The American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund) returned 2.91% for the twelve months ended December 31, 2014.

The VCP Managed Asset Allocation SAST Portfolio is a Feeder Fund investing in shares of the Master Fund. The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the Portfolio’s effective exposure to stocks.

The benefit of the portfolio’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the Portfolio’s results can be expected to lag those of the underlying fund.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

37

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2014
Class 3*
1-year	8.19%
5-Year	13.25%
Since Inception	6.75%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 8.19% for the twelve months ended December 31, 2014, while the S&P 500 Index rose 13.69%. The American Funds Growth Fund (Master Fund) gained 8.51% for the 12 months ended December 31, 2014.

The American Funds Growth SAST Portfolio is a Feeder Fund investing in shares of the Master Fund.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500 Index. All industry sectors rose during the year, with the exception of energy, where stocks were hurt by the dramatic slump in oil prices.

Stocks in the health care, information technology (IT) and financials sectors were the main contributors to the Master Fund’s gain on an absolute basis. Health care was particularly strong, with four U.S. companies in the sector among the top five contributors to relative returns. In IT, the standout was U.S./Singaporean semiconductor firm Avago Technologies.

The Master Fund trailed the index in several sectors, including energy, consumer discretionary and consumer staples, which together accounted for most of the return difference. Two energy companies were among the top five detractors to relative returns, though the biggest drag was online retailer Amazon.com, the Master Fund’s largest holding at year-end.

Overall, holdings outside the U.S. hindered Master Fund returns. Canada, France, the U.K. and Japan were weakest on a relative basis. The Master Fund’s cash holdings also detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2014
Class 3*
1-Year	1.97%
5-Year	10.20%
Since Inception	7.05%
*	Inception date for Class 3: September 1, 2006.

1	The Morgan Stanley Capital Index — All Country World Index (“MSCI ACWI”) captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 1.97% for the twelve months ended December 31, 2014, compared with a 4.16% increase for the MSCI ACWI (All Country World Index). The American Funds Global Growth Fund (Master Fund) gained 2.31% for the annual period.

The American Funds Global Growth SAST Portfolio is a Feeder Fund investing in shares of the Master Fund.

The growing U.S. economy lifted domestic stocks in 2014, while international stocks faltered as persistent economic woes in Europe heightened fears of another recession and falling oil prices hurt oil-producing countries.

Stocks in the health care sector, the Master Fund’s largest at year-end, accounted for most of the gains, with two U.S. biotechnology companies the primary contributors: Vertex Pharmaceuticals, which develops drugs to treat cystic fibrosis and other serious diseases, and Regeneron Pharmaceuticals, a leader in human antibody technologies. Danish company Novo Nordisk, which focuses on the treatment of diabetes, was also one of the top five contributors. All three were among the Master Fund’s 10 largest holdings at year-end.

While holdings in the information technology sector were additive, results trailed those of the index. The Master Fund benefited on a relative basis from low exposure to the struggling energy and materials sectors.

Results in the consumer discretionary sector, the third-largest at year-end, had the most negative impact, in large part due to poor showings from online retailers Amazon.com and U.K.-based ASOS. Financials and telecommunication services were also weak.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2014
Class 3*
1-Year	10.28%
5-Year	13.32%
Since Inception	6.64%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 10.28% for the twelve months ended December 31, 2014, while the S&P 500 Index rose 13.69%. The American Funds Growth-Income Fund (Master Fund) gained 10.63% for the annual period.

The American Funds Growth-Income SAST Portfolio is a Feeder Fund investing in shares of the Master Fund.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500 Index. All industry sectors rose during the year, with energy the exception as stocks were battered by the dramatic slump in oil prices.

Select health care, information technology and industrials holdings were important drivers of positive returns. Four health care companies were among the Master Fund’s top five contributors to relative returns, including the Master Fund’s two largest holdings at year-end, U.S. biotechnology firms Amgen and Gilead Sciences. Holdings in the industrials sector also made a significant contribution to relative returns. All sectors except energy and materials gained on an absolute basis.

Aside from holdings in cash, the biggest drag on relative results came from select investments in the consumer discretionary sector. The weakest stocks on a relative basis were fifth-largest holding Amazon.com, which had a run of strong returns in the previous few years, and General Motors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2014
Class 3*
1-year	5.05%
5-Year	11.14%
Since Inception	6.17%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 5.05% for the twelve months ended December 31, 2014. The S&P 500 Index, the benchmark for the Portfolio’s equity holdings, gained 13.69% over the same period, while the Barclays U.S. Aggregate Bond Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 5.97%. The Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index) advanced 10.62%. The American Funds Asset Allocation Fund (Master Fund), which is a mix of stocks and bonds, rose 5.40% for the annual period.

The American Funds Asset Allocation SAST Portfolio is a Feeder Fund investing in shares of the Master Fund.

U.S. stocks recorded a succession of record highs in 2014. All industry sectors rose with the exception of energy, where stocks were hurt by the dramatic slump in oil prices.

Bonds advanced as investors moved to U.S. Treasuries amid mixed global growth and geopolitical tensions.

The Master Fund had gains close to or in double digits in several sectors, including utilities, information technology and health care, but trailed the index in each on a relative basis because of a low weighting or disappointing results from select holdings. Not surprisingly, the Master Fund’s weakest sector was energy, which included two of the top five detractors to relative returns. The Master Fund’s slightly larger cash position, which reflects the portfolio managers’ cautious approach after several years of rising markets, also hampered results.

The Master Fund’s fixed-income holdings slightly lagged the index. High-yield corporate bonds detracted from Master Fund results as investors sought the safety of Treasuries and investment-grade corporate securities.

The Master Fund’s portfolio managers trimmed stock holdings slightly, ending the year with 67.5% of assets in equities, down from 69.4% a year ago.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

42

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.8 (2/15)

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

Options for every investor

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Growth FundSM

Growth-Income FundSM

Asset Allocation FundSM

Financial statements

Fellow investors:

Boosted by a steadily improving economy, strong corporate earnings, an accommodative monetary policy and declining unemployment, U.S. stocks achieved record highs in 2014. In other markets, Japanese stocks delivered solid gains after falling early in the year, reflecting the level of enthusiasm for Prime Minister Shinzo Abe’s economic stimulus measures, though the weak yen meant a negative return for U.S.-based investors. Chinese stocks rose sharply in the second half despite concerns about slowing economic growth.

The picture was not as bright in Europe, as several major markets, including Germany, France and the United Kingdom, lost ground over the 12 months ended December 31. Emerging markets also suffered amid concerns about the end of U.S. quantitative easing, rising geopolitical risk in Russia and sluggish demand for commodities.

There were more losers than winners in the MSCI ACWI (All Country World Index) in 2014. Israel (+22.77%) was the strongest developed market and the only one apart from the U.S. (+12.69%) to achieve a double-digit gain. Among developing markets, the highest individual country returns came from Egypt (+29.33%), Indonesia (+26.59%) and the Philippines (+25.59%). Conversely, the

weakest markets were Russia
(–46.27%) and Greece (–39.96%), which finally emerged from recession only to be hit by new fears about its ability to pay bond debts and a potential exit from the euro zone. Portugal, another debt-ravaged country that precipitated the euro-zone crisis, declined 38.24%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment-grade bond markets rallied from declines in 2013 as investors turned to U.S. Treasuries for their relative value and safety amid mixed global growth and geopolitical tensions. Barclays U.S. Aggregate Index gained 5.97%, while Barclays Global Aggregate Index rose 0.59%. The yield on the 10-year U.S. Treasury was 2.17% at December 31, down from 3.04% a year earlier. Higher yielding bonds did well in the first half of the year but struggled in the second half: The J.P. Morgan Emerging Markets Bond Index Global was up 5.53% at the close of 2014, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index advanced 2.46%.

American Funds Insurance Series

In currency markets, the U.S. dollar registered significant gains, rising against all major currencies and most minor ones. Among major currencies, the Japanese yen was the biggest loser (–12.3%), followed closely by the euro (–12.2%). The Swiss franc (–10.5%), Canadian dollar (–8.3%) and British pound (–5.9%) also lost ground vs. the dollar. Emerging markets currencies were weakest; the Ukrainian hryvnia plunged 47.9% and the Russian ruble fell 45.2%. The Chinese renminbi held up better, dipping just 2.4%. Currency returns are calculated by MSCI.

Not surprisingly, the U.S.-focused equity funds in American Funds Insurance Series had the best returns for the series in 2014. Larger companies tended to outpace smaller ones, a trend that was reflected in the results. All of the series’ bond funds ended the year ahead, while Cash Management Fund, which recorded a slight loss, continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. economy continues to strengthen, and unemployment numbers are steadily improving; over the past year the jobless rate fell from 6.7% to 5.6%, the lowest level since mid-2008. Central banks around the world have pledged to maintain low interest rates, which have been a key contributing factor in the rise of stock prices.

Europe may see some short-term turmoil over growth concerns and the situation in Greece, but the European Central Bank’s plans to initiate bond purchases as part of its quantitative easing program may help the euro zone as a whole. Emerging markets countries will likely feel the impact of falling oil and commodity prices, which hurts exporters and helps importers. In aggregate, consumers around the world will benefit from the lower energy prices.

Of course, it is always difficult to predict what markets will do, particularly in the near term, so we invest with a long-term horizon, which we believe gives us a competitive advantage and also aligns perfectly with the long-term nature of retirement assets. We have a comprehensive network of investment analysts who scour the globe for attractive investment opportunities. In 2014, we opened a research office in Brazil, the world’s fifth-largest country by population and size. Some might wonder why we would open an office in a country whose stock market has declined 43.57% since 2010. We believe now is a wonderful time to look for opportunities to invest in well- managed companies in that region at attractive prices, and a local presence may provide an advantage.

The outlook for the U.S. market remains bright, but after nearly six years of gains, it’s reasonable to expect that U.S. returns will moderate at some point. We are confident that our time-tested investment approach will continue to help investors reach their financial goals no matter which way the market turns in the short term.

Thank you for entrusting your retirement assets to us. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 6, 2015

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through December 31, 2014. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 2.31% for the 12 months ended December 31, 2014, compared with a 4.16% increase for the MSCI ACWI (All Country World Index).*

The growing U.S. economy lifted domestic stocks in 2014, while international stocks faltered as persistent economic woes in Europe heightened fears of another recession and falling oil prices hurt oil-producing countries.

Stocks in the health care sector, the fund’s largest at year-end, accounted for most of the fund’s gain, with two U.S. biotechnology companies the primary contributors: Vertex Pharmaceuticals, which develops drugs to treat cystic fibrosis and other serious diseases, and Regeneron Pharmaceuticals, a leader in human antibody technologies. Danish company Novo Nordisk, which focuses on the treatment of diabetes, was also one of the top five contributors. All three were among the fund’s 10 largest holdings at year-end.

While holdings in the information technology sector were additive, results trailed those of the index. The fund benefited on a relative basis from low exposure to the struggling energy and materials sectors.

Results in the consumer discretionary sector, the third-largest at year-end, had the most negative impact, in large part due to poor showings from online retailers Amazon and U.K.-based ASOS. Financials and telecommunication services were also weak.

Despite five years of significant gains for global stock markets and considerable economic and political uncertainty in various countries, the fund’s portfolio managers continue to find attractive investment opportunities outside the U.S. They remain positive on the outlook for the Japanese economy, given the determination of Prime Minister Abe to drive economic growth, and continue to find selective value in European shares.

Country diversification	Percent of net assets

The Americas
United States	44.9%
Canada	2.0
Brazil	.1

47.0

Europe
United Kingdom	8.1
Switzerland	4.9
France	4.1
Germany	3.4
Denmark	3.3
Spain	2.7
Netherlands	2.5
Other	2.2

31.2

Asia/Pacific Basin
Japan	7.2%
Taiwan	2.0
India	1.9
Hong Kong	1.8
China	1.4
South Korea	1.0
Other	1.2

16.5

Other regions
South Africa	.5%

Short-term securities & other assets less liabilities	4.8

Total	100.0%

Largest individual equity securities	Percent of net assets

Vertex Pharmaceuticals	3.61%
Novo Nordisk	3.34
Moody’s	2.84
Amazon	2.84
ASML	2.46

Regeneron Pharmaceuticals	2.32%
Home Depot	2.19
Priceline Group	2.13
Taiwan Semiconductor Manufacturing	2.05
Google	2.04

American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	2.52%	10.80%	8.87%	9.71%	.55%
Class 2	2.31	10.52	8.60	9.44	.80
Class 4	2.01	10.34	8.37	9.19	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.
Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.51% for the 12 months ended December 31, 2014. The S&P 500 rose 13.66%.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500. All industry sectors rose during the year, with the exception of energy, where stocks were hurt by the dramatic slump in oil prices.

Stocks in the health care, information technology (IT) and financials sectors were the main contributors to the fund’s gain on an absolute basis. Health care was particularly strong, with four U.S. companies in the sector among the top five contributors to relative returns. In IT, the standout was U.S./Singaporean semiconductor firm Avago Technologies.

The fund trailed the index in several sectors, including energy, consumer discretionary and consumer staples, which together accounted for most of the return difference. Two energy companies were among the top five detractors to relative returns, though the biggest drag was online retailer Amazon, the fund’s largest holding at year-end.

Overall, holdings outside the U.S. hindered fund returns. Canada, France, the U.K. and Japan were weakest on a relative basis. The fund’s cash holdings also detracted.

With oil prices at lows not seen in years, the fund’s portfolio managers will look for industries and companies that stand to benefit from lower energy costs in addition to those most likely to profit from consumers’ increased spending power. Attractive valuations among energy stocks could present promising investment opportunities.

Largest individual equity securities	Percent of net assets

Amazon	3.61%
Home Depot	2.91
Wells Fargo	2.59
ASML	2.48
Comcast	2.43

Microsoft	2.37%
Google	2.17
Express Scripts	1.74
Incyte	1.72
Berkshire Hathaway	1.62

American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	8.78%	13.87%	8.10%	12.64%	.35%
Class 2	8.51	13.58	7.83	12.34	.60
Class 3	8.58	13.67	7.91	12.44	.53
Class 4	8.25	13.34	7.58	12.09	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 10.63% for the 12 months ended December 31, 2014, while the S&P 500 rose 13.66%.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500. All industry sectors rose during the year, with energy the exception as stocks were battered by the dramatic slump in oil prices.

Select health care, information technology and industrials holdings were important drivers of positive returns. Four health care companies were among the fund’s top five contributors to relative returns, including the fund’s two largest holdings at year-end, U.S. biotechnology firms Amgen and Gilead Sciences. Holdings in the industrials sector also made a significant contribution to relative returns. All sectors except energy and materials gained on an absolute basis.

Aside from holdings in cash, the biggest drag on relative results came from select investments in the consumer discretionary sector. The weakest stocks on a relative basis were fifth-largest holding Amazon, which had a run of strong returns in the previous few years, and General Motors.

Looking ahead, the portfolio managers are optimistic about prospects for U.S. companies as the economy continues to grow. Central banks around the world are committed to maintaining low interest rates, which should help the environment for growth.

Largest individual equity securities	Percent of net assets

Amgen	3.36%
Gilead Sciences	2.88
Texas Instruments	2.57
Google	2.47
Amazon	2.32

Oracle	1.83%
Philip Morris International	1.49
Microsoft	1.48
Celanese	1.40
Home Depot	1.32

American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	10.91%	13.96%	7.35%	11.42%	.29%
Class 2	10.63	13.67	7.09	11.12	.54
Class 3	10.71	13.75	7.16	11.22	.47
Class 4	10.34	13.42	6.83	10.87	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 5.40% for the 12 months ended December 31, 2014. The S&P 500, the benchmark for the fund’s equity holdings, gained 13.66% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 5.97%. A blend of the two indexes, the 60/40 S&P/Barclays Index, advanced 10.60%.*

U.S. stocks recorded a succession of record highs in 2014. All industry sectors rose with the exception of energy, where stocks were hurt by the dramatic slump in oil prices. Bonds advanced as investors moved to U.S. Treasuries amid mixed global growth and geopolitical tensions.

The fund had gains close to or in double digits in several sectors, including utilities, information technology and health care, but trailed the index in each on a relative basis because of a low weighting or disappointing results from select holdings. Not surprisingly, the fund’s weakest sector was energy, which included two of the top five detractors to relative returns. The fund’s slightly larger cash position, which reflects the portfolio managers’ cautious approach after several years of rising markets, also hampered results.

The fund’s fixed-income holdings slightly lagged the index. High-yield corporate bonds detracted from fund results as investors sought the safety of Treasuries and investment-grade corporate securities.

The fund’s portfolio managers trimmed stock holdings slightly, ending the year with 67.5% of assets in equities, down from 69.4% a year ago.

Largest individual equity securities	Percent of net assets

Microsoft	3.76%
Comcast	2.35
Lockheed Martin	2.32
Merck	2.05
Amazon	1.88

ACE	1.72%
JPMorgan Chase	1.69
Home Depot	1.44
ASML Holding	1.33
Boeing	1.27

American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	5.66%	11.81%	7.51%	8.64%	.30%
Class 2	5.40	11.54	7.24	8.36	.55
Class 3	5.47	11.62	7.32	8.45	.48
Class 4	5.16	11.35	7.02	8.12	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series

Options for every investor

According to the British newspaper The Guardian, “everything good happened in 1984.” That assertion was based on the release of many movies now regarded as classics, including “Ghostbusters,” “The Terminator” and “Beverly Hills Cop.” Others might remember 1984 for the famous TV commercial that introduced Apple to the world.

But investors also have cause to celebrate 1984, because on February 8 of that year American Funds Insurance Series (AFIS) was launched. At its introduction, the series — which marked its 30th anniversary last year — offered just four funds. Assets at the end of 1984 totaled $38 million.

Today, AFIS is one of the nation’s largest variable insurance investment series with a full range of fund options, including managed risk funds, many of which are offered by some of the nation’s leading insurance companies. At December 31, 2014, the series’ assets stood at more than $116 billion.

A search for growth and income

For retirement investors, who need their savings to grow over time to help offset withdrawals and inflation, stock funds offer the potential for the highest returns. A drawback is that they can be volatile, so investors close to or in retirement often have a sizable allocation to bonds, which have tended to hold up better when stocks are down.

AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund, explains how AFIS portfolio managers look at the different types of stocks, which can be helpful to investors as they consider their options.

“The way we define a growth stock is different from most other investment managers,” says Don. “Stocks are generally considered by others to be in the growth category if they have a high price-to-earnings ratio. At American Funds, we think of growth stocks as those stocks with the potential for capital appreciation over the long run. They could be fast-growing companies, like Google, for example, but they could also be companies whose stocks we believe are extremely undervalued that also offer the same potential for appreciation. It is a more flexible definition that we believe offers better returns for our shareholders interested in growth.”

At the other end of the spectrum are income-oriented stocks. Says Don, “These are the stocks with relatively high dividend yields, and a dividend yield can be really important to an investor’s total return over time. People often forget about dividends after a long bull market, but they are a very important part of total return — dividends have accounted for more than 40% of U.S. stocks’ average annual return since 1926. Ignoring them would be overlooking a significant part of your total return over the long run. Dividend-paying companies are also considered more conservative investments because they have tended to do significantly better in down markets.”

A growth-and-income fund is a portfolio of stocks that balances two objectives: growth of capital and dividend income. “The total return on any stock is the sum of its capital appreciation and dividend income, so a growth-and-income fund tries to blend the two,” explains Don. “It’s the best of both worlds, and a core way for investors to get exposure to stocks.”

The benefits of bonds

Bond funds help retirement investors by adding diversification and balance to a portfolio. When stock prices go up, bond values often fall and vice versa. This is particularly true of U.S. Treasuries, which can become very popular with larger investors when stock prices decline. Investors with a shorter time horizon may also benefit from the stability that bond funds can add to a broader portfolio. The bonds in AFIS funds generally fall into five categories:

•	Corporate bonds are issued by companies or corporations that are typically looking to finance investments. Companies often prefer the corporate bond market as a source of financing because it can be cheaper than bank financing and provides greater liquidity.

American Funds Insurance Series

•	Government bonds, such as U.S. Treasuries, are issued by national governments to fund their operations. Bonds are usually denominated in the currency of the issuing country, but developing countries sometimes issue bonds in a more stable currency to increase their attractiveness to investors. Government bonds are typically highly liquid and unlikely to default because governments can usually raise taxes or cut spending to service their bond debt.

•	Mortgage-backed bonds are issued to finance mortgages on private homes. U.S. government agencies such as Fannie Mae have programs that allow many individual mortgages to be pooled and used as collateral for securities issued in the bond market.

•	Asset-backed securities are similar to mortgage-backed bonds, but the underlying loans can be credit card debt, auto loans or other loans.

•	Global bonds are issued in any country or currency around the world. Bonds issued in currencies other than the U.S. dollar are affected by fluctuations in the issuing currency, so investment managers often strategically use global bonds for the potential of attractive returns from the combination of bond yields and currency gains.

For AFIS bond fund managers, the key to assessing a bond’s investment potential is the tradeoff between risk and return. “If the yield is high enough to justify the potential risk of a security, then it may be an attractive investment,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/AAA-Rated Securities Fund.

“We look at each security and its specific risk characteristics to judge if the yield and potential return are worth the risk. The factors vary widely depending on the type of security.

“For corporate bonds, it is all about balance sheet strength and how vulnerable a company may be to certain risks. For example, if a company takes over a weaker company, the acquisition costs may pose a substantial risk to its balance sheet.”

With mortgage-backed securities, the main risk is prepayment, which occurs when the mortgage borrowers refinance to take advantage of lower rates. “We analyze likely prepayment speeds under different scenarios to understand the risk associated with each security,” Thomas continues. “If a security is priced above par, or its face value, a prepayment would be very negative for returns because we would only get back the par value.” Factors influencing asset-backed securities vary depending on the type of underlying assets.

Managing volatility

In 2012, AFIS introduced to the series a new type of fund, Managed Risk Asset Allocation Fund, which was followed in 2013 by four similar managed risk funds.

Each of the five managed risk funds invests primarily in shares of its corresponding non-managed risk AFIS fund. A portion of fund assets is used to help manage volatility and provide capital preservation in down markets through the use of exchange-traded futures.

The funds were created for variable annuity investors who are particularly risk-averse and worried about how a significant market downturn might affect their retirement savings. “The typical managed risk investor is older and closer to retirement,” explains Alan Berro, an AFIS portfolio manager for 19 years and one of two AFIS portfolio managers who oversee the managed risk lineup.

“These investors can’t afford to take a large loss if there’s a significant stock market downturn because their period to recover is shorter. Investors who have 15 or 20 years to retirement can be pretty confident that at some point they’ll make their money back. But those who suffer substantial losses shortly before they plan to retire might have to make some significant lifestyle changes in retirement.”

Managed risk funds are a relatively new type of variable annuity investment option, adds Alan. “These funds have come of age in the last few years when we’ve been in a particularly strong market. The returns of our funds and others are in line with what we would expect given the nature of the bull market — i.e., lower than a straight equity fund — so we expect them to be very popular when we have a difficult market environment for a sustained period.

“These funds are ideal for investors who want exposure to equity investments but who are willing to exchange some potential upside for less volatile returns.”

American Funds Insurance Series

The American Funds Advantage

Underpinning all American Funds Insurance Series funds is the American Funds investment management process, in which each fund is divided among several portfolio managers who invest a portion of fund assets independently.

“One of the things about our approach that some people don’t realize is that it’s not a committee where we debate and vote on potential investments,” explains Don. “We debate to test the merits of our ideas, but we’re not looking for approval. People have the freedom and independence to pursue what they think are the best investments, and our robust discussions about the attractiveness of stocks with diverse points of view help stress-test our ideas.

“Our culture is such that we can agree to disagree and still respect each other. We understand that people have strengths and weaknesses at different parts of the market cycle. There is no single person in charge of all investments, and our collaborative culture allows folks with different ideas to have equal influence on the investment decisions. We really feel that our process is a different kind of investing that gives us a competitive advantage in the long run.”

Adds Alan, “We’re trying to produce outcomes for investors that they couldn’t achieve themselves. Our approach has been particularly effective in down markets. But over the long term, if you lose less when the market is down and can stay close when it’s up, you do very well. I think we’ve proven over time that we strive to limit volatility, which is something our investors really appreciate.”

Evolving to meet investor needs

When it was launched in 1984, AFIS consisted of four variable funds focused almost exclusively on domestic stock and bond markets. Today, there are 23 funds spanning the global investment universe. The latest to join the series, Capital Income Builder,® was added last May after insurance companies asked for a variable annuity option with similar objectives to those of American Funds’ Capital Income Builder,® which seeks to provide current income and a growing stream of income over the years.

AFIS funds are generally launched in May and October, the two times in the year when insurance companies typically introduce a new product to the market. We look to add funds to AFIS when we identify a need for such a fund and believe that we can successfully manage the fund for the benefit of investors. Initial ideas for funds may be generated internally or at the suggestion of insurance companies that offer the AFIS funds as underlying investments for their variable annuity contracts.  ■

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2014

Common stocks 94.45%

	Shares	Value (000)

Health care 19.43%
Vertex Pharmaceuticals Inc.[1]	1,693,000	$201,128
Novo Nordisk A/S, Class B2	4,401,000	186,213
Regeneron Pharmaceuticals, Inc.[1]	314,600	129,065
UnitedHealth Group Inc.	960,000	97,046
Merck & Co., Inc.	1,544,000	87,684
Express Scripts Holding Co.[1]	770,000	65,196
Bristol-Myers Squibb Co.	929,600	54,874
Novartis AG2	580,000	53,341
Bayer AG2	349,300	47,753
Hologic, Inc.[1]	1,613,000	43,132
Other securities		116,508

		1,081,940

Information technology 18.67%
ASML Holding NV (New York registered)	647,176	69,785
ASML Holding NV2	624,897	66,949
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	23,380,000	103,170
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,742
Google Inc., Class A1	107,700	57,152
Google Inc., Class C1	107,700	56,693
Alcatel-Lucent[1,2]	22,539,144	80,018
Visa Inc., Class A	263,300	69,037
Microsoft Corp.	1,202,000	55,833
Nintendo Co., Ltd.[2]	535,000	55,758
Alibaba Group Holding Ltd. (ADR)[1]	476,150	49,491
ASM Pacific Technology Ltd.[2]	3,900,000	37,077
Wirecard AG2	825,662	36,420
Other securities		291,852

		1,039,977

Consumer discretionary 18.12%
Amazon.com, Inc.[1]	508,900	157,937
Home Depot, Inc.	1,161,000	121,870
Priceline Group Inc.[1]	104,000	118,582
Walt Disney Co.	683,705	64,398
Toyota Motor Corp.[2]	950,000	59,243
Liberty Global PLC, Class C1	816,465	39,443
Liberty Global PLC, Class A1	327,449	16,440
Industria de Diseño Textil, SA2	1,460,000	41,833
HUGO BOSS AG2	335,500	41,191
Swatch Group Ltd, non-registered shares[2]	64,530	28,654
Swatch Group Ltd[2]	135,500	11,720
CBS Corp., Class B	702,500	38,876
Other securities		268,987

		1,009,174

Financials 14.09%
Moody’s Corp.	1,651,000	158,182
JPMorgan Chase & Co.	1,145,000	71,654
ORIX Corp.[2]	4,990,000	62,380
AIA Group Ltd.[2]	11,202,500	61,686
Bankia, SA1,[2]	29,520,000	43,764
HSBC Holdings PLC (GBP denominated)[2]	4,320,228	40,828
ICICI Bank Ltd.[2]	6,625,000	36,797
Sumitomo Mitsui Financial Group, Inc.[2]	462,000	16,693
Other securities		292,391

		784,375

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Industrials 9.21%
AA PLC1,[2]	12,217,000	$66,850
Geberit AG2	150,000	50,975
KONE Oyj, Class B2	880,000	39,968
Other securities		355,130

		512,923

Consumer staples 6.68%
Associated British Foods PLC[2]	1,590,000	77,251
Nestlé SA2	780,000	57,175
Colgate-Palmolive Co.	632,000	43,728
Orion Corp.[2]	43,000	39,548
Other securities		154,142

		371,844

Materials 2.93%
First Quantum Minerals Ltd.	2,669,400	37,934
Other securities		125,098

		163,032

Energy 2.68%
Oil Search Ltd.[2]	4,986,113	32,214
Other securities		117,086

		149,300

Telecommunication services 1.31%
SoftBank Corp.[2]	784,000	46,657
Other securities		26,431

		73,088

Utilities 0.49%
Other securities		27,458

Miscellaneous 0.84%
Other common stocks in initial period of acquisition		46,641

Total common stocks (cost: $3,872,317,000)		5,259,752

Preferred securities 0.07%

Miscellaneous 0.07%
Other preferred securities in initial period of acquisition		3,641

Total preferred securities (cost: $10,355,000)		3,641

Bonds, notes & other debt instruments 0.64%

	Principal amount (000)
U.S. Treasury bonds & notes 0.64%

U.S. Treasury 0.64%
Other securities		35,825

Total bonds, notes & other debt instruments (cost: $35,814,000)		35,825

American Funds Insurance Series

Global Growth Fund

Short-term securities 4.63%

	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.05%–0.12% due 1/16/2015–5/6/2015	$42,000	$41,998
Microsoft Corp. 0.10% due 2/10/2015[3]	24,300	24,297
Nordea Bank AB 0.18% due 1/8/2015[3]	38,400	38,399
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/13/2015–1/16/2015[3]	61,100	61,096
Other securities		91,885

Total short-term securities (cost: $257,667,000)		257,675

Total investment securities 99.79% (cost: $4,176,153,000)		5,556,893
Other assets less liabilities 0.21%		11,952

Net assets 100.00%		$5,568,845

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $148,388,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Sales:
Japanese yen	1/14/2015	JPMorgan Chase	$1,337	¥160,000	$1
Japanese yen	1/15/2015	UBS AG	$1,337	¥160,000	1
Japanese yen	1/16/2015	Bank of America, N.A.	$4,176	¥500,000	1
Japanese yen	1/22/2015	Bank of America, N.A.	$1,346	¥160,000	10
Japanese yen	1/26/2015	Bank of America, N.A.	$13,438	¥1,575,000	286
Japanese yen	2/19/2015	Bank of New York Mellon	$17,747	¥2,050,000	625
Japanese yen	3/4/2015	Bank of America, N.A.	$82,305	¥9,800,000	444

					$1,368

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,548,710,000, which represented 45.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $158,787,000, which represented 2.85% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2014

Common stocks 95.50%

	Shares	Value (000)

Consumer discretionary 18.78%

Amazon.com, Inc.[1]	2,648,216	$821,874
Home Depot, Inc.	6,320,000	663,410
Comcast Corp., Class A	9,555,000	554,286
Twenty-First Century Fox, Inc., Class A	9,540,000	366,384
Tiffany & Co.	2,389,000	255,289
Johnson Controls, Inc.	3,099,100	149,810
NIKE, Inc., Class B	1,530,000	147,109
Other securities		1,318,041

		4,276,203

Information technology 18.78%

ASML Holding NV (New York registered)	3,444,016	371,368
ASML Holding NV2	1,808,186	193,723
Microsoft Corp.	11,590,000	538,355
Google Inc., Class C1	511,000	268,991
Google Inc., Class A1	423,000	224,469
Visa Inc., Class A	1,083,000	283,963
LinkedIn Corp., Class A1	1,235,000	283,692
Apple Inc.	2,500,000	275,950
Facebook, Inc., Class A1	3,282,685	256,115
Avago Technologies Ltd.	1,816,000	182,671
salesforce.com, inc.[1]	2,880,000	170,813
Other securities		1,224,291

		4,274,401

Health care 17.05%

Express Scripts Holding Co.[1]	4,668,208	395,257
Incyte Corp.[1]	5,340,000	390,407
UnitedHealth Group Inc.	3,510,000	354,826
Regeneron Pharmaceuticals, Inc.[1]	847,600	347,728
Vertex Pharmaceuticals Inc.[1]	2,680,000	318,384
Centene Corp.[1]	2,288,500	237,661
Hologic, Inc.[1]	7,913,000	211,594
Edwards Lifesciences Corp.[1]	1,285,400	163,734
Biogen Idec Inc.[1]	445,500	151,225
Agios Pharmaceuticals, Inc.[1]	1,255,126	140,624
Other securities		1,170,557

		3,881,997

Financials 12.97%

Wells Fargo & Co.	10,751,096	589,375
Berkshire Hathaway Inc., Class A1	1,630	368,380
American Express Co.	3,000,000	279,120
Capital One Financial Corp.	2,580,000	212,979
Legal & General Group PLC[2]	45,158,246	173,445
Onex Corp.	2,523,500	146,527
Other securities		1,181,773

		2,951,599

Industrials 9.20%

American Airlines Group Inc.	5,525,000	296,306
Boeing Co.	2,250,000	292,455
Oshkosh Corp.[3]	4,947,000	240,672
United Continental Holdings, Inc.[1]	3,200,700	214,095
Union Pacific Corp.	1,500,000	178,695
Rockwell Collins, Inc.	1,775,000	149,952
Other securities		721,139

		2,093,314

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)

Energy 8.05%

Noble Energy, Inc.	4,510,000	$213,909
Concho Resources Inc.[1]	2,065,000	205,984
Suncor Energy Inc.	5,502,090	174,752
FMC Technologies, Inc.[1]	3,400,000	159,256
Pioneer Natural Resources Co.	935,000	139,175
Other securities		938,931

		1,832,007

Consumer staples 7.32%

Costco Wholesale Corp.	2,580,000	365,715
Coca-Cola Co.	4,670,000	197,168
Philip Morris International Inc.	2,280,000	185,706
PepsiCo, Inc.	1,715,000	162,171
Other securities		754,905

		1,665,665

Materials 2.17%

Potash Corp. of Saskatchewan Inc.	4,000,000	141,280
Other securities		352,741

		494,021

Other 0.36%

Other securities		83,427

Miscellaneous 0.82%

Other common stocks in initial period of acquisition		186,562

Total common stocks (cost: $14,434,935,000)		21,739,196

Preferred securities 0.00%

Miscellaneous 0.00%

Other preferred securities in initial period of acquisition		827

Total preferred securities (cost: $2,353,000)		827

Rights & warrants 0.08%

Energy 0.08%

Other securities		17,417

Total rights & warrants (cost: $17,736,000)		17,417

Short-term securities 4.47%

	Principal amount (000)
Apple Inc. 0.11% due 1/9/2015[4]	$18,500	18,500
Coca-Cola Co. 0.25% due 7/13/2015[4]	55,000	54,935
Federal Farm Credit Banks 0.08%–0.12% due 5/20/2015–7/28/2015	138,600	138,530
Federal Home Loan Bank 0.05%–0.17% due 1/16/2015–8/18/2015	430,381	430,249
Google Inc. 0.09%–0.15% due 2/25/2015–3/24/2015[4]	38,400	38,392
Other securities		335,829

Total short-term securities (cost: $1,016,410,000)		1,016,435

Total investment securities 100.05% (cost: $15,471,434,000)		22,773,875
Other assets less liabilities (0.05)%		(10,910)

Net assets 100.00%		$22,762,965

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2014 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,067	$240,672
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	886

					$3,067	$241,558

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,832,419,000, which represented 8.05% of the net assets of the fund. This amount includes $1,809,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $207,006,000, which represented .91% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
KGen Power Corp.	12/19/2006	$—	$886	.00%
Other private placement securities	6/21/2011–11/24/2014	62,124	13,352	.06

Total private placement securities		$62,124	$14,238	.06%

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2014

Common stocks 91.60%

	Shares	Value (000)

Health care 17.32%

Amgen Inc.	5,356,100	$853,173
Gilead Sciences, Inc.[1]	7,759,200	731,382
Alexion Pharmaceuticals, Inc.[1]	1,590,000	294,198
Express Scripts Holding Co.[1]	2,600,309	220,168
Stryker Corp.	2,185,011	206,112
Merck & Co., Inc.	3,626,080	205,925
UnitedHealth Group Inc.	1,766,396	178,565
Illumina, Inc.[1]	948,000	174,982
Humana Inc.	1,193,600	171,437
Edwards Lifesciences Corp.[1]	1,193,900	152,079
Other securities		1,206,229

		4,394,250

Information technology 16.43%

Texas Instruments Inc.	12,199,259	652,233
Google Inc., Class A1	606,000	321,580
Google Inc., Class C1	577,600	304,049
Oracle Corp.	10,356,500	465,732
Microsoft Corp.	8,090,000	375,781
Yahoo! Inc.[1]	5,038,000	254,469
Apple Inc.	2,246,300	247,947
Accenture PLC, Class A	2,068,500	184,738
Intuit Inc.	1,989,400	183,403
Other securities		1,178,124

		4,168,056

Consumer discretionary 13.03%

Amazon.com, Inc.[1]	1,898,800	589,293
Home Depot, Inc.	3,200,000	335,904
Time Warner Inc.	3,525,000	301,105
Comcast Corp., Class A	3,962,500	229,865
Comcast Corp., Class A, special nonvoting shares	1,000,000	57,565
General Motors Co.	6,952,256	242,703
Royal Caribbean Cruises Ltd.	1,983,000	163,459
Other securities		1,385,260

		3,305,154

Industrials 9.51%

CSX Corp.	8,124,200	294,340
General Dynamics Corp.	1,909,300	262,758
Precision Castparts Corp.	969,800	233,605
Nielsen NV	4,401,039	196,859
Waste Management, Inc.	3,138,000	161,042
Other securities		1,263,476

		2,412,080

Financials 7.87%

Crown Castle International Corp.	2,808,200	221,005
State Street Corp.	2,534,500	198,958
Marsh & McLennan Companies, Inc.	3,426,100	196,110
JPMorgan Chase & Co.	2,455,300	153,653
Other securities		1,227,099

		1,996,825

Materials 6.80%

Celanese Corp., Series A	5,930,400	355,587
Dow Chemical Co.	6,573,500	299,817
Monsanto Co.	1,980,243	236,580
Other securities		831,540

		1,723,524

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)

	Shares	Value (000)

Energy 6.65%

ConocoPhillips	3,334,460	$230,278
EOG Resources, Inc.	2,341,300	215,563
Royal Dutch Shell PLC, Class A (ADR)	3,016,000	201,921
Schlumberger Ltd.	2,055,000	175,518
Other securities		863,211

		1,686,491

Consumer staples 6.42%

Philip Morris International Inc.	4,627,444	376,905
Altria Group, Inc.	4,050,700	199,578
Coca-Cola Co.	4,708,400	198,789
CVS/Caremark Corp.	1,670,000	160,838
Other securities		691,493

		1,627,603

Telecommunication services 1.61%

Verizon Communications Inc.	6,731,501	314,900
Other securities		93,754

		408,654

Utilities 0.97%

Sempra Energy	1,455,000	162,029
Other securities		83,936

		245,965

Miscellaneous 4.99%

Other common stocks in initial period of acquisition		1,265,338

Total common stocks (cost: $15,610,703,000)		23,233,940

Rights & warrants 0.02%

Consumer discretionary 0.02%

Other securities		3,633

Total rights & warrants (cost: $3,908,000)		3,633

Convertible stocks 0.04%

Financials 0.04%

Other securities		9,007

Total convertible stocks (cost: $6,000,000)		9,007

Convertible bonds 0.12%

	Principal amount (000)

Information technology 0.12%

Other securities		30,961

Total convertible bonds (cost: $27,669,000)		30,961

Bonds, notes & other debt instruments 0.17%

Corporate bonds & notes 0.11%

Other 0.11%

Other securities		27,682

U.S. Treasury bonds & notes 0.06%

U.S. Treasury 0.06%

Other securities		14,935

Total bonds, notes & other debt instruments (cost: $40,155,000)		42,617

American Funds Insurance Series

Growth-Income Fund

Short-term securities 8.10%

	Principal amount (000)	Value (000)
Apple Inc. 0.13% due 1/8/2015[2]	$17,200	$17,200
Coca-Cola Co. 0.10%–0.19% due 1/15/2015–5/8/2015[2]	117,800	117,760
Fannie Mae 0.07%–0.15% due 3/2/2015–10/5/2015	183,900	183,795
Federal Home Loan Bank 0.05%–0.17% due 1/14/2015–10/5/2015	585,200	585,112
Freddie Mac 0.09%–0.17% due 1/6/2015–11/3/2015	321,800	321,632
Other securities		830,643

Total short-term securities (cost: $2,056,061,000)		2,056,142

Total investment securities 100.05% (cost: $17,744,496,000)		25,376,300
Other assets less liabilities (0.05)%		(12,752)

Net assets 100.00%		$25,363,548

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,838,773,000, which represented 7.25% of the net assets of the fund. This amount includes $1,759,866,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $9,007,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $698,638,000, which represented 2.75% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2014

Common stocks 67.47%

	Shares	Value (000)

Information technology 11.11%

Microsoft Corp.	14,225,000	$660,751
ASML Holding NV (New York registered)	2,162,000	233,128
KLA-Tencor Corp.	2,500,000	175,800
Texas Instruments Inc.	3,000,000	160,395
VeriSign, Inc.[1]	2,675,000	152,475
Autodesk, Inc.[1]	2,000,000	120,120
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	111,900
Cisco Systems, Inc.	4,000,000	111,260
Other securities		225,518

		1,951,347

Consumer discretionary 10.81%

Comcast Corp., Class A	7,100,000	411,871
Amazon.com, Inc.[1]	1,065,000	330,523
Home Depot, Inc.	2,405,000	252,453
Twenty-First Century Fox, Inc., Class A	4,750,000	182,424
VF Corp.	1,800,000	134,820
Gentex Corp.	3,500,000	126,455
General Motors Co.	3,500,000	122,185
Walt Disney Co.	1,150,000	108,318
Other securities		230,037

		1,899,086

Financials 10.01%

ACE Ltd.	2,620,000	300,986
JPMorgan Chase & Co.	4,750,000	297,255
American Express Co.	2,400,000	223,296
Citigroup Inc.	2,750,000	148,802
Other securities		787,221

		1,757,560

Industrials 8.00%

Lockheed Martin Corp.	2,115,000	407,286
Boeing Co.	1,720,000	223,566
Cummins Inc.	1,230,000	177,329
Other securities		597,090

		1,405,271

Health care 7.29%

Merck & Co., Inc.	6,350,000	360,616
Johnson & Johnson	2,075,000	216,983
UnitedHealth Group Inc.	1,500,000	151,635
Incyte Corp.[1]	2,000,000	146,220
Pfizer Inc.	4,210,000	131,141
Other securities		274,200

		1,280,795

Energy 7.19%

Chevron Corp.	1,625,000	182,292
Noble Energy, Inc.	3,600,000	170,748
Chesapeake Energy Corp.	7,700,000	150,689
Concho Resources Inc.[1]	1,238,816	123,572
Other securities		635,568

		1,262,869

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)

Materials 4.84%

FMC Corp.	3,250,000	$185,347
Dow Chemical Co.	2,500,000	114,025
Potash Corp. of Saskatchewan Inc.	3,100,000	109,492
Monsanto Co.	900,000	107,523
Other securities		333,446

		849,833

Consumer staples 4.62%

Coca-Cola Co.	3,440,000	145,237
Philip Morris International Inc.	1,750,000	142,537
Unilever NV (New York registered)	3,445,000	134,493
Other securities		389,451

		811,718

Other 0.98%

Other securities		169,946

Miscellaneous 2.62%

Other common stocks in initial period of acquisition		460,600

Total common stocks (cost: $8,330,362,000)		11,849,025

Convertible stocks 0.06%

Industrials 0.06%

Other securities		10,915

Total convertible stocks (cost: $15,028,000)		10,915

Bonds, notes & other debt instruments 25.00%

	Principal amount (000)

U.S. Treasury bonds & notes 10.96%

U.S. Treasury 7.99%

U.S. Treasury 0.25% 2015	$236,000	236,156
U.S. Treasury 0.625% 2018	143,000	140,129
U.S. Treasury 1.50% 2019	400,000	400,220
U.S. Treasury 2.75% 2024	130,000	136,764
U.S. Treasury 0.88%-7.25% 2015-2044[2]	471,000	488,834

		1,402,103

U.S. Treasury inflation-protected securities 2.97%

U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	179,108	180,727
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	194,373	222,160
U.S. Treasury Inflation-Protected Security 0.13%-0.75% 2019-2043[3]	121,033	119,233

		522,120

Total U.S. Treasury bonds & notes		1,924,223

Corporate bonds & notes 7.77%

Financials 1.41%

JPMorgan Chase & Co. 1.35%-3.88% 2017-2024	13,515	13,555
Other securities		234,398

		247,953

Consumer discretionary 0.68%

21st Century Fox America, Inc. 3.70% 2024[4]	6,000	6,184
Amazon.com, Inc. 4.80% 2034	6,000	6,294
Comcast Corp. 4.75%-5.65% 2035-2044	7,250	8,330
Home Depot, Inc. 2.00% 2019	5,500	5,519
Other securities		92,983

		119,310

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)

Other 5.68%

Other securities		$998,144

Total corporate bonds & notes		1,365,407

Mortgage-backed obligations 4.13%

Federal agency mortgage-backed obligations 3.48%

Fannie Mae 4.00% 2045[5,6]	$108,000	114,939
Fannie Mae 0%-7.50% 2021-2047[5,6,7]	385,476	415,587
Freddie Mac 4.00%-6.50% 2023-2043[5,7]	45,257	49,208
Other securities		31,480

		611,214

Other 0.65%

Other securities		113,757

Total mortgage-backed obligations		724,971

Federal agency bonds & notes 1.57%

Fannie Mae 0.50%-3.51% 2015-2024[5,7]	133,772	136,018
Freddie Mac 0.75%-3.24% 2016-2024[5,7]	136,579	138,100
Other securities		1,589

Total federal agency bonds & notes		275,707

Other bonds & notes 0.57%

Other securities		99,674

Total bonds, notes & other debt instruments (cost: $4,354,101,000)		4,389,982

Short-term securities 9.63%

Chariot Funding, LLC 0.22% due 4/23/2015[4]	15,000	14,991
Chevron Corp. 0.10%-0.14% due 1/21/2015-4/10/2015[4]	96,400	96,387
Coca-Cola Co. 0.17% due 4/23/2015[4]	40,000	39,981
Fannie Mae 0.07%-0.11% due 1/5/2015-5/18/2015	311,100	311,051
Federal Home Loan Bank 0.06%-0.16% due 1/22/2015-7/31/2015	524,700	524,591
Freddie Mac 0.07%-0.18% due 2/4/2015-11/3/2015	293,600	293,514
Other securities		410,968

Total short-term securities (cost: $1,691,354,000)		1,691,483

Total investment securities 102.16% (cost: $14,390,845,000)		17,941,405
Other assets less liabilities (2.16)%		(378,537)

Net assets 100.00%		$17,562,868

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $394,040,000, which represented 2.24% of the net assets of the fund. This amount includes $364,386,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some securities in “Other securities” (with an aggregate value of $5,692,000, an aggregate cost of $27,620,000, and which represented .03% of the net assets of the fund) were acquired from 3/10/2010 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,567,000, which represented .34% of the net assets of the fund.

American Funds Insurance Series

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $411,714,000 over the prior seven-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7885%	9/29/2016	$118,000	$(35)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.485	7/17/2018	200,000	(220)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	778
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(902)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(6,755)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,480)

						$(9,127)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,940,000, which represented .06% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $839,403,000, which represented 4.78% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion or all of the security purchased on a TBA basis.
[7]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,556,893	$4,079,588	$22,532,317	$7,687,281	$2,581,584
Affiliated issuers	—	83,253	241,558	—	—
Cash denominated in currencies other than U.S. dollars	19	24	—	—	—
Cash	91	29	123	124	109
Unrealized appreciation on open forward currency contracts	1,368	408	—	4,101	685
Receivables for:
Sales of investments	6,727	1,327	35,349	6,608	3,470
Sales of fund’s shares	6,306	1,295	1,895	15,299	2,346
Dividends and interest	7,817	2,412	17,561	13,595	5,590
Closed forward currency contracts	—	—	—	—	27
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	—	—

	5,579,221	4,168,336	22,828,803	7,727,008	2,593,811

Liabilities:
Unrealized depreciation on open forward currency contracts	—	1	—	—	119
Payables for:
Purchases of investments	29	1,709	22,694	2,208	4,510
Repurchases of fund’s shares	6,405	2,833	32,491	5,083	785
Investment advisory services	2,497	2,442	6,332	3,308	1,607
Services provided by related parties	910	615	3,510	1,017	269
Trustees’ deferred compensation	53	33	500	222	19
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	482	159	311	3,316	5,024

	10,376	7,792	65,838	15,154	12,333

Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,850	$2,926,683	$10,975,371	$5,824,671	$2,329,810
Undistributed (distributions in excess of) net investment income	4,840	(20,757)	25,981	(24,827)	(12,575)
Undistributed (accumulated) net realized gain (loss)	539,464	330,350	4,459,410	437,846	148,966
Net unrealized appreciation (depreciation)	1,381,691	924,268	7,302,203	1,474,164	115,277

Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478

Investment securities, at cost:
Unaffiliated issuers	$4,176,153	$3,121,166	$15,264,257	$6,214,414	$2,461,892
Affiliated issuers	—	117,738	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	19	24	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,251,546	$1,862,763	$25,376,300	$1,004,469	$74,886	$17,941,405	$220,314	$10,812,683	$2,661,480
—	11,584	—	—	—	—	—	—	—
—	—	234	—	—	—	—	722	2
76	179	118	102	93	296	67	2,876	283
—	1,264	—	—	—	—	137	4,862	7,983

26,033	17,869	15,260	1,746	318	251,291	5,469	1,606,820	79,754
2,688	395	10,534	508	845	9,458	176	4,789	621
12,923	4,034	28,225	2,404	266	46,765	789	59,480	29,914
—	—	—	—	—	—	5	157	874
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	784	44
15	—	26	—	—	15	—	—	—

7,293,281	1,898,088	25,430,697	1,009,229	76,408	18,249,230	226,957	12,493,173	2,780,955

—	—	—	—	—	—	57	—	7,148

12,129	9,482	29,527	—	1,170	669,674	10,945	2,916,021	184,417
4,758	781	24,179	59	— *	8,695	2	1,943	752
2,457	968	5,771	552	30	4,118	122	2,977	1,160
864	377	3,319	66	12	1,331	40	1,058	319
43	15	567	3	— *	178	1	76	15
—	—	—	—	—	—	3	278	1,393
—	—	—	—	—	68	—	—	—
146	114	3,786	339	30	2,298	38	200	1,448

20,397	11,737	67,149	1,019	1,242	686,362	11,208	2,922,553	196,652

$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$4,630,223	$1,661,463	$14,067,434	$946,878	$76,662	$12,690,641	$195,556	$9,216,219	$2,555,764
24,901	77	67,971	(1,634)	(109)	67,803	(358)	29,269	(357)
710,357	(83,891)	3,599,882	21,494	(327)	1,263,084	645	188,330	68,360
1,907,403	308,702	7,628,261	41,472	(1,060)	3,541,340	19,906	136,802	(39,464)

$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$5,344,128	$1,545,692	$17,744,496	$962,716	$75,945	$14,390,845	$200,454	$10,672,917	$2,700,254
—	21,133	—	—	—	—	—	—	—
—	—	234	—	—	—	—	730	2

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2014

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,893,728	$414,608	$3,884,759	$395,297	$3,614
Affiliated issuers	—	—	—	—	74,175
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Cash	3,406	106	344	105	496
Unrealized appreciation on open forward currency contracts	234	—	—	—	—
Receivables for:
Sales of investments	33,636	109,864	317,156	—	—
Sales of fund’s shares	476	399	4,834	2,058	149
Dividends and interest	35,323	875	11,401	1	—	*
Closed forward currency contracts	—	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	887
Variation margin	—	138	708	—	151
Other	—	—	—	—	—

	1,966,803	525,990	4,219,202	397,461	79,472

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	2,193	180,971	743,612	—	131
Repurchases of fund’s shares	1,104	80	340	2,185	4
Investment advisory services	766	119	981	108	13
Services provided by related parties	209	11	398	77	60
Trustees’ deferred compensation	55	1	58	22	—	*
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	4	—	*

	4,327	181,182	745,389	2,396	208

Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,111,532	$336,794	$3,401,135	$395,071	$78,039
Undistributed (distributions in excess of) net investment income	16,634	732	5,404	(22)	60
Undistributed (accumulated) net realized gain (loss)	(77,593)	4,237	26,154	—	(418)
Net unrealized appreciation (depreciation)	(88,097)	3,045	41,120	16	1,583

Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264

Investment securities, at cost:
Unaffiliated issuers	$1,982,013	$410,758	$3,836,002	$395,281	$3,615
Affiliated issuers	—	—	—	—	72,153
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,134		$5,436		$4,765		$135,125
43,365		91,437		70,421		1,916,917
—		—		—		—
123		808		102		3,725
—		—		—		—

—		—		—		—
152		216		82		6,403
—	*	—	*	—	*	1
—		—		—		—
486		318		475		—
42		77		61		—
—		—		—		—

46,302		98,292		75,906		2,062,171

—		—		—		—

141		100		67		225
10		—	*	5		2,875
8		16		12		344
36		69		56		1,605
—	*	—	*	—	*	3
—		—		—		—
—		—		—		—
—	*	—	*	—	*	150

195		185		140		5,202

$46,107		$98,107		$75,766		$2,056,969

$47,900		$95,076		$74,564		$1,952,693
14		69		12		24,307
(180)		(1,192)		(391)		48,332
(1,627)		4,154		1,581		31,637

$46,107		$98,107		$75,766		$2,056,969

$2,134		$5,436		$4,764		$135,125
44,843		87,162		68,649		1,885,280
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,557,548	$1,411,143	$7,118,538	$3,281,804	$1,433,225
Shares outstanding	56,669	54,083	88,818	161,255	69,186
Net asset value per share	$27.48	$26.09	$80.15	$20.35	$20.72
Class 2:
Net assets	$3,991,976	$2,737,594	$15,413,097	$4,373,530	$1,083,831
Shares outstanding	146,252	106,750	193,040	215,569	52,766
Net asset value per share	$27.30	$25.64	$79.84	$20.29	$20.54
Class 3:
Net assets			$207,705	$38,257
Shares outstanding			2,581	1,877
Net asset value per share			$80.47	$20.38
Class 4:
Net assets	$19,321	$11,807	$23,625	$18,263	$64,422
Shares outstanding	707	455	296	903	3,133
Net asset value per share	$27.34	$25.92	$79.74	$20.23	$20.56

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,725	$291,907	$1,722,678	$48,812
Shares outstanding	96,429	27,291	138,875	4,326
Net asset value per share	$10.54	$10.70	$12.40	$11.28
Class 2:
Net assets	$929,443	$52,433	$1,716,883	$331,450
Shares outstanding	89,319	4,910	139,736	29,967
Net asset value per share	$10.41	$10.68	$12.29	$11.06
Class 3:
Net assets	$16,012		$12,933	$7,581
Shares outstanding	1,514		1,041	680
Net asset value per share	$10.57		$12.43	$11.16
Class 4:
Net assets	$296	$468	$21,319	$7,222
Shares outstanding	27	44	1,728	642
Net asset value per share	$11.05	$10.65	$12.34	$11.25
Class P1:
Net assets					$187
Shares outstanding					16
Net asset value per share					$11.37
Class P2:
Net assets					$79,077
Shares outstanding					6,965
Net asset value per share					$11.35

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,541,931	$199,890	$10,812,079	$740,232	$20,131		$11,997,270	$36,767		$4,976,680	$1,193,822
241,153	15,645	204,921	45,506	2,053		539,607	3,310		449,180	101,411
$14.69	$12.78	$52.76	$16.27	$9.81		$22.23	$11.11		$11.08	$11.77

$3,721,695	$1,684,976	$14,336,947	$247,928	$1		$5,494,146	$178,981		$4,564,572	$1,386,425
255,471	132,136	273,559	15,288	—	*	249,023	16,142		416,740	118,290
$14.57	$12.75	$52.41	$16.22	$9.81		$22.06	$11.09		$10.95	$11.72

		$184,284				$39,615
		3,489				1,780
		$52.82				$22.25

$9,258	$1,485	$30,238	$20,050	$55,034		$31,837	$1		$29,368	$4,056
633	117	577	1,238	5,618		1,440	—	*	2,668	346
$14.63	$12.71	$52.39	$16.19	$9.80		$22.11	$11.09		$11.01	$11.70

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$117	$223	$149	$276,872
11	18	13	22,529
$10.10	$11.70	$11.67	$12.29

$45,990	$97,884	$75,617	$1,780,097
4,558	8,387	6,492	145,048
$10.09	$11.67	$11.65	$12.27

American Funds Insurance Series

Statements of operations for the year ended December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$93,235	$45,034	$336,253	$161,353	$43,211
Interest	375	556	1,051	823	11,562

	93,610	45,590	337,304	162,176	54,773

Fees and expenses[2]:
Investment advisory services	29,661	29,376	74,940	40,834	19,582
Distribution services	10,394	7,191	39,698	12,132	3,144
Insurance administrative services	22	20	25	20	77
Transfer agent services	—	— [3]	2	1	— [3]
Administrative services	568	422	2,293	820	272
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	342	226	1,446	511	155
Registration statement and prospectus	82	92	375	99	25
Trustees’ compensation	55	40	247	96	25
Auditing and legal	55	48	160	82	48
Custodian	537	794	428	1,833	1,003
Other	27	18	37	34	50

Total fees and expenses before reimbursement/waiver	41,743	38,227	119,651	56,462	24,381
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,743	38,227	119,651	56,462	24,381

Net investment income (loss)	51,867	7,363	217,653	105,714	30,392

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	539,436	333,894	4,628,900	844,337	147,035
Forward currency contracts	20,528	1,123	—	21,865	4,004
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,737)	(285)	(485)	(1,059)	(999)
Capital gain distributions received	—	—	—	—	—

	558,227	334,732	4,628,415	865,143	150,040

Net unrealized (depreciation) appreciation on:
Investments	(475,427)	(249,152)	(2,957,960)	(1,179,677)	(396,214)
Forward currency contracts	(3,902)	(53)	—	(839)	(274)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(400)	(62)	(333)	(1,176)	(36)

	(479,729)	(249,267)	(2,958,293)	(1,181,692)	(396,524)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	78,498	85,465	1,670,122	(316,549)	(246,484)

Net increase (decrease) in net assets resulting from operations	$130,365	$92,828	$1,887,775	$(210,835)	$(216,092)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder[1]	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$256,576	$78,405	$455,690	$39,412	$859	$265,080	$4,121	$378	$49
324	1,391	6,489	759	100	111,167	1,770	230,717	77,652

256,900	79,796	462,179	40,171	959	376,247	5,891	231,095	77,701

27,138	11,666	66,888	6,376	146	46,705	1,370	34,918	13,996
9,290	4,395	36,890	672	39	14,134	427	11,723	3,695
6	3	30	24	39	26	—	32	3
1	— [3]	2	—	— [3]	2	— [3]	1	— [3]
681	195	2,501	100	3	1,677	21	954	266
—	—	—	—	—	—	—	—	—
281	78	1,560	13	— [3]	955	2	508	111
74	17	334	62	2	282	6	131	35
61	18	269	9	— [3]	158	2	88	24
45	27	175	13	1	114	6	64	18
238	279	596	255	13	318	38	72	496
9	13	43	2	—	26	21	145	215

37,824	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859

29	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

29	—	—	—	—	—	—	—	—
37,795	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859

219,105	63,105	352,891	32,645	716	311,850	3,998	182,459	58,842

737,780	191,174	3,613,704	25,019	(214)	1,263,716	3,547	205,030	49,433
—	828	(9)	—	—	—	(43)	10,839	(3,161)
—	—	—	—	—	(1,666)	—	(9,463)	(2,498)
—	—	—	—	—	—	—	—	—
(2)	(199)	(1,390)	(137)	(10)	(1,085)	(64)	156	(1,813)
—	—	—	—	—	—	—	—	—

737,778	191,803	3,612,305	24,882	(224)	1,260,965	3,440	206,562	41,961

25,023	(147,265)	(1,414,381)	(92,324)	(1,059)	(645,038)	(4,302)	116,937	(63,286)
—	1,206	(612)	—	—	—	104	6,511	4,230
—	—	—	—	—	(9,127)	—	(7,795)	(175)
—	—	—	—	—	—	—	—	—
(19)	(135)	(99)	(143)	(1)	(16)	(37)	(412)	(1,646)

25,004	(146,194)	(1,415,092)	(92,467)	(1,060)	(654,181)	(4,235)	115,241	(60,877)

762,782	45,609	2,197,213	(67,585)	(1,284)	606,784	(795)	321,803	(18,916)

$981,887	$108,714	$2,550,104	$(34,940)	$(568)	$918,634	$3,203	$504,262	$39,926

American Funds Insurance Series

Statements of operations for the year ended December 31, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$838	$—		$—	$—	$901
Interest	125,255	4,475		55,405	313	—	[3]

	126,093	4,475		55,405	313	901

Fees and expenses[2]:
Investment advisory services	9,118	1,194		11,539	1,363	132
Distribution services	2,584	127		4,509	926	122
Insurance administrative services	6	—	[3]	22	6	122
Transfer agent services	— [3]	—	[3]	— [3]	—	—	[3]
Administrative services	197	29		348	42	—
Accounting and administrative services	—	—		—	—	52
Reports to shareholders	52	3		90	11	—	[3]
Registration statement and prospectus	22	18		39	6	4
Trustees’ compensation	22	2		35	6	—	[3]
Auditing and legal	13	2		23	3	—	[3]
Custodian	9	1		9	1	12
Other	68	17		37	1	14

Total fees and expenses before reimbursement/waiver	12,091	1,393		16,651	2,365	458
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	26
Other	—	—		—	—	67

Total reimbursement/waiver of fees and expenses	—	—		—	—	93
Total fees and expenses after reimbursement/waiver	12,091	1,393		16,651	2,365	365

Net investment income (loss)	114,002	3,082		38,754	(2,052)	536

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	50,613	6,945		52,366	1	1,399
Forward currency contracts	872	—		—	—	—
Interest rate swaps	—	222		(4,040)	—	—
Futures contracts	—	—		—	—	(2,612)
Currency transactions	20	—		—	—	(9)
Capital gain distributions received	—	—		—	—	2,314

	51,505	7,167		48,326	1	1,092

Net unrealized (depreciation) appreciation on:
Investments	(152,554)	5,159		98,178	3	4
Forward currency contracts	258	—		—	—	—
Interest rate swaps	—	(956)		(11,848)	—	—
Futures contracts	—	—		—	—	(438)
Currency translations	(62)	—		—	—	—

	(152,358)	4,203		86,330	3	(434)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(100,853)	11,370		134,656	4	658

Net increase (decrease) in net assets resulting from operations	$13,149	$14,452		$173,410	$(2,048)	$1,194

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$700	$2,611		$957		$30,954
— [3]	—	[3]	—	[3]	9

700	2,611		957		30,963

81	132		116		3,883
71	121		105		3,407
71	121		105		3,883
— [3]	—	[3]	—	[3]	— [3]
—	—		—		—
51	52		51		87
— [3]	1		—	[3]	79
3	4		4		116
— [3]	—	[3]	—	[3]	11
— [3]	—	[3]	—	[3]	14
12	12		12		12
2	17		10		221

291	460		403		11,713

16	26		23		777
60	70		64		74

76	96		87		851
215	364		316		10,862

485	2,247		641		20,101

743	2,062		1,859		7,887
—	—		—		—
—	—		—		—
(639)	(2,998)		(2,253)		(23,286)
(8)	(2)		(3)		(20)
—	—		1,784		69,557

96	(938)		1,387		54,138

(2,621)	2,404		(224)		(23,318)
—	—		—		—
—	—		—		—
(149)	(121)		(192)		—
—	—		—		—

(2,770)	2,283		(416)		(23,318)

(2,674)	1,345		971		30,820

$(2,189)	$3,592		$1,612		$50,921

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income (loss)	$51,867	$55,608	$7,363	$361	$217,653	$171,593
Net realized gain (loss) on investments	558,227	929,844	334,732	472,703	4,628,415	2,727,323
Net unrealized appreciation (depreciation) on investments	(479,729)	524,891	(249,267)	494,315	(2,958,293)	3,086,943

Net increase (decrease) in net assets resulting from operations	130,365	1,510,343	92,828	967,379	1,887,775	5,985,859

Dividends and distributions paid to shareholders:
Dividends from net investment income	(68,881)	(71,780)	(8,225)	(33,337)	(224,482)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—

Total dividends and distributions paid to shareholders	(628,198)	(71,780)	(26,966)	(33,337)	(1,343,896)	(221,528)

Net capital share transactions	178,506	(739,453)	(105,588)	(355,428)	(1,339,113)	(4,421,762)

Total increase (decrease) in net assets	(319,327)	699,110	(39,726)	578,614	(795,234)	1,342,569
Net assets:
Beginning of year	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630

End of year	$5,568,845	$5,888,172	$4,160,544	$4,200,270	$22,762,965	$23,558,199

Undistributed (distributions in excess of) net investment income	$4,840	$3,114	$(20,757)	$(23,219)	$25,981	$33,372

	International Growth
	and Income Fund		Capital Income Builder	Asset Allocation Fund
	Year ended December 31		Year ended December 31	Year ended December 31
	2014	2013	2014[1]	2014	2013
Operations:
Net investment income (loss)	$32,645	$21,709	$716	$311,850	$230,855
Net realized gain (loss) on investments	24,882	34,613	(224)	1,260,965	825,117
Net unrealized appreciation (depreciation) on investments	(92,467)	92,291	(1,060)	(654,181)	1,982,263

Net increase (decrease) in net assets resulting from operations	(34,940)	148,613	(568)	918,634	3,038,235

Dividends and distributions paid to shareholders:
Dividends from net investment income	(31,369)	(23,927)	(835)	(282,950)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	(94)	(808,834)	—

Total dividends and distributions paid to shareholders	(41,025)	(38,748)	(929)	(1,091,784)	(240,318)

Net capital share transactions	129,868	416,512	76,663	1,418,325	1,058,137

Total increase (decrease) in net assets	53,903	526,377	75,166	1,245,175	3,856,054
Net assets:
Beginning of year	954,307	427,930	—	16,317,693	12,461,639

End of year	$1,008,210	$954,307	$75,166	$17,562,868	$16,317,693

Undistributed (distributions in excess of) net investment income	$(1,634)	$(3,866)	$(109)	$67,803	$44,514

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$105,714	$112,294	$30,392	$34,369	$219,105	$125,779	$63,105	$62,835	$352,891	$315,972
865,143	905,270	150,040	265,071	737,778	481,198	191,803	267,269	3,612,305	2,959,891
(1,181,692)	757,137	(396,524)	(14,019)	25,004	1,061,023	(146,194)	80,764	(1,415,092)	3,592,077

(210,835)	1,774,701	(216,092)	285,421	981,887	1,668,000	108,714	410,868	2,550,104	6,867,940

(119,689)	(126,296)	(31,681)	(38,680)	(221,413)	(121,475)	(66,932)	(63,217)	(345,996)	(330,882)
—	—	(264,280)	(11,688)	—	—	—	—	(1,199,049)	—

(119,689)	(126,296)	(295,961)	(50,368)	(221,413)	(121,475)	(66,932)	(63,217)	(1,545,045)	(330,882)

(1,245,391)	(1,488,019)	390,346	(49,848)	(56,686)	283,296	(184,153)	(335,904)	(674,865)	(4,856,235)

(1,575,915)	160,386	(121,707)	185,205	703,788	1,829,821	(142,371)	11,747	330,194	1,680,823

9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531

$7,711,854	$9,287,769	$2,581,478	$2,703,185	$7,272,884	$6,569,096	$1,886,351	$2,028,722	$25,363,548	$25,033,354

$(24,827)	$(35,174)	$(12,575)	$(12,241)	$24,901	$27,211	$77	$(1,984)	$67,971	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$3,998	$3,143	$182,459	$165,688	$58,842	$58,823	$114,002	$122,416	$3,082	$529
3,440	3,839	206,562	8,330	41,961	(31,021)	51,505	15,106	7,167	(1,198)
(4,235)	13,109	115,241	(351,831)	(60,877)	(98,103)	(152,358)	(8,925)	4,203	(2,393)

3,203	20,091	504,262	(177,813)	39,926	(70,301)	13,149	128,597	14,452	(3,062)

(2,876)	(2,640)	(196,026)	(176,180)	(38,880)	—	(116,796)	(127,001)	(2,963)	(1,659)
(5,479)	(1,389)	(3,424)	(97,344)	(22,998)	(32,698)	—	—	—	(345)

(8,355)	(4,029)	(199,450)	(273,524)	(61,878)	(32,698)	(116,796)	(127,001)	(2,963)	(2,004)

28,764	24,936	(6,277)	762,587	17,465	69,173	130,489	(115,679)	86,031	116,261

23,612	40,998	298,535	311,250	(4,487)	(33,826)	26,842	(114,083)	97,520	111,195

192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093

$215,749	$192,137	$9,570,620	$9,272,085	$2,584,303	$2,588,790	$1,962,476	$1,935,634	$344,808	$247,288

$(358)	$(344)	$29,269	$33,731	$(357)	$6,522	$16,634	$16,443	$732	$11

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013[2]
Operations:
Net investment income (loss)	$38,754	$19,673	$(2,052)	$(2,280)	$536	$142
Net realized gain (loss) on investments	48,326	(10,887)	1	— [3]	1,092	(126)
Net unrealized appreciation (depreciation) on investments	86,330	(118,491)	3	(11)	(434)	2,017

Net increase (decrease) in net assets resulting from operations	173,410	(109,705)	(2,048)	(2,291)	1,194	2,033

Dividends and distributions paid to shareholders:
Dividends from net investment income	(41,683)	(27,711)	—	—	(534)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	(1,328)	—

Total dividends and distributions paid to shareholders	(41,683)	(126,135)	—	—	(1,862)	(140)

Net capital share transactions	(57,173)	(189,164)	(62,920)	(73,782)	51,939	26,100

Total increase (decrease) in net assets	74,554	(425,004)	(64,968)	(76,073)	51,271	27,993
Net assets:
Beginning of year	3,399,259	3,824,263	460,033	536,106	27,993	—

End of year	$3,473,813	$3,399,259	$395,065	$460,033	$79,264	$27,993

Undistributed (distributions in excess of) net investment income	$5,404	$6,797	$(22)	$(20)	$60	$2

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	20132	2014	2013[2]	2014	2013[2]	2014	2013

$485	$157	$2,247	$346	$641	$205	$20,101	$8,194
96	(280)	(938)	(257)	1,387	(177)	54,138	(47)
(2,770)	1,143	2,283	1,871	(416)	1,997	(23,318)	54,945

(2,189)	1,020	3,592	1,960	1,612	2,025	50,921	63,092

(510)	(114)	(2,179)	(342)	(643)	(202)	(1,557)	(8,151)
—	—	—	—	(1,590)	—	—	—

(510)	(114)	(2,179)	(342)	(2,233)	(202)	(1,557)	(8,151)

31,920	15,980	70,335	24,741	52,232	22,332	1,100,535	817,857

29,221	16,886	71,748	26,359	51,611	24,155	1,149,899	872,798

16,886	—	26,359	—	24,155	—	907,070	34,272

$46,107	$16,886	$98,107	$26,359	$75,766	$24,155	$2,056,969	$907,070

$14	$6	$69	$4	$12	$3	$24,307	$89

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments - primarily short positions on exchange-traded futures contracts - to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

Each fund’s investment objective and the principal strategies used to achieve the objective are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

American Funds Insurance Series

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2014 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$739,428	$342,512	$—	$1,081,940
Information technology	531,129	508,848	—	1,039,977
Consumer discretionary	626,762	382,412	—	1,009,174
Financials	307,413	476,962	—	784,375
Industrials	216,803	296,120	—	512,923
Consumer staples	93,106	278,738	—	371,844
Materials	88,808	74,224	—	163,032
Energy	86,063	63,237	—	149,300
Telecommunication services	—	73,088	—	73,088
Utilities	—	27,458	—	27,458
Miscellaneous	21,531	25,110	—	46,641
Preferred securities	3,641	—	—	3,641
Bonds, notes & other debt instruments	—	35,825	—	35,825
Short-term securities	—	257,675	—	257,675

Total	$2,714,684	$2,842,209	$—	$5,556,893

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,368	$—	$1,368

*	Securities with a value of $2,107,483,000, which represented 37.84% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$512,915	$321,228	$47	$834,190
Health care	685,038	96,623	—	781,661
Information technology	348,028	260,853	71	608,952
Industrials	149,123	425,317	—	574,440
Financials	142,152	126,217	—	268,369
Materials	105,862	77,739	—	183,601
Energy	94,667	75,950	1,690	172,307
Consumer staples	18,575	117,901	—	136,476
Utilities	—	84,304	—	84,304
Telecommunication services	20,350	6,032	—	26,382
Miscellaneous	135,430	69,824	—	205,254
Rights & warrants	—	71	65	136
Convertible stocks	—	—	4,961	4,961
Bonds, notes & other debt instruments	—	10,130	—	10,130
Short-term securities	—	271,678	—	271,678

Total	$2,212,140	$1,943,867	$6,834	$4,162,841

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$408	$—	$408
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)

Total	$—	$407	$—	$407

*	Securities with a value of $1,375,550,000, which represented 33.06% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,073,351	$202,852	$—	$4,276,203
Information technology	3,642,301	632,100	—	4,274,401
Health care	3,778,014	103,983	—	3,881,997
Financials	2,778,154	173,445	—	2,951,599
Industrials	1,783,878	309,436	—	2,093,314
Energy	1,816,801	2,043	13,163	1,832,007
Consumer staples	1,427,320	238,345	—	1,665,665
Materials	374,714	119,307	—	494,021
Other	55,518	27,023	886	83,427
Miscellaneous	176,726	9,836	—	186,562
Preferred securities	827	—	—	827
Rights & warrants	17,417	—	—	17,417
Short-term securities	—	1,016,435	—	1,016,435

Total	$19,925,021	$2,834,805	$14,049	$22,773,875

*	Securities with a value of $1,558,297,000, which represented 6.85% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$—	$1,511,123	$—	$1,511,123
Consumer discretionary	67,776	1,097,322	—	1,165,098
Health care	50,008	1,033,404	—	1,083,412
Information technology	266,859	619,031	—	885,890
Industrials	129,505	719,328	—	848,833
Consumer staples	15,749	431,021	—	446,770
Materials	8,953	297,654	—	306,607
Utilities	—	266,534	—	266,534
Telecommunication services	10,388	218,182	—	228,570
Energy	38,147	177,358	—	215,505
Miscellaneous	10,485	178,247	—	188,732
Bonds, notes & other debt instruments	—	48,290	—	48,290
Short-term securities	—	491,917	—	491,917

Total	$597,870	$7,089,411	$—	$7,687,281

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,101	$—	$4,101

*	Securities with a value of $5,787,479,000, which represented 75.05% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$134,081	$212,030	$—	$346,111
Financials	135,131	196,690	34	331,855
Consumer discretionary	129,744	188,539	—	318,283
Consumer staples	45,733	181,450	—	227,183
Health care	54,634	121,837	—	176,471
Energy	66,286	106,726	—	173,012
Industrials	50,753	55,690	—	106,443
Telecommunication services	—	71,301	—	71,301
Materials	18,431	31,129	—	49,560
Utilities	5,701	34,783	—	40,484
Miscellaneous	49,592	65,264	—	114,856
Preferred securities	1,083	—	—	1,083
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	149,444	—	149,444
Corporate bonds & notes	—	23,676	—	23,676
U.S. Treasury bonds & notes	—	17,281	—	17,281
Short-term securities	—	434,541	—	434,541

Total	$691,169	$1,890,381	$34	$2,581,584

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$685	$—	$685
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)

Total	$—	$566	$—	$566

*	Securities with a value of $1,000,333,000, which represented 38.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,206,708	$—	$—	$1,206,708
Industrials	1,090,571	—	—	1,090,571
Information technology	980,697	—	—	980,697
Consumer staples	788,219	—	—	788,219
Telecommunication services	647,494	—	—	647,494
Consumer discretionary	581,409	—	—	581,409
Utilities	549,315	—	—	549,315
Energy	375,483	—	—	375,483
Materials	216,755	—	—	216,755
Financials	202,146	—	—	202,146
Miscellaneous	357,685	—	—	357,685
Short-term securities	—	255,064	—	255,064

Total	$6,996,482	$255,064	$—	$7,251,546

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$214,725	$198,543	$—	$413,268
Consumer discretionary	140,482	93,033	—	233,515
Information technology	116,145	110,012	—	226,157
Industrials	123,783	101,581	—	225,364
Health care	143,642	61,208	—	204,850
Telecommunication services	17,635	114,714	—	132,349
Consumer staples	52,948	63,008	—	115,956
Materials	79,864	16,969	—	96,833
Utilities	42,458	37,604	—	80,062
Energy	42,913	20,828	—	63,741
Preferred securities	458	—	—	458
Rights & warrants	129	—	—	129
Convertible bonds	—	1,111	—	1,111
Bonds, notes & other debt instruments	—	14,064	—	14,064
Short-term securities	—	66,490	—	66,490

Total	$975,182	$899,165	$—	$1,874,347

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,264	$—	$1,264

*	Securities with a value of $662,693,000, which represented 35.13% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,257,763	$136,487	$—	$4,394,250
Information technology	4,022,522	145,534	—	4,168,056
Consumer discretionary	2,801,117	504,037	—	3,305,154
Industrials	2,195,585	216,495	—	2,412,080
Financials	1,827,601	169,224	—	1,996,825
Materials	1,599,620	123,904	—	1,723,524
Energy	1,468,850	217,641	—	1,686,491
Consumer staples	1,391,547	236,056	—	1,627,603
Telecommunication services	408,654	—	—	408,654
Utilities	245,965	—	—	245,965
Miscellaneous	1,175,943	89,395	—	1,265,338
Rights & warrants	3,633	—	—	3,633
Convertible stocks	—	9,007	—	9,007
Convertible bonds	—	30,961	—	30,961
Bonds, notes & other debt instruments	—	42,617	—	42,617
Short-term securities	—	2,056,142	—	2,056,142

Total	$21,398,800	$3,977,500	$—	$25,376,300

*	Securities with a value of $1,209,046,000, which represented 4.77% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$14,644	$221,570	$—	$236,214
Utilities	—	128,528	—	128,528
Consumer discretionary	3,716	120,254	—	123,970
Consumer staples	28,345	80,659	—	109,004
Health care	—	106,859	—	106,859
Industrials	7,555	71,399	—	78,954
Energy	17,440	27,691	—	45,131
Materials	3,116	28,998	—	32,114
Telecommunication services	2,603	29,171	—	31,774
Information technology	6,522	8,931	—	15,453
Rights & warrants	—	61	—	61
Convertible bonds	—	2,556	—	2,556
Bonds, notes & other debt instruments	—	9,256	—	9,256
Short-term securities	—	84,595	—	84,595

Total	$83,941	$920,528	$—	$1,004,469

*	Securities with a value of $617,618,000, which represented 61.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$7,023	$2,670	$—	$9,693
Financials	3,307	5,253	—	8,560
Health care	3,668	4,214	—	7,882
Utilities	706	6,403	—	7,109
Telecommunication services	2,784	4,290	—	7,074
Consumer discretionary	1,136	3,948	—	5,084
Energy	3,459	1,580	—	5,039
Information technology	3,922	838	—	4,760
Industrials	1,662	1,418	—	3,080
Materials	1,201	1,154	—	2,355
Miscellaneous	—	477	—	477
Bonds, notes & other debt instruments	—	11,673	—	11,673
Short-term securities	—	2,100	—	2,100

Total	$28,868	$46,018	$—	$74,886

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,850,376	$100,971	$—	$1,951,347
Consumer discretionary	1,881,061	18,025	—	1,899,086
Financials	1,757,560	—	—	1,757,560
Industrials	1,385,692	19,578	1	1,405,271
Health care	1,182,825	94,864	3,106	1,280,795
Energy	1,262,869	—	—	1,262,869
Materials	848,790	1,043	—	849,833
Consumer staples	715,693	96,025	—	811,718
Other	169,946	—	—	169,946
Miscellaneous	420,917	39,683	—	460,600
Convertible stocks	—	10,915	—	10,915
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,924,223	—	1,924,223
Corporate bonds & notes	—	1,354,535	10,872	1,365,407
Mortgage-backed obligations	—	724,971	—	724,971
Federal agency bonds & notes	—	275,707	—	275,707
Other	—	99,674	—	99,674
Short-term securities	—	1,691,483	—	1,691,483

Total	$11,475,729	$6,451,697	$13,979	$17,941,405

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$778	$—	$778
Liabilities:
Unrealized depreciation on interest rate swaps	—	(9,905)	—	(9,905)

Total	$—	$(9,127)	$—	$(9,127)

*	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,981	$12,535	$—	$22,516
Financials	3,944	17,108	—	21,052
Consumer staples	8,087	10,138	—	18,225
Information technology	8,066	9,507	—	17,573
Health care	8,027	5,840	—	13,867
Consumer discretionary	9,370	4,393	—	13,763
Energy	4,859	2,447	—	7,306
Materials	5,855	1,035	—	6,890
Telecommunication services	648	2,403	—	3,051
Utilities	—	2,417	—	2,417
Miscellaneous	2,412	1,967	—	4,379
Preferred securities	166	—	—	166
Convertible bonds	—	873	—	873
Bonds, notes & other debt instruments	—	65,536	—	65,536
Short-term securities	—	22,700	—	22,700

Total	$61,415	$158,899	$—	$220,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$137	$—	$137
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(57)	—	(57)

Total	$—	$80	$—	$80

*	Securities with a value of $56,422,000, which represented 26.15% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,617,605	$—	$3,617,605
Corporate bonds & notes	—	2,859,035	103	2,859,138
Mortgage-backed obligations	—	2,053,347	—	2,053,347
Other	—	632,729	—	632,729
Convertible bonds	—	1,311	—	1,311
Preferred securities	2,286	—	—	2,286
Common stocks	6	—	—	6
Short-term securities	—	1,646,261	—	1,646,261

Total	$2,292	$10,810,288	$103	$10,812,683

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,862	$—	$4,862
Unrealized appreciation on interest rate swaps	—	9,726	—	9,726
Liabilities:
Unrealized depreciation on interest rate swaps	—	(17,187)	—	(17,187)

Total	$—	$(2,599)	$—	$(2,599)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,308	$—	$584,308
British pounds	—	135,822	—	135,822
Mexican pesos	—	81,519	—	81,519
Japanese yen	—	65,446	—	65,446
Indian rupees	—	47,363	—	47,363
Polish zloty	—	45,973	—	45,973
Hungarian forints	—	40,631	—	40,631
Norwegian kroner	—	36,498	—	36,498
Colombian pesos	—	29,455	—	29,455
U.S. dollars	—	1,366,659	7	1,366,666
Other	—	75,018	—	75,018
Convertible stocks	—	357	—	357
Common stocks	—	334	—	334
Short-term securities	—	152,090	—	152,090

Total	$—	$2,661,473	$7	$2,661,480

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$7,983	$—	$7,983
Unrealized appreciation on interest rate swaps	—	272	—	272
Liabilities:
Unrealized depreciation on forward currency contracts	—	(7,148)	—	(7,148)
Unrealized depreciation on interest rate swaps	—	(447)	—	(447)

Total	$—	$660	$—	$660

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,684,551	$10,552	$1,695,103
Other	—	53,008	—	53,008
Convertible bonds	—	5,888	—	5,888
Convertible stocks	13,440	6,502	—	19,942
Preferred securities	798	—	—	798
Common stocks	6,410	5,834	3,563	15,807
Short-term securities	—	103,182	—	103,182

Total	$20,648	$1,858,965	$14,115	$1,893,728

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$234	$—	$234

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

American Funds Insurance Series

Cash Management Fund

At December 31, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate

American Funds Insurance Series

gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency

American Funds Insurance Series

contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2014, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$1,368	$408	$4,101	$685	$1,264
Forward currency	Receivables for closed forward currency contracts	—	—	—	27	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$1,368	$408	$4,101	$712	$1,264

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$1	$—	$119	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$1	$—	$119	$—

Net realized gain	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$20,528	$1,123	$21,865	$4,004	$828
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—

		$20,528	$1,123	$21,865	$4,004	$828

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized depreciation on forward currency contracts	$(3,902)	$(53)	$(839)	$(274)	$1,206
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—

		$(3,902)	$(53)	$(839)	$(274)	$1,206

American Funds Insurance Series

		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$137	$4,862	$7,983
Forward currency	Receivables for closed forward currency contracts	—	—	5	157	874
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	784	44
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$142	$5,803	$8,901

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$57	$—	$7,148
Forward currency	Payables for closed forward currency contracts	—	—	3	278	1,393
Interest rate swaps	Variation margin on interest rate swaps	—	68	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$68	$60	$278	$8,541

Net realized (loss) gain	Location on statements of operations
Forward currency	Net realized (loss) gain on forward currency contracts	$(9)	$—	$(43)	$10,839	$(3,161)
Interest rate swaps	Net realized loss on interest rate swaps	—	(1,666)	—	(9,463)	(2,498)
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—

		$(9)	$(1,666)	$(43)	$1,376	$(5,659)

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(612)	$—	$104	$6,511	$4,230
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(9,127)	—	(7,795)	(175)
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—

		$(612)	$(9,127)	$104	$(1,284)	$4,055

American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$234	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	887	486
Interest rate swaps	Variation margin for interest rate swaps	—	138	708	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	151	42

		$234	$138	$708	$1,038	$528

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$872	$—	$—	$—	$—
Interest rate swaps	Net realized gain (loss) on interest rate swaps	—	222	(4,040)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(2,612)	(639)

		$872	$222	$(4,040)	$(2,612)	$(639)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$258	$—	$—	$—	$—
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(956)	(11,848)	—	—
Futures contracts	Net unrealized depreciation on futures contracts	—	—	—	(438)	(149)

		$258	$(956)	$(11,848)	$(438)	$(149)

American Funds Insurance Series

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—
Futures contracts	Deposits at brokers for futures contracts	318	475	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	77	61	—

		$395	$536	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—

		$—	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(2,998)	(2,253)	(23,286)

		$(2,998)	$(2,253)	$(23,286)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—
Futures contracts	Net unrealized depreciation on futures contracts	(121)	(192)	—

		$(121)	$(192)	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty as of December 31, 2014, including those that are subject to potential offset on the statements of assets and liabilities (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$741	$—	$—	$—	$741
Bank of New York Mellon	625	—	—	—	625
JPMorgan Chase	1	—	—	—	1
UBS AG	1	—	—	—	1

	$1,368	$—	$—	$—	$1,368

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
HSBC Bank	$94	$—	$—	$—	$94
UBS AG	314	—	—	—	314

	$408	$—	$—	$—	$408

Liabilities:
Barclays Bank PLC	$1	$—	$—	$—	$1

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$758	$—	$—	$—	$758
Barclays Bank PLC	2,308		—	—	2,308
Citibank	309	—	—	—	309
UBS AG	726	—	—	—	726

	$4,101	$—	$—	$—	$4,101

See end of tables for footnote.

American Funds Insurance Series

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$33	$—	$—	$—	$33
Citibank	234	—	—	—	234
HSBC Bank	63	(2)	—	—	61
JPMorgan Chase	153	(1)	—	—	152
UBS AG	229	(95)	—	—	134

	$712	$(98)	$—	$—	$614

Liabilities:
Barclays Bank PLC	$21	$—	$—	$—	$21
HSBC Bank	2	(2)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
UBS AG	95	(95)	—	—	—

	$119	$(98)	$—	$—	$21

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1	$—	$—	$—	$1
Citibank	254	—	—	—	254
JPMorgan Chase	1,009	—	—	—	1,009

	$1,264	$—	$—	$—	$1,264

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$12	$—	$—	$—	$12
Citibank	47	—	—	—	47
HSBC Bank	21	(21)	—	—	—
JPMorgan Chase	60	(9)	—	—	51
UBS AG	2	(2)	—	—	—

	$142	$(32)	$—	$—	$110

Liabilities:
Barclays Bank PLC	$3	$—	$—	$—	$3
HSBC Bank	26	(21)	—	—	5
JPMorgan Chase	9	(9)	—	—	—
UBS AG	22	(2)	—	—	20

	$60	$(32)	$—	$—	$28

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$93	$—	$—	$—	$93
Citibank	250	—	—	—	250
HSBC Bank	2,565	—	—	—	2,565
JPMorgan Chase	1,945	—	—	—	1,945
UBS AG	166	—	—	—	166

	$5,019	$—	$—	$—	$5,019

Liabilities:
JPMorgan Chase	$198	$—	$—	$—	$198
UBS AG	80	—	—	—	80

	$278	$—	$—	$—	$278

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$643	$—	$—	$—	$643
Barclays Bank PLC	512	(386)	—	—	126
Citibank	1,957	(571)	—	—	1,386
HSBC Bank	2,534	(1,708)	—	—	826
JPMorgan Chase	1,603	(1,595)	—	—	8
UBS AG	1,608	(632)	—	—	976

	$8,857	$(4,892)	$—	$—	$3,965

Liabilities:
Bank of America, N.A.	$294	$—	$—	$—	$294
Bank of New York Mellon	2,580	—	—	—	2,580
Barclays Bank PLC	386	(386)	—	—	—
Citibank	625	(571)	—	—	54
HSBC Bank	2,000	(1,708)	—	—	292
JPMorgan Chase	2,024	(1,595)	—	—	429
UBS AG	632	(632)	—	—	—

	$8,541	$(4,892)	$—	$—	$3,649

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$184	$—	$—	$—	$184
HSBC Bank	21	—	—	—	21
UBS AG	29	—	—	—	29

	$234	$—	$—	$—	$234

*	Non-cash collateral is shown on a settlement basis.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817
Capital loss carryforward utilized	—	—	—	386,250	—	24,747

Gross unrealized appreciation on investment securities	1,619,588	1,375,775	7,722,797	1,852,730	422,654	1,962,299
Gross unrealized depreciation on investment securities	(243,332)	(471,711)	(587,321)	(435,835)	(324,025)	(56,195)
Net unrealized appreciation (depreciation) on investment securities	1,376,256	904,064	7,135,476	1,416,895	98,629	1,906,104

Cost of investment securities	4,180,637	3,258,777	15,638,399	6,270,386	2,482,955	5,345,442

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	18,740	3,324	(562)	24,322	955	(2)

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(82,780)	—	—	—	—	—

Capital loss carryforward utilized	190,917	—	—	—	—	—

Gross unrealized appreciation on investment securities	421,233	8,301,888	96,553	1,985	3,930,660	26,969
Gross unrealized depreciation on investment securities	(120,674)	(671,034)	(58,082)	(3,166)	(382,960)	(7,789)
Net unrealized appreciation (depreciation) on investment securities	300,559	7,630,854	38,471	(1,181)	3,547,700	19,180

Cost of investment securities	1,573,788	17,745,446	965,998	76,067	14,393,705	201,134

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	5,888	3,901	956	9	(5,611)	(1,136)
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	1	—	—

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—
Capital loss carryforward utilized	—	—	32,657	2,303	18,371	—

Gross unrealized appreciation on investment securities	196,278	34,777	6,398	4,574	55,715	17
Gross unrealized depreciation on investment securities	(59,704)	(75,180)	(128,762)	(765)	(8,044)	(1)
Net unrealized appreciation (depreciation) on investment securities	136,574	(40,403)	(122,364)	3,809	47,671	16

Cost of investment securities	10,676,109	2,701,883	2,016,092	410,799	3,837,088	395,281

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,105	(26,841)	2,985	602	1,536	1
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	—	2,049

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—
Capital loss carryforward utilized	126	—	—	178	87

Gross unrealized appreciation on investment securities	2,021	—	4,276	1,772	31,637
Gross unrealized depreciation on investment securities	—	(1,478)	—	—	—
Net unrealized appreciation (depreciation) on investment securities	2,021	(1,478)	4,276	1,772	31,637

Cost of investment securities	75,768	46,977	92,597	73,414	2,020,405

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	56	33	(3)	11	5,674

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,714	$149,231	$170,945	$21,540	$—	$21,540
Class 2	46,982	409,357	456,339	50,234	—	50,234
Class 4	185	729	914	6	—	6

Total	$68,881	$559,317	$628,198	$71,780	$—	$71,780

Global Small Capitalization Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,791	$5,850	$10,641	$9,160	$—	$9,160
Class 2	3,426	12,856	16,282	24,174	—	24,174
Class 4	8	35	43	3	—	3

Total	$8,225	$18,741	$26,966	$33,337	$—	$33,337

Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$101,536	$338,191	$439,727	$77,038	$—	$77,038
Class 2	120,723	770,692	891,415	142,471	—	142,471
Class 3	2,019	10,176	12,195	1,987	—	1,987
Class 4	204	355	559	32	—	32

Total	$224,482	$1,119,414	$1,343,896	$221,528	$—	$221,528

International Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$56,042	$—	$56,042	$50,434	$—	$50,434
Class 2	62,808	—	62,808	75,225	—	75,225
Class 3	586	—	586	614	—	614
Class 4	253	—	253	23	—	23

Total	$119,689	$—	$119,689	$126,296	$—	$126,296

New World Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,533	$136,762	$159,295	$21,178	$5,690	$26,868
Class 2	14,710	118,828	133,538	17,409	5,994	23,403
Class 4	712	2,416	3,128	93	4	97

Total	$37,955	$258,006	$295,961	$38,680	$11,688	$50,368

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$110,127	$—	$110,127	$54,555	$—	$54,555
Class 2	111,072	—	111,072	66,918	—	66,918
Class 4	214	—	214	2	—	2

Total	$221,413	$—	$221,413	$121,475	$—	$121,475

Global Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,433	$—	$7,433	$6,810	$—	$6,810
Class 2	59,444	—	59,444	56,388	—	56,388
Class 4	55	—	55	19	—	19

Total	$66,932	$—	$66,932	$63,217	$—	$63,217

Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$160,312	$481,640	$641,952	$142,502	$—	$142,502
Class 2	182,884	707,921	890,805	185,855	—	185,855
Class 3	2,464	9,150	11,614	2,493	—	2,493
Class 4	336	338	674	32	—	32

Total	$345,996	$1,199,049	$1,545,045	$330,882	$—	$330,882

International Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,471	$7,090	$30,561	$19,657	$9,002	$28,659
Class 2	7,334	2,491	9,825	6,724	3,354	10,078
Class 4	564	75	639	8	3	11

Total	$31,369	$9,656	$41,025	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended December 31, 2014[1]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$409	$—	$409
Class 2	—	—	—
Class 4	520	—	520

Total	$929	$—	$929

American Funds Insurance Series

Asset Allocation Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$244,441		$487,101		$731,542		$160,436		$—		$160,436
Class 2	104,039		252,911		356,950		79,271		—		79,271
Class 3	774		1,837		2,611		607		—		607
Class 4	434		247		681		4		—		4

Total	$349,688		$742,096		$1,091,784		$240,318		$—		$240,318

Global Balanced Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$559		$943		$1,502		$557		$260		$817
Class 2	2,317		4,536		6,853		2,083		1,129		3,212
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]

Total	$2,876		$5,479		$8,355		$2,640		$1,389		$4,029

Bond Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$106,599		$1,717		$108,316		$89,562		$43,797		$133,359
Class 2	88,930		1,704		90,634		86,573		53,541		140,114
Class 4	497		3		500		45		6		51

Total	$196,026		$3,424		$199,450		$176,180		$97,344		$273,524

Global Bond Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$21,017		$10,164		$31,181		$6,185		$7,310		$13,495
Class 2	17,806		12,830		30,636		8,801		10,402		19,203
Class 4	57		4		61		—	[2]	—	[2]	—	[2]

Total	$38,880		$22,998		$61,878		$14,986		$17,712		$32,698

High-Income Bond Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$60,248		$—		$60,248		$55,659		$—		$55,659
Class 2	55,536		—		55,536		70,100		—		70,100
Class 3	966		—		966		1,237		—		1,237
Class 4	46		—		46		5		—		5

Total	$116,796		$—		$116,796		$127,001		$—		$127,001

See end of tables for footnotes.

American Funds Insurance Series

Mortgage Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$2,595	$—	$2,595	$1,647		$46		$1,693
Class 2	364	—	364	296		15		311
Class 4	4	—	4	—	[2]	—	[2]	—	[2]

Total	$2,963	$—	$2,963	$1,943		$61		$2,004

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$22,540	$—	$22,540	$35,942		$25,494		$61,436
Class 2	18,675	—	18,675	35,681		28,443		64,124
Class 3	143	—	143	318		255		573
Class 4	325	—	325	2		—	[2]	2

Total	$41,683	$—	$41,683	$71,943		$54,192		$126,135

Managed Risk Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class P1	$2	$3	$5	$1		$—		$1
Class P2	532	1,325	1,857	139		—		139

Total	$534	$1,328	$1,862	$140		$—		$140

Managed Risk International Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class P1	$2	$—	$2	$1		$—		$1
Class P2	508	—	508	113		—		113

Total	$510	$—	$510	$114		$—		$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class P1	$6	$—	$6	$2		$—		$2
Class P2	2,173	—	2,173	340		—		340

Total	$2,179	$—	$2,179	$342		$—		$342

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	$3	$5	$1	$—	$1
Class P2	641	1,587	2,228	201	—	201

Total	$643	$1,590	$2,233	$202	$—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$581	$—	$581	$1,126	$—	$1,126
Class P2	976	—	976	7,025	—	7,025

Total	$1,557	$—	$1,557	$8,151	$—	$8,151

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2014, CRMC voluntarily reduced investment advisory services fees to the new rate for Blue Chip Income and Growth Fund. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2014, total investment advisory services fees waived by CRMC were $897,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		December 31, 2014,	December 31, 2014,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2014, total expenses reimbursed by CRMC were $335,000.

Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$152
Class 2	10,372	—	415
Class 4	22	22	1

Total class-specific expenses	$10,394	$22	$568

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$134
Class 2	7,171	—	287
Class 4	20	20	1

Total class-specific expenses	$7,191	$20	$422

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$699
Class 2	39,295	—	1,572
Class 3	378	—	21
Class 4	25	25	1

Total class-specific expenses	$39,698	$25	$2,293

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$334
Class 2	12,035	—	481
Class 3	77	—	4
Class 4	20	20	1

Total class-specific expenses	$12,132	$20	$820

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$146
Class 2	3,067	—	123
Class 4	77	77	3

Total class-specific expenses	$3,144	$77	$272

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$309
Class 2	9,284	—	372
Class 4	6	6	—	*

Total class-specific expenses	$9,290	$6	$681

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$19
Class 2	4,393	—	176
Class 4	2	3	—	*

Total class-specific expenses	$4,395	$3	$195

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,020
Class 2	36,520	—	1,461
Class 3	340	—	19
Class 4	30	30	1

Total class-specific expenses	$36,890	$30	$2,501

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$73
Class 2	648	—	26
Class 4	24	24	1

Total class-specific expenses	$672	$24	$100

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	39	39	2

Total class-specific expenses	$39	$39	$3

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,111
Class 2	14,034	—	561
Class 3	74	—	4
Class 4	26	26	1

Total class-specific expenses	$14,134	$26	$1,677

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$4
Class 2	427	—	17
Class 4	—	—	—

Total class-specific expenses	$427	$—	$21

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$485
Class 2	11,692	—	468
Class 4	31	32	1

Total class-specific expenses	$11,723	$32	$954

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$118
Class 2	3,692	—	148
Class 4	3	3	—	*

Total class-specific expenses	$3,695	$3	$266

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$93
Class 2	2,546		—		102
Class 3	33		—		2
Class 4	5		6		—	*

Total class-specific expenses	$2,584		$6		$197

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$24
Class 2	127		—		5
Class 4	—	*	—	*	—	*

Total class-specific expenses	$127		$—	*	$29

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$167
Class 2	4,463		—		179
Class 3	24		—		1
Class 4	22		22		1

Total class-specific expenses	$4,509		$22		$348

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$5
Class 2	906		—		36
Class 3	14		—		1
Class 4	6		6		—	*

Total class-specific expenses	$926		$6		$42

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	122	122

Total class-specific expenses	$122	$122

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	71	71

Total class-specific expenses	$71	$71

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	121	121

Total class-specific expenses	$121	$121

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	105	105

Total class-specific expenses	$105	$105

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$476
Class P2	3,407	3,407

Total class-specific expenses	$3,407	$3,883

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$50		$5		$55
Global Small Capitalization Fund	37		3		40
Growth Fund	200		47		247
International Fund	75		21		96
New World Fund	23		2		25
Blue Chip Income and Growth Fund	57		4		61
Global Growth and Income Fund	17		1		18
Growth-Income Fund	216		53		269
International Growth and Income Fund	9		—		9
Capital Income Builder	—	*	—		—	*
Asset Allocation Fund	142		16		158
Global Balanced Fund	2		—	*	2
Bond Fund	81		7		88
Global Bond Fund	23		1		24
High-Income Bond Fund	17		5		22
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	30		5		35
Cash Management Fund	4		2		6
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	11		—	*	11

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales1, [2]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260		$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834		(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33		(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127		$(717,200)	(25,354)	$178,506	7,167

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28

Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409		$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630		(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1		(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040		$(477,018)	(18,397)	$(105,588)	(4,207)

Year ended December 31, 2013
Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—	[3]	(1,241)	(50)	3,623	151

Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684		$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588		(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157		(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7		(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436		$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

Year ended December 31, 2013
Class 1	$294,640	4,226	$77,034	1,051		$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972		(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27		(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1		(399)	(6)	4,415	62

Total net increase (decrease)	$458,854	6,619	$221,524	3,051		$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782		$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135		(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29		(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13		(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959		$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

Year ended December 31, 2013
Class 1	$248,721	12,978	$50,434	2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1		(194)	(10)	1,977	101

Total net increase (decrease)	$465,012	24,313	$126,296	6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820		$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749		(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137		(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706		$(363,655)	(15,442)	$390,346	16,882

Year ended December 31, 2013
Class 1	$291,376	12,346	$26,867	1,123		$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991		(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4		(188)	(8)	8,088	335

Total net increase (decrease)	$366,570	15,574	$50,366	2,118		$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600		$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771		(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15		(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386		$(953,578)	(68,620)	$(56,686)	(5,637)

Year ended December 31, 2013
Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8

Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Year ended December 31, 2013
Class 1	$38,885	3,340	$6,806	566	$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700	(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2	(162)	(13)	535	45

Total net increase (decrease)	$74,950	6,478	$63,213	5,268	$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

Year ended December 31, 2013
Class 1	$970,097	21,875	$142,493	2,962	$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897	(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52	(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1	(357)	(8)	3,012	65

Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912	$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Year ended December 31, 2013
Class 1	$432,753	27,502	$28,659	1,689	$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596	(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1	(105)	(6)	697	40

Total net increase (decrease)	$454,688	28,856	$38,748	2,286	$(76,924)	(4,532)	$416,512	26,610

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014[4]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525	2,053
Class 2	1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]
Class 4	1	—	[3]	56,746		5,678		520		53		(1,130)	(113)	56,137	5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663	7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

Year ended December 31, 2013
Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22

Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Year ended December 31, 2013
Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Year ended December 31, 2013
Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276

Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181		2,593		$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636		2,560		(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61		5		(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878		5,158		$(314,882)	(25,912)	$17,465	1,377

Year ended December 31, 2013
Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1

Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726		$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341		(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91		(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4		(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162		$(246,875)	(22,050)	$130,489	12,197

Year ended December 31, 2013
Class 1	$176,901	15,477	$55,635	5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	— [3]	— [3]	97	8

Total net increase (decrease)	$234,646	20,627	$126,977	11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596		243		$(16,394)	(1,558)	$84,339		7,911
Class 2	7,547	713	364		34		(6,687)	(633)	1,224		114
Class 4	978	92	3		—	[3]	(513)	(48)	468		44

Total net increase (decrease)	$106,662	10,031	$2,963		277		$(23,594)	(2,239)	$86,031		8,069

Year ended December 31, 2013
Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Year ended December 31, 2013
Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36

Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Year ended December 31, 2013
Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—

Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

					Reinvestments of
	Proceeds from initial				dividends and
	capitalization		Sales[1]		distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$23	2	$5	—	[3]	$(6)	(1)	$22	1
Class P2	—	—	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$—	—	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435

Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial				Reinvestments of
	capitalization		Sales[1]		dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$14	1	$2	—	[3]	$— [3]	— [3]	$16	1
Class P2	—	—	38,069	3,583	508	50		(6,673)	(626)	31,904	3,007

Total net increase (decrease)	$—	—	$38,083	3,584	$510	50		$(6,673)	(626)	$31,920	3,008

Year ended December 31, 2013[5]
Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551

Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial				Reinvestments of
	capitalization		Sales[1]		dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$86	7	$6	—	[3]	$(2)	— [3]	$90	7
Class P2	—	—	77,239	6,603	2,173	185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$—	—	$77,325	6,610	$2,179	185		$(9,169)	(776)	$70,335	6,019

Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375

Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial				Reinvestments of dividends and
	capitalization		Sales[1]		distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$21	2	$5	—	[3]	$— [3]	— [3]	$26	2
Class P2	—	—	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$—	—	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090

Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

Year ended December 31, 2013
Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228

Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

[1]	Includes exchanges between share classes of the fund.
[2]	For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.
[3]	Amount less than one thousand.
[4]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2014 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,214,443	$1,091,298	$6,355,268	$1,381,380	$857,727	$2,394,238
Sales of investment securities*	1,690,492	1,092,048	9,239,217	2,813,994	1,002,804	2,467,058
Non-U.S. taxes paid on dividend income	6,390	1,373	5,371	14,086	3,395	1,088
Non-U.S. taxes paid on interest income	—	—	—	—	78	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1	—
Non-U.S. taxes provided on unrealized gains	135	—	—	1,982	4,958	—
Dividends from affiliated issuers	—	222	3,067	—	—	—
Net realized gain from affiliated issuers	—	1,449	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$513,379	$5,771,695	$401,141	$81,414	$11,996,691	$138,697
Sales of investment securities*	722,344	8,128,463	308,572	10,688	11,766,369	131,288
Non-U.S. taxes paid on dividend income	3,174	6,395	2,215	23	3,269	184
Non-U.S. taxes paid on interest income	—	—	—	—	—	9
Non-U.S. taxes paid on realized gains	—	—	—	—	—	2
Non-U.S. taxes provided on unrealized gains	5	3,569	193	—	108	3
Dividends from affiliated issuers	1,316	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$25,849,455	$4,243,921	$1,152,794	$2,238,799	$9,996,605	$—
Sales of investment securities*	25,947,835	4,324,239	995,578	2,189,452	10,220,255	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	69	431	19	—	—	—
Non-U.S. taxes refunded on realized gains	(9)	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	76	91	10	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$57,281	$36,102	$73,235	$58,078	$1,131,547
Sales of investment securities*	10,860	6,599	11,151	12,069	47,131
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	901	700	2,611	957	30,954
Net realized gain from affiliated issuers	1,399	743	2,062	1,859	7,887

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2014, CRMC held aggregate ownership of 27% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$.71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558		.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5]	—	[6]	.02	[2,5]	.04 [2,5]

Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$.09	$.52	$.61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411		.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5]	—	[6]	.04	[2,5]	.04 [2,5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/14	$78.54	$.88	[7]	$5.79	$6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118		.35%		1.12%[7]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
12/31/14	77.94	.68	[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[7]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
12/31/14	78.62	.74	[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[7]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
12/31/14	78.32	.37	[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[7]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5]	—	[6]	.02	[2,5]	.05	[2,5]

International Fund
Class 1:
12/31/14	$21.22	$.30		$(.81)	$(.51)	$(.36)	$—	$(.36)	$20.35	(2.41)%	$3,282		.54%		1.43%
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5]	—	[6]	.02	[2,5]	.05	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/14	$25.08	$.29	[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433		.78%		1.23%[7]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
12/31/14	24.88	.24	[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[7]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
12/31/14	24.99	.09	[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[7]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5]	—	[6]	.04	[2,5]	.04	[2,5]

Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46	[7]	$1.59	$2.05	$(.48)	$—	$(.48)	$14.69	15.69%	$3,542		.42%		3.31%[7]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
12/31/14	13.02	.44	[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[7]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
12/31/14	13.12	.34	[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[7]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[6]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43	[7]	$.31	$.74	$(.49)	$—	$(.49)	$12.78	6.00%	$200		.63%		3.34%[7]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
12/31/14	12.51	.41	[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[7]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
12/31/14	12.50	.30	[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[7]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5]	—	[6]	.03	[2,5]	.08	[2,5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$4.57	$5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812		.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02 [5]	—	[6]	.01	[2,5]	.03	[2,5]

International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$(.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740		.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62 [5]	—	[6]	.04	[2,5]	.07	[2,5]

Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$.01	$(.19)	$(.01)	$(.20)	$9.81	.12%$	20		.56%[9]		2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,10]	—	[6]	.47	[5,9,10]	2.94	[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[9]	2.08	[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44		$.81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%		$11,997		.30%		1.95%
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[5]	—	[6]	.01	[2,5]	.08	[2,5]

Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25	[7]	$(.03)	$.22	$(.18)	$(.30)	$(.48)	$11.11	1.87%		$37		.71%		2.14%[7]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[9]	1.99	[9]
Class 2:
12/31/14	11.35	.22	[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[7]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[9]	1.45	[9]
Class 4:
12/31/14	11.35	.24	[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[5,10]	—	[6]	.67	[5,10]	2.07	[5,7,10]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[5,10]	—	[6]	.71	[5,10]	1.98	[5,10]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[5,10]	—	[6]	.03	[2,5,10]	.05	[2,5,10]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
12/31/14	$10.73	$.23	$.37	$.60	$(.25)	$— [12]	$(.25)	$11.08	5.59%	$4,977		.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$.21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194		.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[6]	.79		2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—	[6]	.02	[2,5]	.11	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67		$(.59)	$.08	$(.67)	$—	$(.67)	$10.54	.80%	$1,017		.48%		5.90%
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[6]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[6]	.93		5.82
12/31/12[3,4]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [5]	—	[6]	.02	[2,5]	.35	[2,5]

Mortgage Fund
Class 1:
12/31/14	$10.23	$.12		$.45	$.57	$(.10)	$—	$(.10)	$10.70	5.54%	$292		.45%		1.12%
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04	[9]
Class 2:
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[6]	.38	[5]	.23	[5]
12/31/12[3,4]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5]	—	[6]	.02	[2,5]	.04	[2],[5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[13]		Ratio of net income (loss) to average net assets[13]

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$.48	$.63	$(.17)	$—	$(.17)	$12.40	5.24%	$1,723		.35%		.35%		1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[6]	.84		.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—	[6]	.02	[2,5]	.02	[2,5]	.05	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Cash Management Fund
Class 1:
12/31/14	$11.31	$(.03)	$—		$(.03)	$—	$—	$—	$11.28	(.27)%	$49		.34%		(.26)%
12/31/13	11.34	(.03)	—	[12]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	—	—	—	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[12]	(.04)	—	—	—	11.28	(.35)	522		.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[12]	(.04)	—	—	—	11.34	(.35)	13		.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)[5]	—	[6]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [12]	—	[12]	— [12]	—	—	—	11.34	.00 [5]	—	[6]	.02	[2,5]	(.01)[2,5]

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund
Class P1:
12/31/14	$11.43	$.31	$(.06)	$.25	$(.12)	$(.19)	$(.31)	$11.37	2.18%		$—	[6]	.50%		.32%		.65%		2.71%
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5]	—	[6]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund
Class P1:
12/31/14	$10.82	$.14	$(.71)	$(.57)	$(.15)	$—	$(.15)	$10.10	(5.31)%		$—	[6]	.50%		.25%		.76%		1.33%
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5]	—	[6]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/14	$11.05	$.40	$.55	$.95	$(.30)	$—	$(.30)	$11.70	8.58%		$—	[6]	.50%		.31%		.70%		3.43%
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5]	—	[6]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund
Class P1:
12/31/14	$11.50	$.35	$.21	$.56	$(.14)	$(.25)	$(.39)	$11.67	4.85%		$—	[6]	.45%		.25%		.52%		2.94%
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5]	—	[6]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund
Class P1:
12/31/14	$11.93	$.13	$.26	$.39	$(.03)	$—	$(.03)	$12.29	3.24%		$277		.53%		.48%		.76%		1.04%
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,16]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5]	—	[6]	.15	[5]	.07	[5]	.37	[5]	1.72	[5]
Class P2:
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,16]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5]	—	[6]	.24	[5]	.11	[5]	.41	[5]	2.38	[5]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[17]	Period ended December 31
	2014	2013		2012		2011		2010
Global Growth Fund	22%	39%		22%		28%		28%
Global Small Capitalization Fund	28	36		40		44		47
Growth Fund	29	19		21		19		28
International Fund	18	21		29		24		25
New World Fund	36	43		32		22		18
Blue Chip Income and Growth Fund	37	30		36		27		22
Global Growth and Income Fund	28	31		30		25		30
Growth-Income Fund	25	19		25		22		22
International Growth and Income Fund	34	34		31		48		31
Capital Income Builder	35 [8]
Asset Allocation Fund	88	74		61		43		46
Global Balanced Fund	73	81		80		34	[11]
Bond Fund	365	354		253		163		187
Global Bond Fund	200	213		160		101		106
High-Income Bond Fund	54	64		48		51		54
Mortgage Fund	790	715		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	387	621		447		234		208
Cash Management Fund	—	—		—		—		—
Managed Risk Growth Fund	22	10	[15]
Managed Risk International Fund	22	6	[15]
Managed Risk Blue Chip Income and Growth Fund	22	3	[15]
Managed Risk Growth-Income Fund	28	2	[15]
Managed Risk Asset Allocation Fund	3	3		—	[16,18]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[17]	Period ended December 31
	2014	2013		2012		2011		2010
Capital Income Builder	24%
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	For the year ended December 31,2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California

February 6, 2015

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2014, through December 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$998.73	$2.77	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	997.95	4.03	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	996.38	5.28	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$955.18	$3.65	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	953.68	4.88	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	952.56	6.10	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,029.61	$1.79	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,028.26	3.07	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,028.61	2.71	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,026.89	4.34	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$939.11	$2.64	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	937.99	3.86	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	938.42	3.52	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	936.89	5.13	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$879.65	$3.74	.79%
Class 1 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 — actual return	1,000.00	878.45	4.92	1.04
Class 2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class 4 — actual return	1,000.00	877.36	6.10	1.29
Class 4 — assumed 5% return	1,000.00	1,018.70	6.56	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,069.58	$2.19	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 — actual return	1,000.00	1,067.94	3.49	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,066.75	4.79	.92
Class 4 — assumed 5% return	1,000.00	1,020.57	4.69	.92

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$994.32	$3.17	.63%
Class 1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	992.80	4.42	.88
Class 2 — assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 — actual return	1,000.00	992.28	5.67	1.13
Class 4 — assumed 5% return	1,000.00	1,019.51	5.75	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,035.89	$1.49	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,034.47	2.77	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,034.80	2.41	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,033.24	4.05	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$919.68	$3.92	.81%
Class 1 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 — actual return	1,000.00	918.41	4.84	1.00
Class 2 — assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 4 — actual return	1,000.00	917.20	7.49	1.55
Class 4 — assumed 5% return	1,000.00	1,017.39	7.88	1.55

Capital Income Builder
Class 1 — actual return	$1,000.00	$976.68	$2.84	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 — actual return	1,000.00	976.68	2.39	.48
Class 2 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	974.81	5.28	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,014.60	$1.52	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 2 — actual return	1,000.00	1,013.46	2.79	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,013.89	2.44	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,012.33	4.06	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$971.60	$3.48	.70%
Class 1 — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 2 — actual return	1,000.00	970.08	4.72	.95
Class 2 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 4 — actual return	1,000.00	971.68	3.28	.66
Class 4 — assumed 5% return	1,000.00	1,021.88	3.36	.66

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,013.80	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 — actual return	1,000.00	1,011.76	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,011.51	4.51	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$960.74	$2.87	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 2 — actual return	1,000.00	959.94	4.10	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	957.68	5.38	1.09
Class 4 — assumed 5% return	1,000.00	1,019.71	5.55	1.09

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$966.90	$2.38	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	966.04	3.62	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	965.32	3.27	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	964.22	4.80	.97
Class 4 — assumed 5% return	1,000.00	1,020.32	4.94	.97

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,013.71	$2.23	.44%
Class 1 — assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 — actual return	1,000.00	1,011.66	3.50	.69
Class 2 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 — actual return	1,000.00	1,010.24	4.76	.94
Class 4 — assumed 5% return	1,000.00	1,020.47	4.79	.94

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,012.67	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,011.41	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,011.84	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,010.44	4.31	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$998.23	$1.71	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 2 — actual return	1,000.00	997.29	2.97	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	998.21	2.62	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	997.34	4.23	.84
Class 4 — assumed 5% return	1,000.00	1,020.97	4.28	.84

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/14	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$989.71	$1.60	.32%	$3.26	.65%
Class P1 — assumed 5% return	1,000.00	1,023.59	1.63	.32	3.31	.65
Class P2 — actual return	1,000.00	988.23	3.56	.71	5.21	1.04
Class P2 — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.30	1.04

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$931.14	$1.27	.26%	$3.75	.77%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.23	.26	3.92	.77
Class P2 — actual return	1,000.00	929.21	3.36	.69	5.84	1.20
Class P2 — assumed 5% return	1,000.00	1,021.73	3.52	.69	6.11	1.20

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,026.28	$1.69	.33%	$3.68	.72%
Class P1 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.67	.72
Class P2 — actual return	1,000.00	1,024.39	3.62	.71	5.61	1.10
Class P2 — assumed 5% return	1,000.00	1,081.63	3.62	.71	5.60	1.10

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$998.12	$1.31	.26%	$2.67	.53%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.33	.26	2.70	.53
Class P2 — actual return	1,000.00	996.41	3.57	.71	4.93	.98
Class P2 — assumed 5% return	1,000.00	1,021.63	3.62	.71	4.99	.98

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,003.76	$2.42	.48%	$3.84	.76%
Class P1 — assumed 5% return	1,000.00	1,022.79	2.45	.48	3.87	.76
Class P2 — actual return	1,000.00	1,002.13	3.68	.73	5.10	1.01
Class P2 — assumed 5% return	1,000.00	1,021.53	3.72	.73	5.14	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The agreement was amended to add an additional advisory fee breakpoint for Blue Chip Income and Growth Fund when the fund’s net assets exceed $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were above both benchmarks over the one-, three-, five- and 10-year periods, as well as over the lifetime of the fund since April 30, 1997, but below the benchmarks for the six-month period.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but below the benchmarks for the three- and five-year periods.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) Lipper Growth Funds Average (the Lipper category that includes the fund) and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the one-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over three-year, five-year and six-month periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than both benchmarks over the one-, three- and 10-year periods, and over the lifetime of the fund since May 1, 1990, mixed over the five-year period, and lower than the benchmarks over the six-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, mixed for the one-, three- and five-year periods, and lower than the benchmarks over the six-month period.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month and one-year periods. Over the three-, five- and 10-year periods, the results of the fund were higher than the Lipper average but lower than the S&P 500. Results were lower than both benchmarks over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the Lipper average and MSCI index over the six-month, three- and five-year periods, and over the lifetime of the fund since May 1, 2006, and were lower than both indexes for the one-year period.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the one- and three-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed for the six-month, five-year and 10-year periods.

American Funds Insurance Series

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were above both benchmarks over the three- and five-year periods, as well as over the lifetime of the fund since November 18, 2008, but were lower than both benchmarks over the one-year period and mixed for the six-month period.

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Income Funds Average (the Lipper category that includes the fund) and (ii) Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but below the S&P 500 over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index, (iii) Standard and Poor’s 500 Composite Index and (iv) a customized index composed of the S&P 500 (60%) and Barclays index (40%). They noted that the fund’s investment results were above all the benchmarks for the 10-year period. For the three- and five-year periods and lifetime of the fund since August 1, 1989, the fund’s results were above all comparisons except the S&P 500. For the one-year period, the fund’s results were above the Lipper average and Barclays index, but below the S&P 500 and 60/40 index, and for the six-month period the fund’s results were above the Barclays index but below the Lipper average, S&P 500 and 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average (the Lipper category that includes the fund), (ii) Barclays Global Aggregate Bond Index, (iii) MSCI All Country World Index and (iv) a customized index composed of the MSCI index (60%) and Barclays index (40%). They noted that the fund’s investment results were above all benchmarks for the three-year period and over the lifetime of the fund since May 2, 2011, except for the MSCI index, but mixed for the one-year period, and below the benchmarks for the six-month period.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above both benchmarks for the six-month period, and mixed over the one-, three- and five-year periods compared to the benchmark indexes. They also noted that the fund’s investment results were below the Lipper average and Barclays index over the 10-year period and the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the Lipper category that includes the fund) and (ii) Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the six-month and one-year periods as well as over the life of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the three- and five-year periods.

American Funds Insurance Series

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984. They also noted that the fund’s investment results were lower than both benchmarks over the six-month, one-, three-, five- and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) Lipper U.S. Mortgage Funds Average (the Lipper category that includes the fund) and (iii) Barclays U.S. Mortgage Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the six-month period. They also noted that the fund’s investment results were higher than those of the three benchmarks for the one- and three-year periods and lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s results were higher than both benchmarks for the six-month, one-, three- and five-year periods, and mixed for the 10-year period as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the Lipper category that includes the fund). They noted that the fund’s investment results were higher than the Lipper average over the 10-year period, but lower than the average over the six-month and one-, three- and five-year periods and the lifetime of the fund since February 8, 1984.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They also noted that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds, CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services that would be provided by CRMC, the administrative and compliance and shareholder services that would be provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to each fund under the subadvisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In addition to the factors considered below, they compared each fund’s investment results and volatility with those of other funds with similar objectives and strategies, and a composite index which is based on a combination of Standard & Poor’s 500 Composite Index, Barclays U.S. Aggregate Index, as applicable, and a money market index, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were substantially below the Lipper average and S&P 500 index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were below the Lipper average and MSCI index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the MSCI index (70%) and a mix of money market securities (30%).

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the six-month period, and below both benchmarks for the inception-to-date period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average for the one-year and inception-to-date periods, and below both benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year and since-inception periods, and below the benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on October 1, 2012, was above that of a composite index composed of the S&P 500 (60%), Barclays index (30%) and a mix of money market securities (30%).

The board and the committee reviewed each fund’s standard deviation (a measure of volatility) of investment results based on monthly returns from the fund’s inception through June 30, 2014, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that, in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	72	None

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	72	Mercury General Corp.

Leonard R. Fuller, 1946	1999	President and CEO, Fuller Consulting (financial management consulting firm)	72	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	74	The Swiss Helvetia Fund, Inc.

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	71	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands	68	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	68	None

Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	72	None

Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	71	None

American Funds Insurance Series

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See next page for footnotes.

American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Fund Boards Coordinator — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 1968 Assistant Treasurer	2006	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed, with the exception of Abner D. Goldstine, S. Keiko McKibben, Renaud H. Samyn and Dylan Yolles, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa

Street Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2014.
[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0215P

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

        Options for every investor

Contents

        Letter to investors

        Fund reviews

        Investment portfolios

        Managed Risk Asset Allocation

        FundSM

        Financial statements

Fellow investors:

Boosted by a steadily improving economy, strong corporate earnings, an accommodative monetary policy and declining unemployment, U.S. stocks achieved record highs in 2014. In other markets, Japanese stocks delivered solid gains after falling early in the year, reflecting the level of enthusiasm for Prime Minister Shinzo Abe’s economic stimulus measures, though the weak yen meant a negative return for U.S.-based investors. Chinese stocks rose sharply in the second half despite concerns about slowing economic growth.

The picture was not as bright in Europe, as several major markets, including Germany, France and the United Kingdom, lost ground over the 12 months ended December 31. Emerging markets also suffered amid concerns about the end of U.S. quantitative easing, rising geopolitical risk in Russia and sluggish demand for commodities.

There were more losers than winners in the MSCI ACWI (All Country World Index) in 2014. Israel (+22.77%) was the strongest developed market and the only one apart from the U.S. (+12.69%) to achieve a double-digit gain. Among developing markets, the highest individual country returns came from Egypt (+29.33%), Indonesia (+26.59%) and the Philippines (+25.59%). Conversely, the

weakest markets were Russia
(–46.27%) and Greece (–39.96%), which finally emerged from recession only to be hit by new fears about its ability to pay bond debts and a potential exit from the euro zone. Portugal, another debt-ravaged country that precipitated the euro-zone crisis, declined 38.24%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment-grade bond markets rallied from declines in 2013 as investors turned to U.S. Treasuries for their relative value and safety amid mixed global growth and geopolitical tensions. Barclays U.S. Aggregate Index gained 5.97%, while Barclays Global Aggregate Index rose 0.59%. The yield on the 10-year U.S. Treasury was 2.17% at December 31, down from 3.04% a year earlier. Higher yielding bonds did well in the first half of the year but struggled in the second half: The J.P. Morgan Emerging Markets Bond Index Global was up 5.53% at the close of 2014, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index advanced 2.46%.

American Funds Insurance Series

In currency markets, the U.S. dollar registered significant gains, rising against all major currencies and most minor ones. Among major currencies, the Japanese yen was the biggest loser
(–12.3%), followed closely by the euro
(–12.2%). The Swiss franc (–10.5%), Canadian dollar (–8.3%) and British pound (–5.9%) also lost ground vs. the dollar. Emerging markets currencies were weakest; the Ukrainian hryvnia plunged 47.9% and the Russian ruble fell 45.2%. The Chinese renminbi held up better, dipping just 2.4%. Currency returns are calculated by MSCI.

Not surprisingly, the U.S.-focused equity funds in American Funds Insurance Series had the best returns for the series in 2014. Larger companies tended to outpace smaller ones, a trend that was reflected in the results. All of the series’ bond funds ended the year ahead, while Cash Management Fund, which recorded a slight loss, continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. economy continues to strengthen, and unemployment numbers are steadily improving; over the past year the jobless rate fell from 6.7% to 5.6%, the lowest level since mid-2008.

Central banks around the world have pledged to maintain low interest rates, which have been a key contributing factor in the rise of stock prices.

Europe may see some short-term turmoil over growth concerns and the situation in Greece, but the European Central Bank’s plans to initiate bond purchases as part of its quantitative easing program may help the euro zone as a whole. Emerging markets countries will likely feel the impact of falling oil and commodity prices, which hurts exporters and helps importers. In aggregate, consumers around the world will benefit from the lower energy prices.

Of course, it is always difficult to predict what markets will do, particularly in the near term, so we invest with a long-term horizon, which we believe gives us a competitive advantage and also aligns perfectly with the long-term nature of retirement assets. We have a comprehensive network of investment analysts who scour the globe for attractive investment opportunities. In 2014, we opened a research office in Brazil, the world’s fifth-largest country by population and size. Some might wonder why we would open an office in a country whose stock market has declined 43.57% since 2010. We believe now is a wonderful time to look for opportunities to invest in well-managed companies in that region at attractive prices, and a local presence may provide an advantage.

The outlook for the U.S. market remains bright, but after nearly six years of gains, it’s reasonable to expect that U.S. returns will moderate at some point. We are confident that our time-tested investment approach will continue to help investors reach their financial goals no matter which way the market turns in the short term.

Thank you for entrusting your retirement assets to us. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 6, 2015

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through December 31, 2014. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 2.91% for the 12 months ended December 31, 2014. Over the same period, the S&P 500, which measures U.S. stocks, rose 13.66%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 5.97%. A blend of the two indexes, the 60/40 S&P/Barclays Index, was up 10.60%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Expense ratio
Class P1	3.24%	10.89%	.82%	.76%
Class P2	2.91	10.62	1.07	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

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American Funds Insurance Series

Options for every investor

According to the British newspaper The Guardian, “everything good happened in 1984.” That assertion was based on the release of many movies now regarded as classics, including “Ghostbusters,” “The Terminator” and “Beverly Hills Cop.” Others might remember 1984 for the famous TV commercial that introduced Apple to the world.

But investors also have cause to celebrate 1984, because on February 8 of that year American Funds Insurance Series (AFIS) was launched. At its introduction, the series — which marked its 30th anniversary last year — offered just four funds. Assets at the end of 1984 totaled $38 million.

Today, AFIS is one of the nation’s largest variable insurance investment series with a full range of fund options, including managed risk funds, many of which are offered by some of the nation’s leading insurance companies. At December 31, 2014, the series’ assets stood at more than $116 billion.

A search for growth and income

For retirement investors, who need their savings to grow over time to help offset withdrawals and inflation, stock funds offer the potential for the highest returns. A drawback is that they can be volatile, so investors close to or in retirement often have a sizable allocation to bonds, which have tended to hold up better when stocks are down.

AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund, explains how AFIS portfolio managers look at the different types of stocks, which can be helpful to investors as they consider their options.

“The way we define a growth stock is different from most other investment managers,” says Don. “Stocks are generally considered by others to be in the growth category if they have a high price-to-earnings ratio. At American Funds, we think of growth stocks as those stocks with the potential for capital appreciation over the long run. They could be fast-growing companies, like Google, for example, but they could also be companies whose stocks we believe are extremely undervalued that also offer the same potential for appreciation. It is a more flexible definition that we believe offers better returns for our shareholders interested in growth.”

At the other end of the spectrum are income-oriented stocks. Says Don, “These are the stocks with relatively high dividend yields, and a dividend yield can be really important to an investor’s total return over time. People often forget about dividends after a long bull market, but they are a very important part of total return — dividends have accounted for more than 40% of U.S. stocks’ average annual return since 1926. Ignoring them would be overlooking a significant part of your total return over the long run. Dividend-paying companies are also considered more conservative investments because they have tended to do significantly better in down markets.”

A growth-and-income fund is a portfolio of stocks that balances two objectives: growth of capital and dividend income. “The total return on any stock is the sum of its capital appreciation and dividend income, so a growth-and-income fund tries to blend the two,” explains Don. “It’s the best of both worlds, and a core way for investors to get exposure to stocks.”

The benefits of bonds

Bond funds help retirement investors by adding diversification and balance to a portfolio. When stock prices go up, bond values often fall and vice versa. This is particularly true of U.S. Treasuries, which can become very popular with larger investors when stock prices decline. Investors with a shorter time horizon may also benefit from the stability that bond funds can add to a broader portfolio. The bonds in AFIS funds generally fall into five categories:

•

Corporate bonds are issued by companies or corporations that are typically looking to finance investments. Companies often prefer the corporate bond market as a source of financing because it can be cheaper than bank financing and provides greater liquidity.

American Funds Insurance Series

•

Government bonds, such as U.S. Treasuries, are issued by national governments to fund their operations. Bonds are usually denominated in the currency of the issuing country, but developing countries sometimes issue bonds in a more stable currency to increase their attractiveness to investors. Government bonds are typically highly liquid and unlikely to default because governments can usually raise taxes or cut spending to service their bond debt.

•

Mortgage-backed bonds are issued to finance mortgages on private homes. U.S. government agencies such as Fannie Mae have programs that allow many individual mortgages to be pooled and used as collateral for securities issued in the bond market.

•	Asset-backed securities are similar to mortgage-backed bonds, but the underlying loans can be credit card debt, auto loans or other loans.

•

Global bonds are issued in any country or currency around the world. Bonds issued in currencies other than the U.S. dollar are affected by fluctuations in the issuing currency, so investment managers often strategically use global bonds for the potential of attractive returns from the combination of bond yields and currency gains.

For AFIS bond fund managers, the key to assessing a bond’s investment potential is the tradeoff between risk and return. “If the yield is high enough to justify the potential risk of a security, then it may be an attractive investment,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/AAA-Rated Securities Fund.

“We look at each security and its specific risk characteristics to judge if the yield and potential return are worth the risk. The factors vary widely depending on the type of security.

“For corporate bonds, it is all about balance sheet strength and how vulnerable a company may be to certain risks. For example, if a company takes over a weaker company, the acquisition costs may pose a substantial risk to its balance sheet.”

With mortgage-backed securities, the main risk is prepayment, which occurs when the mortgage borrowers refinance to take advantage of lower rates. “We analyze likely prepayment speeds under different scenarios to understand the risk associated with each security,” Thomas continues. “If a security is priced above par, or its face value, a prepayment would be very negative for returns because we would only get back the par value.” Factors influencing asset-backed securities vary depending on the type of underlying assets.

Managing volatility

In 2012, AFIS introduced to the series a new type of fund, Managed Risk Asset Allocation Fund, which was followed in 2013 by four similar managed risk funds.

Each of the five managed risk funds invests primarily in shares of its corresponding non-managed risk AFIS fund. A portion of fund assets is used to help manage volatility and provide capital preservation in down markets through the use of exchange-traded futures.

The funds were created for variable annuity investors who are particularly risk-averse and worried about how a significant market downturn might affect their retirement savings. “The typical managed risk investor is older and closer to retirement,” explains Alan Berro, an AFIS portfolio manager for 19 years and one of two AFIS portfolio managers who oversee the managed risk lineup.

“These investors can’t afford to take a large loss if there’s a significant stock market downturn because their period to recover is shorter. Investors who have 15 or 20 years to retirement can be pretty confident that at some point they’ll make their money back. But those who suffer substantial losses shortly before they plan to retire might have to make some significant lifestyle changes in retirement.”

Managed risk funds are a relatively new type of variable annuity investment option, adds Alan. “These funds have come of age in the last few years when we’ve been in a particularly strong market. The returns of our funds and others are in line with what we would expect given the nature of the bull market — i.e., lower than a straight equity fund — so we expect them to be very popular when we have a difficult market environment for a sustained period.

“These funds are ideal for investors who want exposure to equity investments but who are willing to exchange some potential upside for less volatile returns.”

American Funds Insurance Series

The American Funds Advantage

Underpinning all American Funds Insurance Series funds is the American Funds investment management process, in which each fund is divided among several portfolio managers who invest a portion of fund assets independently.

“One of the things about our approach that some people don’t realize is that it’s not a committee where we debate and vote on potential investments,” explains Don. “We debate to test the merits of our ideas, but we’re not looking for approval. People have the freedom and independence to pursue what they think are the best investments, and our robust discussions about the attractiveness of stocks with diverse points of view help stress-test our ideas.

“Our culture is such that we can agree to disagree and still respect each other. We understand that people have strengths and weaknesses at different parts of the market cycle. There is no single person in charge of all investments, and our collaborative culture allows folks with different ideas to have equal influence on the investment decisions. We really feel that our process is a different kind of investing that gives us a competitive advantage in the long run.”

Adds Alan, “We’re trying to produce outcomes for investors that they couldn’t achieve themselves. Our approach has been particularly effective in down markets. But over the long term, if you lose less when the market is down and can stay close when it’s up, you do very well. I think we’ve proven over time that we strive to limit volatility, which is something our investors really appreciate.”

Evolving to meet investor needs

When it was launched in 1984, AFIS consisted of four variable funds focused almost exclusively on domestic stock and bond markets. Today, there are 23 funds spanning the global investment universe. The latest to join the series, Capital Income Builder,® was added last May after insurance companies asked for a variable annuity option with similar objectives to those of American Funds’ Capital Income Builder,® which seeks to provide current income and a growing stream of income over the years.

AFIS funds are generally launched in May and October, the two times in the year when insurance companies typically introduce a new product to the market. We look to add funds to AFIS when we identify a need for such a fund and believe that we can successfully manage the fund for the benefit of investors. Initial ideas for funds may be generated internally or at the suggestion of insurance companies that offer the AFIS funds as underlying investments for their variable annuity contracts.  ■

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2014

	Shares	Value (000)
Asset allocation funds 93.19%
American Funds Insurance Series — Asset Allocation Fund, Class 1	86,231,073	$1,916,917

Total asset allocation funds (cost: $1,885,280,000)		1,916,917

Short-term securities 6.57%
Government Cash Management Fund	135,125,280	135,125

Total short-term securities (cost: $135,125,000)		135,125

Total investment securities 99.76% (cost: $2,020,405,000)		2,052,042
Other assets less liabilities 0.24%		4,927

Net assets 100.00%		$2,056,969

Futures contracts

The fund did not hold any futures contracts as of December 31, 2014. The average month-end notional amount of open futures contracts while held was $61,765,000 over the prior 12-month period.

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2014 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	37,702,567	50,634,043	2,105,537	86,231,073	$30,954	$1,916,917

See Notes to Financial Statements

American Funds Insurance Series

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American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,556,893	$4,079,588	$22,532,317	$7,687,281	$2,581,584
Affiliated issuers	—	83,253	241,558	—	—
Cash denominated in currencies other than U.S. dollars	19	24	—	—	—
Cash	91	29	123	124	109
Unrealized appreciation on open forward currency contracts	1,368	408	—	4,101	685
Receivables for:
Sales of investments	6,727	1,327	35,349	6,608	3,470
Sales of fund’s shares	6,306	1,295	1,895	15,299	2,346
Dividends and interest	7,817	2,412	17,561	13,595	5,590
Closed forward currency contracts	—	—	—	—	27
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	—	—

	5,579,221	4,168,336	22,828,803	7,727,008	2,593,811

Liabilities:
Unrealized depreciation on open forward currency contracts	—	1	—	—	119
Payables for:
Purchases of investments	29	1,709	22,694	2,208	4,510
Repurchases of fund’s shares	6,405	2,833	32,491	5,083	785
Investment advisory services	2,497	2,442	6,332	3,308	1,607
Services provided by related parties	910	615	3,510	1,017	269
Trustees’ deferred compensation	53	33	500	222	19
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	482	159	311	3,316	5,024

	10,376	7,792	65,838	15,154	12,333

Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,850	$2,926,683	$10,975,371	$5,824,671	$2,329,810
Undistributed (distributions in excess of) net investment income	4,840	(20,757)	25,981	(24,827)	(12,575)
Undistributed (accumulated) net realized gain (loss)	539,464	330,350	4,459,410	437,846	148,966
Net unrealized appreciation (depreciation)	1,381,691	924,268	7,302,203	1,474,164	115,277

Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478

Investment securities, at cost:
Unaffiliated issuers	$4,176,153	$3,121,166	$15,264,257	$6,214,414	$2,461,892
Affiliated issuers	—	117,738	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	19	24	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,251,546	$1,862,763	$25,376,300	$1,004,469	$74,886	$17,941,405	$220,314	$10,812,683	$2,661,480
—	11,584	—	—	—	—	—	—	—
—	—	234	—	—	—	—	722	2
76	179	118	102	93	296	67	2,876	283
—	1,264	—	—	—	—	137	4,862	7,983
26,033	17,869	15,260	1,746	318	251,291	5,469	1,606,820	79,754
2,688	395	10,534	508	845	9,458	176	4,789	621
12,923	4,034	28,225	2,404	266	46,765	789	59,480	29,914
—	—	—	—	—	—	5	157	874
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	784	44
15	—	26	—	—	15	—	—	—

7,293,281	1,898,088	25,430,697	1,009,229	76,408	18,249,230	226,957	12,493,173	2,780,955

—	—	—	—	—	—	57	—	7,148

12,129	9,482	29,527	—	1,170	669,674	10,945	2,916,021	184,417
4,758	781	24,179	59	— *	8,695	2	1,943	752
2,457	968	5,771	552	30	4,118	122	2,977	1,160
864	377	3,319	66	12	1,331	40	1,058	319
43	15	567	3	— *	178	1	76	15
—	—	—	—	—	—	3	278	1,393
—	—	—	—	—	68	—	—	—
146	114	3,786	339	30	2,298	38	200	1,448

20,397	11,737	67,149	1,019	1,242	686,362	11,208	2,922,553	196,652

$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$4,630,223	$1,661,463	$14,067,434	$946,878	$76,662	$12,690,641	$195,556	$9,216,219	$2,555,764
24,901	77	67,971	(1,634)	(109)	67,803	(358)	29,269	(357)
710,357	(83,891)	3,599,882	21,494	(327)	1,263,084	645	188,330	68,360
1,907,403	308,702	7,628,261	41,472	(1,060)	3,541,340	19,906	136,802	(39,464)

$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$5,344,128	$1,545,692	$17,744,496	$962,716	$75,945	$14,390,845	$200,454	$10,672,917	$2,700,254
—	21,133	—	—	—	—	—	—	—
—	—	234	—	—	—	—	730	2

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2014

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,893,728	$414,608	$3,884,759	$395,297	$3,614
Affiliated issuers	—	—	—	—	74,175
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Cash	3,406	106	344	105	496
Unrealized appreciation on open forward currency contracts	234	—	—	—	—
Receivables for:
Sales of investments	33,636	109,864	317,156	—	—
Sales of fund’s shares	476	399	4,834	2,058	149
Dividends and interest	35,323	875	11,401	1	—	*
Closed forward currency contracts	—	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	887
Variation margin	—	138	708	—	151
Other	—	—	—	—	—

	1,966,803	525,990	4,219,202	397,461	79,472

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	2,193	180,971	743,612	—	131
Repurchases of fund’s shares	1,104	80	340	2,185	4
Investment advisory services	766	119	981	108	13
Services provided by related parties	209	11	398	77	60
Trustees’ deferred compensation	55	1	58	22	—	*
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	4	—	*

	4,327	181,182	745,389	2,396	208

Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,111,532	$336,794	$3,401,135	$395,071	$78,039
Undistributed (distributions in excess of) net investment income	16,634	732	5,404	(22)	60
Undistributed (accumulated) net realized gain (loss)	(77,593)	4,237	26,154	—	(418)
Net unrealized appreciation (depreciation)	(88,097)	3,045	41,120	16	1,583

Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264

Investment securities, at cost:
Unaffiliated issuers	$1,982,013	$410,758	$3,836,002	$395,281	$3,615
Affiliated issuers	—	—	—	—	72,153
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,134		$5,436		$4,765		$135,125
43,365		91,437		70,421		1,916,917
—		—		—		—
123		808		102		3,725
—		—		—		—
—		—		—		—
152		216		82		6,403
—	*	—	*	—	*	1
—		—		—		—
486		318		475		—
42		77		61		—
—		—		—		—

46,302		98,292		75,906		2,062,171

—		—		—		—
141		100		67		225
10		—	*	5		2,875
8		16		12		344
36		69		56		1,605
—	*	—	*	—	*	3
—		—		—		—
—		—		—		—
—	*	—	*	—	*	150

195		185		140		5,202

$46,107		$98,107		$75,766		$2,056,969

$47,900		$95,076		$74,564		$1,952,693
14		69		12		24,307
(180)		(1,192)		(391)		48,332
(1,627)		4,154		1,581		31,637

$46,107		$98,107		$75,766		$2,056,969

$2,134		$5,436		$4,764		$135,125
44,843		87,162		68,649		1,885,280
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,557,548	$1,411,143	$7,118,538	$3,281,804	$1,433,225
Shares outstanding	56,669	54,083	88,818	161,255	69,186
Net asset value per share	$27.48	$26.09	$80.15	$20.35	$20.72
Class 2:
Net assets	$3,991,976	$2,737,594	$15,413,097	$4,373,530	$1,083,831
Shares outstanding	146,252	106,750	193,040	215,569	52,766
Net asset value per share	$27.30	$25.64	$79.84	$20.29	$20.54
Class 3:
Net assets			$207,705	$38,257
Shares outstanding			2,581	1,877
Net asset value per share			$80.47	$20.38
Class 4:
Net assets	$19,321	$11,807	$23,625	$18,263	$64,422
Shares outstanding	707	455	296	903	3,133
Net asset value per share	$27.34	$25.92	$79.74	$20.23	$20.56

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,725	$291,907	$1,722,678	$48,812
Shares outstanding	96,429	27,291	138,875	4,326
Net asset value per share	$10.54	$10.70	$12.40	$11.28
Class 2:
Net assets	$929,443	$52,433	$1,716,883	$331,450
Shares outstanding	89,319	4,910	139,736	29,967
Net asset value per share	$10.41	$10.68	$12.29	$11.06
Class 3:
Net assets	$16,012		$12,933	$7,581
Shares outstanding	1,514		1,041	680
Net asset value per share	$10.57		$12.43	$11.16
Class 4:
Net assets	$296	$468	$21,319	$7,222
Shares outstanding	27	44	1,728	642
Net asset value per share	$11.05	$10.65	$12.34	$11.25
Class P1:
Net assets					$187
Shares outstanding					16
Net asset value per share					$11.37
Class P2:
Net assets					$79,077
Shares outstanding					6,965
Net asset value per share					$11.35

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,541,931	$199,890	$10,812,079	$740,232	$20,131		$11,997,270	$36,767		$4,976,680	$1,193,822
241,153	15,645	204,921	45,506	2,053		539,607	3,310		449,180	101,411
$14.69	$12.78	$52.76	$16.27	$9.81		$22.23	$11.11		$11.08	$11.77

$3,721,695	$1,684,976	$14,336,947	$247,928	$1		$5,494,146	$178,981		$4,564,572	$1,386,425
255,471	132,136	273,559	15,288	—	*	249,023	16,142		416,740	118,290
$14.57	$12.75	$52.41	$16.22	$9.81		$22.06	$11.09		$10.95	$11.72

		$184,284				$39,615
		3,489				1,780
		$52.82				$22.25

$9,258	$1,485	$30,238	$20,050	$55,034		$31,837	$1		$29,368	$4,056
633	117	577	1,238	5,618		1,440	—	*	2,668	346
$14.63	$12.71	$52.39	$16.19	$9.80		$22.11	$11.09		$11.01	$11.70

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$117	$223	$149	$276,872
11	18	13	22,529
$10.10	$11.70	$11.67	$12.29
$45,990	$97,884	$75,617	$1,780,097
4,558	8,387	6,492	145,048
$10.09	$11.67	$11.65	$12.27

American Funds Insurance Series

Statements of operations for the year ended December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$93,235	$45,034	$336,253	$161,353	$43,211
Interest	375	556	1,051	823	11,562

	93,610	45,590	337,304	162,176	54,773

Fees and expenses[2]:
Investment advisory services	29,661	29,376	74,940	40,834	19,582
Distribution services	10,394	7,191	39,698	12,132	3,144
Insurance administrative services	22	20	25	20	77
Transfer agent services	—	— [3]	2	1	— [3]
Administrative services	568	422	2,293	820	272
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	342	226	1,446	511	155
Registration statement and prospectus	82	92	375	99	25
Trustees’ compensation	55	40	247	96	25
Auditing and legal	55	48	160	82	48
Custodian	537	794	428	1,833	1,003
Other	27	18	37	34	50

Total fees and expenses before reimbursement/waiver	41,743	38,227	119,651	56,462	24,381
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,743	38,227	119,651	56,462	24,381

Net investment income (loss)	51,867	7,363	217,653	105,714	30,392

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	539,436	333,894	4,628,900	844,337	147,035
Forward currency contracts	20,528	1,123	—	21,865	4,004
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,737)	(285)	(485)	(1,059)	(999)
Capital gain distributions received	—	—	—	—	—

	558,227	334,732	4,628,415	865,143	150,040

Net unrealized (depreciation) appreciation on:
Investments	(475,427)	(249,152)	(2,957,960)	(1,179,677)	(396,214)
Forward currency contracts	(3,902)	(53)	—	(839)	(274)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(400)	(62)	(333)	(1,176)	(36)

	(479,729)	(249,267)	(2,958,293)	(1,181,692)	(396,524)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	78,498	85,465	1,670,122	(316,549)	(246,484)

Net increase (decrease) in net assets resulting from operations	$130,365	$92,828	$1,887,775	$(210,835)	$(216,092)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder[1]	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$256,576	$78,405	$455,690	$39,412	$859	$265,080	$4,121	$378	$49
324	1,391	6,489	759	100	111,167	1,770	230,717	77,652

256,900	79,796	462,179	40,171	959	376,247	5,891	231,095	77,701

27,138	11,666	66,888	6,376	146	46,705	1,370	34,918	13,996
9,290	4,395	36,890	672	39	14,134	427	11,723	3,695
6	3	30	24	39	26	—	32	3
1	— [3]	2	—	— [3]	2	— [3]	1	— [3]
681	195	2,501	100	3	1,677	21	954	266
—	—	—	—	—	—	—	—	—
281	78	1,560	13	— [3]	955	2	508	111
74	17	334	62	2	282	6	131	35
61	18	269	9	— [3]	158	2	88	24
45	27	175	13	1	114	6	64	18
238	279	596	255	13	318	38	72	496
9	13	43	2	—	26	21	145	215

37,824	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859

29	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

29	—	—	—	—	—	—	—	—
37,795	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859

219,105	63,105	352,891	32,645	716	311,850	3,998	182,459	58,842

737,780	191,174	3,613,704	25,019	(214)	1,263,716	3,547	205,030	49,433
—	828	(9)	—	—	—	(43)	10,839	(3,161)
—	—	—	—	—	(1,666)	—	(9,463)	(2,498)
—	—	—	—	—	—	—	—	—
(2)	(199)	(1,390)	(137)	(10)	(1,085)	(64)	156	(1,813)
—	—	—	—	—	—	—	—	—

737,778	191,803	3,612,305	24,882	(224)	1,260,965	3,440	206,562	41,961

25,023	(147,265)	(1,414,381)	(92,324)	(1,059)	(645,038)	(4,302)	116,937	(63,286)
—	1,206	(612)	—	—	—	104	6,511	4,230
—	—	—	—	—	(9,127)	—	(7,795)	(175)
—	—	—	—	—	—	—	—	—
(19)	(135)	(99)	(143)	(1)	(16)	(37)	(412)	(1,646)

25,004	(146,194)	(1,415,092)	(92,467)	(1,060)	(654,181)	(4,235)	115,241	(60,877)

762,782	45,609	2,197,213	(67,585)	(1,284)	606,784	(795)	321,803	(18,916)

$981,887	$108,714	$2,550,104	$(34,940)	$(568)	$918,634	$3,203	$504,262	$39,926

American Funds Insurance Series

Statements of operations for the year ended December 31, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$838	$—		$—	$—	$901
Interest	125,255	4,475		55,405	313	—	[3]

	126,093	4,475		55,405	313	901

Fees and expenses[2]:
Investment advisory services	9,118	1,194		11,539	1,363	132
Distribution services	2,584	127		4,509	926	122
Insurance administrative services	6	—	[3]	22	6	122
Transfer agent services	— [3]	—	[3]	— [3]	—	—	[3]
Administrative services	197	29		348	42	—
Accounting and administrative services	—	—		—	—	52
Reports to shareholders	52	3		90	11	—	[3]
Registration statement and prospectus	22	18		39	6	4
Trustees’ compensation	22	2		35	6	—	[3]
Auditing and legal	13	2		23	3	—	[3]
Custodian	9	1		9	1	12
Other	68	17		37	1	14

Total fees and expenses before reimbursement/waiver	12,091	1,393		16,651	2,365	458
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	26
Other	—	—		—	—	67
Total reimbursement/waiver of fees and expenses	—	—		—	—	93

Total fees and expenses after reimbursement/waiver	12,091	1,393		16,651	2,365	365

Net investment income (loss)	114,002	3,082		38,754	(2,052)	536

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	50,613	6,945		52,366	1	1,399
Forward currency contracts	872	—		—	—	—
Interest rate swaps	—	222		(4,040)	—	—
Futures contracts	—	—		—	—	(2,612)
Currency transactions	20	—		—	—	(9)
Capital gain distributions received	—	—		—	—	2,314

	51,505	7,167		48,326	1	1,092

Net unrealized (depreciation) appreciation on:
Investments	(152,554)	5,159		98,178	3	4
Forward currency contracts	258	—		—	—	—
Interest rate swaps	—	(956)		(11,848)	—	—
Futures contracts	—	—		—	—	(438)
Currency translations	(62)	—		—	—	—

	(152,358)	4,203		86,330	3	(434)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(100,853)	11,370		134,656	4	658

Net increase (decrease) in net assets resulting from operations	$13,149	$14,452		$173,410	$(2,048)	$1,194

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

				(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$700		$2,611		$957		$30,954
— [3]		—	[3]	—	[3]	9

700		2,611		957		30,963

81		132		116		3,883
71		121		105		3,407
71		121		105		3,883
—	[3]	—	[3]	—	[3]	— [3]
—		—		—		—
51		52		51		87
— [3]		1		—	[3]	79
3		4		4		116
—	[3]	—	[3]	—	[3]	11
—	[3]	—	[3]	—	[3]	14
12		12		12		12
2		17		10		221

291		460		403		11,713

16		26		23		777
60		70		64		74

76		96		87		851
215		364		316		10,862

485		2,247		641		20,101

743		2,062		1,859		7,887
—		—		—		—
—		—		—		—
(639)		(2,998)		(2,253)		(23,286)
(8)		(2)		(3)		(20)
—		—		1,784		69,557

96		(938)		1,387		54,138

(2,621)		2,404		(224)		(23,318)
—		—		—		—
—		—		—		—
(149)		(121)		(192)		—
—		—		—		—

(2,770)		2,283		(416)		(23,318)

(2,674)		1,345		971		30,820

$(2,189)		$3,592		$1,612		$50,921

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income (loss)	$51,867	$55,608	$7,363	$361	$217,653	$171,593
Net realized gain (loss) on investments	558,227	929,844	334,732	472,703	4,628,415	2,727,323
Net unrealized appreciation (depreciation) on investments	(479,729)	524,891	(249,267)	494,315	(2,958,293)	3,086,943

Net increase (decrease) in net assets resulting from operations	130,365	1,510,343	92,828	967,379	1,887,775	5,985,859

Dividends and distributions paid to shareholders:
Dividends from net investment income	(68,881)	(71,780)	(8,225)	(33,337)	(224,482)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—

Total dividends and distributions paid to shareholders	(628,198)	(71,780)	(26,966)	(33,337)	(1,343,896)	(221,528)

Net capital share transactions	178,506	(739,453)	(105,588)	(355,428)	(1,339,113)	(4,421,762)

Total increase (decrease) in net assets	(319,327)	699,110	(39,726)	578,614	(795,234)	1,342,569
Net assets:
Beginning of year	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630

End of year	$5,568,845	$5,888,172	$4,160,544	$4,200,270	$22,762,965	$23,558,199

Undistributed (distributions in excess of) net investment income	$4,840	$3,114	$(20,757)	$(23,219)	$25,981	$33,372

	International Growth and Income Fund		Capital Income Builder	Asset Allocation Fund
	Year ended December 31		Year ended December 31	Year ended December 31
	2014	2013	2014[1]	2014	2013
Operations:
Net investment income (loss)	$32,645	$21,709	$716	$311,850	$230,855
Net realized gain (loss) on investments	24,882	34,613	(224)	1,260,965	825,117
Net unrealized appreciation (depreciation) on investments	(92,467)	92,291	(1,060)	(654,181)	1,982,263

Net increase (decrease) in net assets resulting from operations	(34,940)	148,613	(568)	918,634	3,038,235

Dividends and distributions paid to shareholders:
Dividends from net investment income	(31,369)	(23,927)	(835)	(282,950)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	(94)	(808,834)	—

Total dividends and distributions paid to shareholders	(41,025)	(38,748)	(929)	(1,091,784)	(240,318)

Net capital share transactions	129,868	416,512	76,663	1,418,325	1,058,137

Total increase (decrease) in net assets	53,903	526,377	75,166	1,245,175	3,856,054
Net assets:
Beginning of year	954,307	427,930	—	16,317,693	12,461,639

End of year	$1,008,210	$954,307	$75,166	$17,562,868	$16,317,693

Undistributed (distributions in excess of) net investment income	$(1,634)	$(3,866)	$(109)	$67,803	$44,514

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$105,714	$112,294	$30,392	$34,369	$219,105	$125,779	$63,105	$62,835	$352,891	$315,972

865,143	905,270	150,040	265,071	737,778	481,198	191,803	267,269	3,612,305	2,959,891

(1,181,692)	757,137	(396,524)	(14,019)	25,004	1,061,023	(146,194)	80,764	(1,415,092)	3,592,077

(210,835)	1,774,701	(216,092)	285,421	981,887	1,668,000	108,714	410,868	2,550,104	6,867,940

(119,689)	(126,296)	(31,681)	(38,680)	(221,413)	(121,475)	(66,932)	(63,217)	(345,996)	(330,882)

—	—	(264,280)	(11,688)	—	—	—	—	(1,199,049)	—

(119,689)	(126,296)	(295,961)	(50,368)	(221,413)	(121,475)	(66,932)	(63,217)	(1,545,045)	(330,882)

(1,245,391)	(1,488,019)	390,346	(49,848)	(56,686)	283,296	(184,153)	(335,904)	(674,865)	(4,856,235)

(1,575,915)	160,386	(121,707)	185,205	703,788	1,829,821	(142,371)	11,747	330,194	1,680,823

9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531

$7,711,854	$9,287,769	$2,581,478	$2,703,185	$7,272,884	$6,569,096	$1,886,351	$2,028,722	$25,363,548	$25,033,354

$(24,827)	$(35,174)	$(12,575)	$(12,241)	$24,901	$27,211	$77	$(1,984)	$67,971	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$3,998	$3,143	$182,459	$165,688	$58,842	$58,823	$114,002	$122,416	$3,082	$529

3,440	3,839	206,562	8,330	41,961	(31,021)	51,505	15,106	7,167	(1,198)

(4,235)	13,109	115,241	(351,831)	(60,877)	(98,103)	(152,358)	(8,925)	4,203	(2,393)

3,203	20,091	504,262	(177,813)	39,926	(70,301)	13,149	128,597	14,452	(3,062)

(2,876)	(2,640)	(196,026)	(176,180)	(38,880)	—	(116,796)	(127,001)	(2,963)	(1,659)

(5,479)	(1,389)	(3,424)	(97,344)	(22,998)	(32,698)	—	—	—	(345)

(8,355)	(4,029)	(199,450)	(273,524)	(61,878)	(32,698)	(116,796)	(127,001)	(2,963)	(2,004)

28,764	24,936	(6,277)	762,587	17,465	69,173	130,489	(115,679)	86,031	116,261

23,612	40,998	298,535	311,250	(4,487)	(33,826)	26,842	(114,083)	97,520	111,195

192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093

$215,749	$192,137	$9,570,620	$9,272,085	$2,584,303	$2,588,790	$1,962,476	$1,935,634	$344,808	$247,288

$(358)	$(344)	$29,269	$33,731	$(357)	$6,522	$16,634	$16,443	$732	$11

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013[2]
Operations:
Net investment income (loss)	$38,754	$19,673	$(2,052)	$(2,280)	$536	$142
Net realized gain (loss) on investments	48,326	(10,887)	1	—3	1,092	(126)
Net unrealized appreciation (depreciation) on investments	86,330	(118,491)	3	(11)	(434)	2,017

Net increase (decrease) in net assets resulting from operations	173,410	(109,705)	(2,048)	(2,291)	1,194	2,033

Dividends and distributions paid to shareholders:
Dividends from net investment income	(41,683)	(27,711)	—	—	(534)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	(1,328)	—

Total dividends and distributions paid to shareholders	(41,683)	(126,135)	—	—	(1,862)	(140)

Net capital share transactions	(57,173)	(189,164)	(62,920)	(73,782)	51,939	26,100

Total increase (decrease) in net assets	74,554	(425,004)	(64,968)	(76,073)	51,271	27,993
Net assets:
Beginning of year	3,399,259	3,824,263	460,033	536,106	27,993	—

End of year	$3,473,813	$3,399,259	$395,065	$460,033	$79,264	$27,993

Undistributed (distributions in excess of) net investment income	$5,404	$6,797	$(22)	$(20)	$60	$2

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013[2]	2014	2013[2]	2014	2013[2]	2014	2013
$485	$157	$2,247	$346	$641	$205	$20,101	$8,194
96	(280)	(938)	(257)	1,387	(177)	54,138	(47)
(2,770)	1,143	2,283	1,871	(416)	1,997	(23,318)	54,945

(2,189)	1,020	3,592	1,960	1,612	2,025	50,921	63,092

(510)	(114)	(2,179)	(342)	(643)	(202)	(1,557)	(8,151)
—		—	—	(1,590)	—	—	—

(510)	(114)	(2,179)	(342)	(2,233)	(202)	(1,557)	(8,151)

31,920	15,980	70,335	24,741	52,232	22,332	1,100,535	817,857

29,221	16,886	71,748	26,359	51,611	24,155	1,149,899	872,798
16,886	—	26,359	—	24,155	—	907,070	34,272

$46,107	$16,886	$98,107	$26,359	$75,766	$24,155	$2,056,969	$907,070

$14	$6	$69	$4	$12	$3	$24,307	$89

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

Each fund’s investment objective and the principal strategies used to achieve the objective are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

American Funds Insurance Series

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2014 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$739,428	$342,512	$—	$1,081,940
Information technology	531,129	508,848	—	1,039,977
Consumer discretionary	626,762	382,412	—	1,009,174
Financials	307,413	476,962	—	784,375
Industrials	216,803	296,120	—	512,923
Consumer staples	93,106	278,738	—	371,844
Materials	88,808	74,224	—	163,032
Energy	86,063	63,237	—	149,300
Telecommunication services	—	73,088	—	73,088
Utilities	—	27,458	—	27,458
Miscellaneous	21,531	25,110	—	46,641
Preferred securities	3,641	—	—	3,641
Bonds, notes & other debt instruments	—	35,825	—	35,825
Short-term securities	—	257,675	—	257,675

Total	$2,714,684	$2,842,209	$—	$5,556,893

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,368	$—	$1,368

*	Securities with a value of $2,107,483,000, which represented 37.84% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$512,915	$321,228	$47	$834,190
Health care	685,038	96,623	—	781,661
Information technology	348,028	260,853	71	608,952
Industrials	149,123	425,317	—	574,440
Financials	142,152	126,217	—	268,369
Materials	105,862	77,739	—	183,601
Energy	94,667	75,950	1,690	172,307
Consumer staples	18,575	117,901	—	136,476
Utilities	—	84,304	—	84,304
Telecommunication services	20,350	6,032	—	26,382
Miscellaneous	135,430	69,824	—	205,254
Rights & warrants	—	71	65	136
Convertible stocks	—	—	4,961	4,961
Bonds, notes & other debt instruments	—	10,130	—	10,130
Short-term securities	—	271,678	—	271,678

Total	$2,212,140	$1,943,867	$6,834	$4,162,841

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$408	$—	$408
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)

Total	$—	$407	$—	$407

*	Securities with a value of $1,375,550,000, which represented 33.06% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,073,351	$202,852	$—	$4,276,203
Information technology	3,642,301	632,100	—	4,274,401
Health care	3,778,014	103,983	—	3,881,997
Financials	2,778,154	173,445	—	2,951,599
Industrials	1,783,878	309,436	—	2,093,314
Energy	1,816,801	2,043	13,163	1,832,007
Consumer staples	1,427,320	238,345	—	1,665,665
Materials	374,714	119,307	—	494,021
Other	55,518	27,023	886	83,427
Miscellaneous	176,726	9,836	—	186,562
Preferred securities	827	—	—	827
Rights & warrants	17,417	—	—	17,417
Short-term securities	—	1,016,435	—	1,016,435

Total	$19,925,021	$2,834,805	$14,049	$22,773,875

*	Securities with a value of $1,558,297,000, which represented 6.85% of the net assets of the fund, transferred from Level 1 to
Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$—	$1,511,123	$—	$1,511,123
Consumer discretionary	67,776	1,097,322	—	1,165,098
Health care	50,008	1,033,404	—	1,083,412
Information technology	266,859	619,031	—	885,890
Industrials	129,505	719,328	—	848,833
Consumer staples	15,749	431,021	—	446,770
Materials	8,953	297,654	—	306,607
Utilities	—	266,534	—	266,534
Telecommunication services	10,388	218,182	—	228,570
Energy	38,147	177,358	—	215,505
Miscellaneous	10,485	178,247	—	188,732
Bonds, notes & other debt instruments	—	48,290	—	48,290
Short-term securities	—	491,917	—	491,917

Total	$597,870	$7,089,411	$—	$7,687,281

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,101	$—	$4,101

*	Securities with a value of $5,787,479,000, which represented 75.05% of the net assets of the fund, transferred from Level 1 to
Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$134,081	$212,030	$—	$346,111
Financials	135,131	196,690	34	331,855
Consumer discretionary	129,744	188,539	—	318,283
Consumer staples	45,733	181,450	—	227,183
Health care	54,634	121,837	—	176,471
Energy	66,286	106,726	—	173,012
Industrials	50,753	55,690	—	106,443
Telecommunication services	—	71,301	—	71,301
Materials	18,431	31,129	—	49,560
Utilities	5,701	34,783	—	40,484
Miscellaneous	49,592	65,264	—	114,856
Preferred securities	1,083	—	—	1,083
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	149,444	—	149,444
Corporate bonds & notes	—	23,676	—	23,676
U.S. Treasury bonds & notes	—	17,281	—	17,281
Short-term securities	—	434,541	—	434,541

Total	$691,169	$1,890,381	$34	$2,581,584

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$685	$—	$685
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)

Total	$—	$566	$—	$566

*	Securities with a value of $1,000,333,000, which represented 38.75% of the net assets of the fund, transferred from Level 1 to
Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,206,708	$—	$—	$1,206,708
Industrials	1,090,571	—	—	1,090,571
Information technology	980,697	—	—	980,697
Consumer staples	788,219	—	—	788,219
Telecommunication services	647,494	—	—	647,494
Consumer discretionary	581,409	—	—	581,409
Utilities	549,315	—	—	549,315
Energy	375,483	—	—	375,483
Materials	216,755	—	—	216,755
Financials	202,146	—	—	202,146
Miscellaneous	357,685	—	—	357,685
Short-term securities	—	255,064	—	255,064

Total	$6,996,482	$255,064	$—	$7,251,546

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$214,725	$198,543	$—	$413,268
Consumer discretionary	140,482	93,033	—	233,515
Information technology	116,145	110,012	—	226,157
Industrials	123,783	101,581	—	225,364
Health care	143,642	61,208	—	204,850
Telecommunication services	17,635	114,714	—	132,349
Consumer staples	52,948	63,008	—	115,956
Materials	79,864	16,969	—	96,833
Utilities	42,458	37,604	—	80,062
Energy	42,913	20,828	—	63,741
Preferred securities	458	—	—	458
Rights & warrants	129	—	—	129
Convertible bonds	—	1,111	—	1,111
Bonds, notes & other debt instruments	—	14,064	—	14,064
Short-term securities	—	66,490	—	66,490

Total	$975,182	$899,165	$—	$1,874,347

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,264	$—	$1,264

*	Securities with a value of $662,693,000, which represented 35.13% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,257,763	$136,487	$—	$4,394,250
Information technology	4,022,522	145,534	—	4,168,056
Consumer discretionary	2,801,117	504,037	—	3,305,154
Industrials	2,195,585	216,495	—	2,412,080
Financials	1,827,601	169,224	—	1,996,825
Materials	1,599,620	123,904	—	1,723,524
Energy	1,468,850	217,641	—	1,686,491
Consumer staples	1,391,547	236,056	—	1,627,603
Telecommunication services	408,654	—	—	408,654
Utilities	245,965	—	—	245,965
Miscellaneous	1,175,943	89,395	—	1,265,338
Rights & warrants	3,633	—	—	3,633
Convertible stocks	—	9,007	—	9,007
Convertible bonds	—	30,961	—	30,961
Bonds, notes & other debt instruments	—	42,617	—	42,617
Short-term securities	—	2,056,142	—	2,056,142

Total	$21,398,800	$3,977,500	$—	$25,376,300

*	Securities with a value of $1,209,046,000, which represented 4.77% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$14,644	$221,570	$—	$236,214
Utilities	—	128,528	—	128,528
Consumer discretionary	3,716	120,254	—	123,970
Consumer staples	28,345	80,659	—	109,004
Health care	—	106,859	—	106,859
Industrials	7,555	71,399	—	78,954
Energy	17,440	27,691	—	45,131
Materials	3,116	28,998	—	32,114
Telecommunication services	2,603	29,171	—	31,774
Information technology	6,522	8,931	—	15,453
Rights & warrants	—	61	—	61
Convertible bonds	—	2,556	—	2,556
Bonds, notes & other debt instruments	—	9,256	—	9,256
Short-term securities	—	84,595	—	84,595

Total	$83,941	$920,528	$—	$1,004,469

*	Securities with a value of $617,618,000, which represented 61.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$7,023	$2,670	$—	$9,693
Financials	3,307	5,253	—	8,560
Health care	3,668	4,214	—	7,882
Utilities	706	6,403	—	7,109
Telecommunication services	2,784	4,290	—	7,074
Consumer discretionary	1,136	3,948	—	5,084
Energy	3,459	1,580	—	5,039
Information technology	3,922	838	—	4,760
Industrials	1,662	1,418	—	3,080
Materials	1,201	1,154	—	2,355
Miscellaneous	—	477	—	477
Bonds, notes & other debt instruments	—	11,673	—	11,673
Short-term securities	—	2,100	—	2,100

Total	$28,868	$46,018	$—	$74,886

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,850,376	$100,971	$—	$1,951,347
Consumer discretionary	1,881,061	18,025	—	1,899,086
Financials	1,757,560	—	—	1,757,560
Industrials	1,385,692	19,578	1	1,405,271
Health care	1,182,825	94,864	3,106	1,280,795
Energy	1,262,869	—	—	1,262,869
Materials	848,790	1,043	—	849,833
Consumer staples	715,693	96,025	—	811,718
Other	169,946	—	—	169,946
Miscellaneous	420,917	39,683	—	460,600
Convertible stocks	—	10,915	—	10,915
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,924,223	—	1,924,223
Corporate bonds & notes	—	1,354,535	10,872	1,365,407
Mortgage-backed obligations	—	724,971	—	724,971
Federal agency bonds & notes	—	275,707	—	275,707
Other	—	99,674	—	99,674
Short-term securities	—	1,691,483	—	1,691,483

Total	$11,475,729	$6,451,697	$13,979	$17,941,405

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$778	$—	$778
Liabilities:
Unrealized depreciation on interest rate swaps	—	(9,905)	—	(9,905)

Total	$—	$(9,127)	$—	$(9,127)

*	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,981	$12,535	$—	$22,516
Financials	3,944	17,108	—	21,052
Consumer staples	8,087	10,138	—	18,225
Information technology	8,066	9,507	—	17,573
Health care	8,027	5,840	—	13,867
Consumer discretionary	9,370	4,393	—	13,763
Energy	4,859	2,447	—	7,306
Materials	5,855	1,035	—	6,890
Telecommunication services	648	2,403	—	3,051
Utilities	—	2,417	—	2,417
Miscellaneous	2,412	1,967	—	4,379
Preferred securities	166	—	—	166
Convertible bonds	—	873	—	873
Bonds, notes & other debt instruments	—	65,536	—	65,536
Short-term securities	—	22,700	—	22,700

Total	$61,415	$158,899	$—	$220,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$137	$—	$137
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(57)	—	(57)

Total	$—	$80	$—	$80

*	Securities with a value of $56,422,000, which represented 26.15% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,617,605	$—	$3,617,605
Corporate bonds & notes	—	2,859,035	103	2,859,138
Mortgage-backed obligations	—	2,053,347	—	2,053,347
Other	—	632,729	—	632,729
Convertible bonds	—	1,311	—	1,311
Preferred securities	2,286	—	—	2,286
Common stocks	6	—	—	6
Short-term securities	—	1,646,261	—	1,646,261

Total	$2,292	$10,810,288	$103	$10,812,683

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,862	$—	$4,862
Unrealized appreciation on interest rate swaps	—	9,726	—	9,726
Liabilities:
Unrealized depreciation on interest rate swaps	—	(17,187)	—	(17,187)

Total	$—	$(2,599)	$—	$(2,599)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,308	$—	$584,308
British pounds	—	135,822	—	135,822
Mexican pesos	—	81,519	—	81,519
Japanese yen	—	65,446	—	65,446
Indian rupees	—	47,363	—	47,363
Polish zloty	—	45,973	—	45,973
Hungarian forints	—	40,631	—	40,631
Norwegian kroner	—	36,498	—	36,498
Colombian pesos	—	29,455	—	29,455
U.S. dollars	—	1,366,659	7	1,366,666
Other	—	75,018	—	75,018
Convertible stocks	—	357	—	357
Common stocks	—	334	—	334
Short-term securities	—	152,090	—	152,090

Total	$—	$2,661,473	$7	$2,661,480

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$7,983	$—	$7,983
Unrealized appreciation on interest rate swaps	—	272	—	272
Liabilities:
Unrealized depreciation on forward currency contracts	—	(7,148)	—	(7,148)
Unrealized depreciation on interest rate swaps	—	(447)	—	(447)

Total	$—	$660	$—	$660

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,684,551	$10,552	$1,695,103
Other	—	53,008	—	53,008
Convertible bonds	—	5,888	—	5,888
Convertible stocks	13,440	6,502	—	19,942
Preferred securities	798	—	—	798
Common stocks	6,410	5,834	3,563	15,807
Short-term securities	—	103,182	—	103,182

Total	$20,648	$1,858,965	$14,115	$1,893,728

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$234	$—	$234

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

American Funds Insurance Series

Cash Management Fund

At December 31, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate

American Funds Insurance Series

gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency

American Funds Insurance Series

contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2014, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$1,368	$408	$4,101	$685	$1,264
Forward currency	Receivables for closed forward currency contracts	—	—	—	27	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$1,368	$408	$4,101	$712	$1,264

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$1	$—	$119	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$1	$—	$119	$—

Net realized gain	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$20,528	$1,123	$21,865	$4,004	$828
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—

		$20,528	$1,123	$21,865	$4,004	$828

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized depreciation on forward currency contracts	$(3,902)	$(53)	$(839)	$(274)	$1,206
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—

		$(3,902)	$(53)	$(839)	$(274)	$1,206

American Funds Insurance Series

		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$137	$4,862	$7,983
Forward currency	Receivables for closed forward currency contracts	—	—	5	157	874
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	784	44
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$142	$5,803	$8,901

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$57	$—	$7,148
Forward currency	Payables for closed forward currency contracts	—	—	3	278	1,393
Interest rate swaps	Variation margin on interest rate swaps	—	68	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$68	$60	$278	$8,541

Net realized (loss) gain	Location on statements of operations
Forward currency	Net realized (loss) gain on forward currency contracts	$(9)	$—	$(43)	$10,839	$(3,161)
Interest rate swaps	Net realized loss on interest rate swaps	—	(1,666)	—	(9,463)	(2,498)
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—

		$(9)	$(1,666)	$(43)	$1,376	$(5,659)

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(612)	$—	$104	$6,511	$4,230
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(9,127)	—	(7,795)	(175)
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—

		$(612)	$(9,127)	$104	$(1,284)	$4,055

American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$234	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	887	486
Interest rate swaps	Variation margin for interest rate swaps	—	138	708	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	151	42

		$234	$138	$708	$1,038	$528

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$872	$—	$—	$—	$—
Interest rate swaps	Net realized gain (loss) on interest rate swaps	—	222	(4,040)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(2,612)	(639)

		$872	$222	$(4,040)	$(2,612)	$(639)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$258	$—	$—	$—	$—
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(956)	(11,848)	—	—
Futures contracts	Net unrealized depreciation on futures contracts	—	—	—	(438)	(149)

		$258	$(956)	$(11,848)	$(438)	$(149)

American Funds Insurance Series

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—
Futures contracts	Deposits at brokers for futures contracts	318	475	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	77	61	—

		$395	$536	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—

		$—	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(2,998)	(2,253)	(23,286)

		$(2,998)	$(2,253)	$(23,286)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—
Futures contracts	Net unrealized depreciation on futures contracts	(121)	(192)	—

		$(121)	$(192)	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty as of December 31, 2014, including those that are subject to potential offset on the statements of assets and liabilities (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$741	$—	$—	$—	$741
Bank of New York Mellon	625	—	—	—	625
JPMorgan Chase	1	—	—	—	1
UBS AG	1	—	—	—	1

	$1,368	$—	$—	$—	$1,368

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
HSBC Bank	$94	$—	$—	$—	$94
UBS AG	314	—	—	—	314

	$408	$—	$—	$—	$408

Liabilities:
Barclays Bank PLC	$1	$—	$—	$—	$1

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$758	$—	$—	$—	$758
Barclays Bank PLC	2,308		—	—	2,308
Citibank	309	—	—	—	309
UBS AG	726	—	—	—	726

	$4,101	$—	$—	$—	$4,101

See end of tables for footnote.

American Funds Insurance Series

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$33	$—	$—	$—	$33
Citibank	234	—	—	—	234
HSBC Bank	63	(2)	—	—	61
JPMorgan Chase	153	(1)	—	—	152
UBS AG	229	(95)	—	—	134

	$712	$(98)	$—	$—	$614

Liabilities:
Barclays Bank PLC	$21	$—	$—	$—	$21
HSBC Bank	2	(2)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
UBS AG	95	(95)	—	—	—

	$119	$(98)	$—	$—	$21

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1	$—	$—	$—	$1
Citibank	254	—	—	—	254
JPMorgan Chase	1,009	—	—	—	1,009

	$1,264	$—	$—	$—	$1,264

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$12	$—	$—	$—	$12
Citibank	47	—	—	—	47
HSBC Bank	21	(21)	—	—	—
JPMorgan Chase	60	(9)	—	—	51
UBS AG	2	(2)	—	—	—

	$142	$(32)	$—	$—	$110

Liabilities:
Barclays Bank PLC	$3	$—	$—	$—	$3
HSBC Bank	26	(21)	—	—	5
JPMorgan Chase	9	(9)	—	—	—
UBS AG	22	(2)	—	—	20

	$60	$(32)	$—	$—	$28

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$93	$—	$—	$—	$93
Citibank	250	—	—	—	250
HSBC Bank	2,565	—	—	—	2,565
JPMorgan Chase	1,945	—	—	—	1,945
UBS AG	166	—	—	—	166

	$5,019	$—	$—	$—	$5,019

Liabilities:
JPMorgan Chase	$198	$—	$—	$—	$198
UBS AG	80	—	—	—	80

	$278	$—	$—	$—	$278

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$643	$—	$—	$—	$643
Barclays Bank PLC	512	(386)	—	—	126
Citibank	1,957	(571)	—	—	1,386
HSBC Bank	2,534	(1,708)	—	—	826
JPMorgan Chase	1,603	(1,595)	—	—	8
UBS AG	1,608	(632)	—	—	976

	$8,857	$(4,892)	$—	$—	$3,965

Liabilities:
Bank of America, N.A.	$294	$—	$—	$—	$294
Bank of New York Mellon	2,580	—	—	—	2,580
Barclays Bank PLC	386	(386)	—	—	—
Citibank	625	(571)	—	—	54
HSBC Bank	2,000	(1,708)	—	—	292
JPMorgan Chase	2,024	(1,595)	—	—	429
UBS AG	632	(632)	—	—	—

	$8,541	$(4,892)	$—	$—	$3,649

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$184	$—	$—	$—	$184
HSBC Bank	21	—	—	—	21
UBS AG	29	—	—	—	29

	$234	$—	$—	$—	$234

*	Non-cash collateral is shown on a settlement basis.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817
Capital loss carryforward utilized	—	—	—	386,250	—	24,747

Gross unrealized appreciation on investment securities	1,619,588	1,375,775	7,722,797	1,852,730	422,654	1,962,299
Gross unrealized depreciation on investment securities	(243,332)	(471,711)	(587,321)	(435,835)	(324,025)	(56,195)
Net unrealized appreciation (depreciation) on investment securities	1,376,256	904,064	7,135,476	1,416,895	98,629	1,906,104

Cost of investment securities	4,180,637	3,258,777	15,638,399	6,270,386	2,482,955	5,345,442

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	18,740	3,324	(562)	24,322	955	(2)

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(82,780)	—	—	—	—	—

Capital loss carryforward utilized	190,917	—	—	—	—	—

Gross unrealized appreciation on investment securities	421,233	8,301,888	96,553	1,985	3,930,660	26,969
Gross unrealized depreciation on investment securities	(120,674)	(671,034)	(58,082)	(3,166)	(382,960)	(7,789)
Net unrealized appreciation (depreciation) on investment securities	300,559	7,630,854	38,471	(1,181)	3,547,700	19,180

Cost of investment securities	1,573,788	17,745,446	965,998	76,067	14,393,705	201,134

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	5,888	3,901	956	9	(5,611)	(1,136)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	1	—	—

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—
Capital loss carryforward utilized	—	—	32,657	2,303	18,371	—

Gross unrealized appreciation on investment securities	196,278	34,777	6,398	4,574	55,715	17
Gross unrealized depreciation on investment securities	(59,704)	(75,180)	(128,762)	(765)	(8,044)	(1)
Net unrealized appreciation (depreciation) on investment securities	136,574	(40,403)	(122,364)	3,809	47,671	16

Cost of investment securities	10,676,109	2,701,883	2,016,092	410,799	3,837,088	395,281

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,105	(26,841)	2,985	602	1,536	1
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	—	2,049

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—
Capital loss carryforward utilized	126	—	—	178	87

Gross unrealized appreciation on investment securities	2,021	—	4,276	1,772	31,637
Gross unrealized depreciation on investment securities	—	(1,478)	—	—	—
Net unrealized appreciation (depreciation) on investment securities	2,021	(1,478)	4,276	1,772	31,637

Cost of investment securities	75,768	46,977	92,597	73,414	2,020,405

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	56	33	(3)	11	5,674

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,714	$149,231	$170,945	$21,540	$—	$21,540
Class 2	46,982	409,357	456,339	50,234	—	50,234
Class 4	185	729	914	6	—	6

Total	$68,881	$559,317	$628,198	$71,780	$—	$71,780

Global Small Capitalization Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,791	$5,850	$10,641	$9,160	$—	$9,160
Class 2	3,426	12,856	16,282	24,174	—	24,174
Class 4	8	35	43	3	—	3

Total	$8,225	$18,741	$26,966	$33,337	$—	$33,337

Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$101,536	$338,191	$439,727	$77,038	$—	$77,038
Class 2	120,723	770,692	891,415	142,471	—	142,471
Class 3	2,019	10,176	12,195	1,987	—	1,987
Class 4	204	355	559	32	—	32

Total	$224,482	$1,119,414	$1,343,896	$221,528	$—	$221,528

International Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$56,042	$—	$56,042	$50,434	$—	$50,434
Class 2	62,808	—	62,808	75,225	—	75,225
Class 3	586	—	586	614	—	614
Class 4	253	—	253	23	—	23

Total	$119,689	$—	$119,689	$126,296	$—	$126,296

New World Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,533	$136,762	$159,295	$21,178	$5,690	$26,868
Class 2	14,710	118,828	133,538	17,409	5,994	23,403
Class 4	712	2,416	3,128	93	4	97

Total	$37,955	$258,006	$295,961	$38,680	$11,688	$50,368

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$110,127	$—	$110,127	$54,555	$—	$54,555
Class 2	111,072	—	111,072	66,918	—	66,918
Class 4	214	—	214	2	—	2

Total	$221,413	$—	$221,413	$121,475	$—	$121,475

Global Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,433	$—	$7,433	$6,810	$—	$6,810
Class 2	59,444	—	59,444	56,388	—	56,388
Class 4	55	—	55	19	—	19

Total	$66,932	$—	$66,932	$63,217	$—	$63,217

Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$160,312	$481,640	$641,952	$142,502	$—	$142,502
Class 2	182,884	707,921	890,805	185,855	—	185,855
Class 3	2,464	9,150	11,614	2,493	—	2,493
Class 4	336	338	674	32	—	32

Total	$345,996	$1,199,049	$1,545,045	$330,882	$—	$330,882

International Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,471	$7,090	$30,561	$19,657	$9,002	$28,659
Class 2	7,334	2,491	9,825	6,724	3,354	10,078
Class 4	564	75	639	8	3	11

Total	$31,369	$9,656	$41,025	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended December 31, 2014[1]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$409	$—	$409
Class 2	—	—	—
Class 4	520	—	520

Total	$929	$—	$929

American Funds Insurance Series

Asset Allocation Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$244,441	$487,101	$731,542	$160,436	$—	$160,436
Class 2	104,039	252,911	356,950	79,271	—	79,271
Class 3	774	1,837	2,611	607	—	607
Class 4	434	247	681	4	—	4

Total	$349,688	$742,096	$1,091,784	$240,318	$—	$240,318

Global Balanced Fund

	Year ended December 31, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$559		$943		$1,502		$557		$260		$817
Class 2	2,317		4,536		6,853		2,083		1,129		3,212
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]

Total	$2,876		$5,479		$8,355		$2,640		$1,389		$4,029

Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$106,599	$1,717	$108,316	$89,562	$43,797	$133,359
Class 2	88,930	1,704	90,634	86,573	53,541	140,114
Class 4	497	3	500	45	6	51

Total	$196,026	$3,424	$199,450	$176,180	$97,344	$273,524

Global Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$21,017	$10,164	$31,181	$6,185		$7,310		$13,495
Class 2	17,806	12,830	30,636	8,801		10,402		19,203
Class 4	57	4	61	—	[2]	—	[2]	—	[2]

Total	$38,880	$22,998	$61,878	$14,986		$17,712		$32,698

High-Income Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,248	$—	$60,248	$55,659	$—	$55,659
Class 2	55,536	—	55,536	70,100	—	70,100
Class 3	966	—	966	1,237	—	1,237
Class 4	46	—	46	5	—	5

Total	$116,796	$—	$116,796	$127,001	$—	$127,001

See end of tables for footnotes.

American Funds Insurance Series

Mortgage Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$2,595	$—	$2,595	$1,647		$46		$1,693
Class 2	364	—	364	296		15		311
Class 4	4	—	4	—	[2]	—	[2]	—	[2]

Total	$2,963	$—	$2,963	$1,943		$61		$2,004

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains		Total distributions paid
Class 1	$22,540	$—	$22,540	$35,942	$25,494		$61,436
Class 2	18,675	—	18,675	35,681	28,443		64,124
Class 3	143	—	143	318	255		573
Class 4	325	—	325	2	—	[2]	2

Total	$41,683	$—	$41,683	$71,943	$54,192		$126,135

Managed Risk Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	$3	$5	$1	$—	$1
Class P2	532	1,325	1,857	139	—	139

Total	$534	$1,328	$1,862	$140	$—	$140

Managed Risk International Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	$—	$2	$1	$—	$1
Class P2	508	—	508	113	—	113

Total	$510	$—	$510	$114	$—	$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$6	$—	$6	$2	$—	$2
Class P2	2,173	—	2,173	340	—	340

Total	$2,179	$—	$2,179	$342	$—	$342

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	$3	$5	$1	$—	$1
Class P2	641	1,587	2,228	201	—	201

Total	$643	$1,590	$2,233	$202	$—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$581	$—	$581	$1,126	$—	$1,126
Class P2	976	—	976	7,025	—	7,025

Total	$1,557	$—	$1,557	$8,151	$—	$8,151

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2014, CRMC voluntarily reduced investment advisory services fees to the new rate for Blue Chip Income and Growth Fund. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2014, total investment advisory services fees waived by CRMC were $897,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended December 31, 2014, before waiver	For the period ended December 31, 2014, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2014, total expenses reimbursed by CRMC were $335,000.

Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$152
Class 2	10,372	—	415
Class 4	22	22	1

Total class-specific expenses	$10,394	$22	$568

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$134
Class 2	7,171	—	287
Class 4	20	20	1

Total class-specific expenses	$7,191	$20	$422

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$699
Class 2	39,295	—	1,572
Class 3	378	—	21
Class 4	25	25	1

Total class-specific expenses	$39,698	$25	$2,293

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$334
Class 2	12,035	—	481
Class 3	77	—	4
Class 4	20	20	1

Total class-specific expenses	$12,132	$20	$820

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$146
Class 2	3,067	—	123
Class 4	77	77	3

Total class-specific expenses	$3,144	$77	$272

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$309
Class 2	9,284	—	372
Class 4	6	6	—	*

Total class-specific expenses	$9,290	$6	$681

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$19
Class 2	4,393	—	176
Class 4	2	3	—	*

Total class-specific expenses	$4,395	$3	$195

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1,020
Class 2	36,520	—	1,461
Class 3	340	—	19
Class 4	30	30	1

Total class-specific expenses	$36,890	$30	$2,501

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$73
Class 2	648	—	26
Class 4	24	24	1

Total class-specific expenses	$672	$24	$100

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	39	39	2

Total class-specific expenses	$39	$39	$3

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1,111
Class 2	14,034	—	561
Class 3	74	—	4
Class 4	26	26	1

Total class-specific expenses	$14,134	$26	$1,677

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$4
Class 2	427	—	17
Class 4	—	—	—

Total class-specific expenses	$427	$—	$21

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$485
Class 2	11,692	—	468
Class 4	31	32	1

Total class-specific expenses	$11,723	$32	$954

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$118
Class 2	3,692	—	148
Class 4	3	3	—	*

Total class-specific expenses	$3,695	$3	$266

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$93
Class 2	2,546	—	102
Class 3	33	—	2
Class 4	5	6	—	*

Total class-specific expenses	$2,584	$6	$197

Mortgage Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$24
Class 2	127		—		5
Class 4	—	*	—	*	—	*

Total class-specific expenses	$127		$—	*	$29

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$167
Class 2	4,463	—	179
Class 3	24	—	1
Class 4	22	22	1

Total class-specific expenses	$4,509	$22	$348

Cash Management Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$5
Class 2	906	—	36
Class 3	14	—	1
Class 4	6	6	—	*

Total class-specific expenses	$926	$6	$42

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—
Class P2	122	122

Total class-specific expenses	$122	$122

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—
Class P2	71	71

Total class-specific expenses	$71	$71

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—
Class P2	121	121

Total class-specific expenses	$121	$121

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—
Class P2	105	105

Total class-specific expenses	$105	$105

*	Amount less than one thousand.

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$476
Class P2	3,407	3,407

Total class-specific expenses	$3,407	$3,883

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$50		$5		$55
Global Small Capitalization Fund	37		3		40
Growth Fund	200		47		247
International Fund	75		21		96
New World Fund	23		2		25
Blue Chip Income and Growth Fund	57		4		61
Global Growth and Income Fund	17		1		18
Growth-Income Fund	216		53		269
International Growth and Income Fund	9		—		9
Capital Income Builder	—	*	—		—	*
Asset Allocation Fund	142		16		158
Global Balanced Fund	2		—	*	2
Bond Fund	81		7		88
Global Bond Fund	23		1		24
High-Income Bond Fund	17		5		22
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	30		5		35
Cash Management Fund	4		2		6
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	11		—	*	11

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales1,[2]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260		$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834		(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33		(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127		$(717,200)	(25,354)	$178,506	7,167

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28

Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409		$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630		(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1		(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040		$(477,018)	(18,397)	$(105,588)	(4,207)

Year ended December 31, 2013
Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—	[3]	(1,241)	(50)	3,623	151

Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

Year ended December 31, 2013
Class 1	$294,640	4,226	$77,034	1,051	$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972	(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27	(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1	(399)	(6)	4,415	62

Total net increase (decrease)	$458,854	6,619	$221,524	3,051	$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

Year ended December 31, 2013
Class 1	$248,721	12,978	$50,434	2,504	$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750	(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31	(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1	(194)	(10)	1,977	101

Total net increase (decrease)	$465,012	24,313	$126,296	6,286	$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Year ended December 31, 2013
Class 1	$291,376	12,346	$26,867	1,123	$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991	(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4	(188)	(8)	8,088	335

Total net increase (decrease)	$366,570	15,574	$50,366	2,118	$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600		$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771		(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15		(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386		$(953,578)	(68,620)	$(56,686)	(5,637)

Year ended December 31, 2013
Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8

Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Year ended December 31, 2013
Class 1	$38,885	3,340	$6,806	566	$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700	(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2	(162)	(13)	535	45

Total net increase (decrease)	$74,950	6,478	$63,213	5,268	$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

Year ended December 31, 2013
Class 1	$970,097	21,875	$142,493	2,962	$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897	(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52	(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1	(357)	(8)	3,012	65

Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912	$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Year ended December 31, 2013
Class 1	$432,753	27,502	$28,659	1,689	$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596	(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1	(105)	(6)	697	40

Total net increase (decrease)	$454,688	28,856	$38,748	2,286	$(76,924)	(4,532)	$416,512	26,610

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014[4]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525	2,053
Class 2	1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]
Class 4	1	—	[3]	56,746		5,678		520		53		(1,130)	(113)	56,137	5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663	7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

Year ended December 31, 2013
Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22

Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Year ended December 31, 2013
Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Year ended December 31, 2013
Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276

Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181		2,593		$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636		2,560		(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61		5		(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878		5,158		$(314,882)	(25,912)	$17,465	1,377

Year ended December 31, 2013
Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1

Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726		$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341		(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91		(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4		(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162		$(246,875)	(22,050)	$130,489	12,197

Year ended December 31, 2013
Class 1	$176,901	15,477	$55,635	5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	— [3]	— [3]	97	8

Total net increase (decrease)	$234,646	20,627	$126,977	11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596		243		$(16,394)	(1,558)	$84,339		7,911
Class 2	7,547	713	364		34		(6,687)	(633)	1,224		114
Class 4	978	92	3		—	[3]	(513)	(48)	468		44

Total net increase (decrease)	$106,662	10,031	$2,963		277		$(23,594)	(2,239)	$86,031		8,069

Year ended December 31, 2013
Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Year ended December 31, 2013
Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36

Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Year ended December 31, 2013
Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—

Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$23	2	$5	—	[3]	$(6)	(1)	$22	1
Class P2	—	—	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$—	—	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435

Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$14	1	$2	—	[3]	$— [3]	— [3]	$16	1
Class P2	—	—	38,069	3,583	508	50		(6,673)	(626)	31,904	3,007

Total net increase (decrease)	$—	—	$38,083	3,584	$510	50		$(6,673)	(626)	$31,920	3,008

Year ended December 31, 2013[5]
Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551

Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$86	7	$6	—	[3]	$(2)	— [3]	$90	7
Class P2	—	—	77,239	6,603	2,173	185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$—	—	$77,325	6,610	$2,179	185		$(9,169)	(776)	$70,335	6,019

Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375

Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$—	—	$21	2	$5	—	[3]	$— [3]	— [3]	$26	2
Class P2	—	—	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$—	—	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090

Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

Year ended December 31, 2013
Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228

Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

[1]	Includes exchanges between share classes of the fund.
[2]	For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.
[3]	Amount less than one thousand.
[4]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2014 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,214,443	$1,091,298	$6,355,268	$1,381,380	$857,727	$2,394,238
Sales of investment securities*	1,690,492	1,092,048	9,239,217	2,813,994	1,002,804	2,467,058
Non-U.S. taxes paid on dividend income	6,390	1,373	5,371	14,086	3,395	1,088
Non-U.S. taxes paid on interest income	—	—	—	—	78	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1	—
Non-U.S. taxes provided on unrealized gains	135	—	—	1,982	4,958	—
Dividends from affiliated issuers	—	222	3,067	—	—	—
Net realized gain from affiliated issuers	—	1,449	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$513,379	$5,771,695	$401,141	$81,414	$11,996,691	$138,697
Sales of investment securities*	722,344	8,128,463	308,572	10,688	11,766,369	131,288
Non-U.S. taxes paid on dividend income	3,174	6,395	2,215	23	3,269	184
Non-U.S. taxes paid on interest income	—	—	—	—	—	9
Non-U.S. taxes paid on realized gains	—	—	—	—	—	2
Non-U.S. taxes provided on unrealized gains	5	3,569	193	—	108	3
Dividends from affiliated issuers	1,316	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$25,849,455	$4,243,921	$1,152,794	$2,238,799	$9,996,605	$—
Sales of investment securities*	25,947,835	4,324,239	995,578	2,189,452	10,220,255	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	69	431	19	—	—	—
Non-U.S. taxes refunded on realized gains	(9)	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	76	91	10	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$57,281	$36,102	$73,235	$58,078	$1,131,547
Sales of investment securities*	10,860	6,599	11,151	12,069	47,131
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	901	700	2,611	957	30,954
Net realized gain from affiliated issuers	1,399	743	2,062	1,859	7,887

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2014, CRMC held aggregate ownership of 27% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$.71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558		.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5]	—	[6]	.02	[2,5]	.04 [2,5]

Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$.09	$.52	$.61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411		.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5]	—	[6]	.04	[2,5]	.04 [2,5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/14	$78.54	$.88	[7]	$5.79	$6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118		.35%		1.12%[7]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
12/31/14	77.94	.68	[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[7]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
12/31/14	78.62	.74	[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[7]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
12/31/14	78.32	.37	[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[7]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5]	—	[6]	.02	[2,5]	.05	[2,5]

International Fund
Class 1:
12/31/14	$21.22	$.30		$(.81)	$(.51)	$(.36)	$—	$(.36)	$20.35	(2.41)%	$3,282		.54%		1.43%
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5]	—	[6]	.02	[2,5]	.05	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/14	$25.08	$.29	[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433		.78%		1.23%[7]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
12/31/14	24.88	.24	[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[7]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
12/31/14	24.99	.09	[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[7]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5]	—	[6]	.04	[2,5]	.04	[2,5]

Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46	[7]	$1.59	$2.05	$(.48)	$—	$(.48)	$14.69	15.69%	$3,542		.42%		3.31%[7]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
12/31/14	13.02	.44	[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[7]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
12/31/14	13.12	.34	[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[7]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[6]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43	[7]	$.31	$.74	$(.49)	$—	$(.49)	$12.78	6.00%	$200		.63%		3.34%[7]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
12/31/14	12.51	.41	[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[7]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
12/31/14	12.50	.30	[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[7]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5]	—	[6]	.03	[2,5]	.08	[2,5]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$4.57	$5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812		.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02 [5]	—	[6]	.01	[2,5]	.03	[2,5]

International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$(.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740		.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62 [5]	—	[6]	.04	[2,5]	.07	[2,5]

Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$.01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$20		.56%[9]		2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,10]	—	[6]	.47	[5,9,10]	2.94	[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[9]	2.08	[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44		$.81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%		$11,997		.30%		1.95%
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[5]	—	[6]	.01	[2,5]	.08	[2,5]

Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25	[7]	$(.03)	$.22	$(.18)	$(.30)	$(.48)	$11.11	1.87%		$37		.71%		2.14%[7]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[9]	1.99	[9]
Class 2:
12/31/14	11.35	.22	[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[7]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[9]	1.45	[9]
Class 4:
12/31/14	11.35	.24	[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[5,10]	—	[6]	.67	[5,10]	2.07	[5,7,10]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[5,10]	—	[6]	.71	[5,10]	1.98	[5,10]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[5,10]	—	[6]	.03	[2,5,10]	.05	[2,5,10]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net Income (loss) to average net assets

Bond Fund
Class 1:
12/31/14	$10.73	$.23	$.37	$.60	$(.25)	$— [12]	$(.25)	$11.08	5.59%	$4,977		.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$.21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194		.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[6]	.79		2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—	[6]	.02	[2,5]	.11	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67		$(.59)	$.08	$(.67)	$—	$(.67)	$10.54	.80%	$1,017		.48%		5.90%
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[6]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[6]	.93		5.82
12/31/12[3,4]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [5]	—	[6]	.02	[2,5]	.35 [2,5]

Mortgage Fund
Class 1:
12/31/14	$10.23	$.12		$.45	$.57	$(.10)	$—	$(.10)	$10.70	5.54%	$292		.45%		1.12%
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[6]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5]	—	[6]	.02	[2,5]	.04 [2,5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[13]		Ratio of net income (loss) to average net assets[13]

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$.48	$.63	$(.17)	$—	$(.17)	$12.40	5.24%	$1,723		.35%		.35%		1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[6]	.84		.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—	[6]	.02	[2,5]	.02	[2,5]	.05	[2,5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Cash Management Fund
Class 1:
12/31/14	$11.31	$(.03)	$—		$(.03)	$—	$—	$—	$11.28	(.27)%	$49		.34%		(.26)%
12/31/13	11.34	(.03)	—	[12]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	—	—	—	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[12]	(.04)	—	—	—	11.28	(.35)	522		.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[12]	(.04)	—	—	—	11.34	(.35)	13		.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)[5]	—	[6]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [12]	—	[12]	— [12]	—	—	—	11.34	.00 [5]	—	[6]	.02	[2,5]	(.01)[2,5]

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund
Class P1:
12/31/14	$11.43	$.31	$(.06)	$.25	$(.12)	$(.19)	$(.31)	$11.37	2.18%		$—	[6]	.50%		.32%		.65%		2.71%
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5]	—	[6]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund
Class P1:
12/31/14	$10.82	$.14	$(.71)	$(.57)	$(.15)	$—	$(.15)	$10.10	(5.31)%		$—	[6]	.50%		.25%		.76%		1.33%
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5]	—	[6]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/14	$11.05	$.40	$.55	$.95	$(.30)	$—	$(.30)	$11.70	8.58%		$—	[6]	.50%		.31%		.70%		3.43%
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5]	—	[6]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund
Class P1:
12/31/14	$11.50	$.35	$.21	$.56	$(.14)	$(.25)	$(.39)	$11.67	4.85%		$—	[6]	.45%		.25%		.52%		2.94%
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5]	—	[6]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund
Class P1:
12/31/14	$11.93	$.13	$.26	$.39	$(.03)	$—	$(.03)	$12.29	3.24%		$277		.53%		.48%		.76%		1.04%
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,16]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5]	—	[6]	.15	[5]	.07	[5]	.37	[5]	1.72	[5]
Class P2:
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,16]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5]	—	[6]	.24	[5]	.11	[5]	.41	[5]	2.38	[5]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[17]	Period ended December 31
	2014	2013		2012		2011		2010
Global Growth Fund	22%	39%		22%		28%		28%
Global Small Capitalization Fund	28	36		40		44		47
Growth Fund	29	19		21		19		28
International Fund	18	21		29		24		25
New World Fund	36	43		32		22		18
Blue Chip Income and Growth Fund	37	30		36		27		22
Global Growth and Income Fund	28	31		30		25		30
Growth-Income Fund	25	19		25		22		22
International Growth and Income Fund	34	34		31		48		31
Capital Income Builder	35 [8]
Asset Allocation Fund	88	74		61		43		46
Global Balanced Fund	73	81		80		34	[11]
Bond Fund	365	354		253		163		187
Global Bond Fund	200	213		160		101		106
High-Income Bond Fund	54	64		48		51		54
Mortgage Fund	790	715		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	387	621		447		234		208
Cash Management Fund	—	—		—		—		—
Managed Risk Growth Fund	22	10	[15]
Managed Risk International Fund	22	6	[15]
Managed Risk Blue Chip Income and Growth Fund	22	3	[15]
Managed Risk Growth-Income Fund	28	2	[15]
Managed Risk Asset Allocation Fund	3	3		—	[16,18]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[17]	Period ended December 31
	2014	2013		2012		2011		2010
Capital Income Builder	24%
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]

Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]

For the year ended December 31,2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]

This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.

[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California

February 6, 2015

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2014, through December 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$998.73	$2.77	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	997.95	4.03	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	996.38	5.28	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$955.18	$3.65	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	953.68	4.88	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	952.56	6.10	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,029.61	$1.79	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,028.26	3.07	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,028.61	2.71	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,026.89	4.34	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$939.11	$2.64	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	937.99	3.86	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	938.42	3.52	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	936.89	5.13	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$879.65	$3.74	.79%
Class 1 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 — actual return	1,000.00	878.45	4.92	1.04
Class 2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class 4 — actual return	1,000.00	877.36	6.10	1.29
Class 4 — assumed 5% return	1,000.00	1,018.70	6.56	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,069.58	$2.19	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 — actual return	1,000.00	1,067.94	3.49	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,066.75	4.79	.92
Class 4 — assumed 5% return	1,000.00	1,020.57	4.69	.92

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$994.32	$3.17	.63%
Class 1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	992.80	4.42	.88
Class 2 — assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 — actual return	1,000.00	992.28	5.67	1.13
Class 4 — assumed 5% return	1,000.00	1,019.51	5.75	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,035.89	$1.49	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,034.47	2.77	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,034.80	2.41	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,033.24	4.05	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$919.68	$3.92	.81%
Class 1 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 — actual return	1,000.00	918.41	4.84	1.00
Class 2 — assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 4 — actual return	1,000.00	917.20	7.49	1.55
Class 4 — assumed 5% return	1,000.00	1,017.39	7.88	1.55

Capital Income Builder
Class 1 — actual return	$1,000.00	$976.68	$2.84	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 — actual return	1,000.00	976.68	2.39	.48
Class 2 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	974.81	5.28	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,014.60	$1.52	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 2 — actual return	1,000.00	1,013.46	2.79	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,013.89	2.44	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,012.33	4.06	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$971.60	$3.48	.70%
Class 1 — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 2 — actual return	1,000.00	970.08	4.72	.95
Class 2 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 4 — actual return	1,000.00	971.68	3.28	.66
Class 4 — assumed 5% return	1,000.00	1,021.88	3.36	.66

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 — actual return	$1,000.00	$1,013.80	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 — actual return	1,000.00	1,011.76	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,011.51	4.51	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$960.74	$2.87	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 2 — actual return	1,000.00	959.94	4.10	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	957.68	5.38	1.09
Class 4 — assumed 5% return	1,000.00	1,019.71	5.55	1.09

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$966.90	$2.38	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	966.04	3.62	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	965.32	3.27	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	964.22	4.80	.97
Class 4 — assumed 5% return	1,000.00	1,020.32	4.94	.97

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,013.71	$2.23	.44%
Class 1 — assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 — actual return	1,000.00	1,011.66	3.50	.69
Class 2 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 — actual return	1,000.00	1,010.24	4.76	.94
Class 4 — assumed 5% return	1,000.00	1,020.47	4.79	.94

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,012.67	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,011.41	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,011.84	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,010.44	4.31	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$998.23	$1.71	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 2 — actual return	1,000.00	997.29	2.97	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	998.21	2.62	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	997.34	4.23	.84
Class 4 — assumed 5% return	1,000.00	1,020.97	4.28	.84

American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/14	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$989.71	$1.60	.32%	$3.26	.65%
Class P1 — assumed 5% return	1,000.00	1,023.59	1.63	.32	3.31	.65
Class P2 — actual return	1,000.00	988.23	3.56	.71	5.21	1.04
Class P2 — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.30	1.04

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$931.14	$1.27	.26%	$3.75	.77%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.23	.26	3.92	.77
Class P2 — actual return	1,000.00	929.21	3.36	.69	5.84	1.20
Class P2 — assumed 5% return	1,000.00	1,021.73	3.52	.69	6.11	1.20

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,026.28	$1.69	.33%	$3.68	.72%
Class P1 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.67	.72
Class P2 — actual return	1,000.00	1,024.39	3.62	.71	5.61	1.10
Class P2 — assumed 5% return	1,000.00	1,081.63	3.62	.71	5.60	1.10

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$998.12	$1.31	.26%	$2.67	.53%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.33	.26	2.70	.53
Class P2 — actual return	1,000.00	996.41	3.57	.71	4.93	.98
Class P2 — assumed 5% return	1,000.00	1,021.63	3.62	.71	4.99	.98

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,003.76	$2.42	.48%	$3.84	.76%
Class P1 — assumed 5% return	1,000.00	1,022.79	2.45	.48	3.87	.76
Class P2 — actual return	1,000.00	1,002.13	3.68	.73	5.10	1.01
Class P2 — assumed 5% return	1,000.00	1,021.53	3.72	.73	5.14	1.01

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The agreement was amended to add an additional advisory fee breakpoint for Blue Chip Income and Growth Fund when the fund’s net assets exceed $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were above both benchmarks over the one-, three-, five- and 10-year periods, as well as over the lifetime of the fund since April 30, 1997, but below the benchmarks for the six-month period.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but below the benchmarks for the three- and five-year periods.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) Lipper Growth Funds Average (the Lipper category that includes the fund) and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the one-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over three-year, five-year and six-month periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than both benchmarks over the one-, three- and 10-year periods, and over the lifetime of the fund since May 1, 1990, mixed over the five-year period, and lower than the benchmarks over the six-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, mixed for the one-, three- and five-year periods, and lower than the benchmarks over the six-month period.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month and one-year periods. Over the three-, five- and 10-year periods, the results of the fund were higher than the Lipper average but lower than the S&P 500. Results were lower than both benchmarks over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the Lipper average and MSCI index over the six-month, three- and five-year periods, and over the lifetime of the fund since May 1, 2006, and were lower than both indexes for the one-year period.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the one- and three-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed for the six-month, five-year and 10-year periods.

American Funds Insurance Series

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were above both benchmarks over the three- and five-year periods, as well as over the lifetime of the fund since November 18, 2008, but were lower than both benchmarks over the one-year period and mixed for the six-month period.

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Income Funds Average (the Lipper category that includes the fund) and (ii) Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but below the S&P 500 over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index, (iii) Standard and Poor’s 500 Composite Index and (iv) a customized index composed of the S&P 500 (60%) and Barclays index (40%). They noted that the fund’s investment results were above all the benchmarks for the 10-year period. For the three- and five-year periods and lifetime of the fund since August 1, 1989, the fund’s results were above all comparisons except the S&P 500. For the one-year period, the fund’s results were above the Lipper average and Barclays index, but below the S&P 500 and 60/40 index, and for the six-month period the fund’s results were above the Barclays index but below the Lipper average, S&P 500 and 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average (the Lipper category that includes the fund), (ii) Barclays Global Aggregate Bond Index, (iii) MSCI All Country World Index and (iv) a customized index composed of the MSCI index (60%) and Barclays index (40%). They noted that the fund’s investment results were above all benchmarks for the three-year period and over the lifetime of the fund since May 2, 2011, except for the MSCI index, but mixed for the one-year period, and below the benchmarks for the six-month period.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above both benchmarks for the six-month period, and mixed over the one-, three- and five-year periods compared to the benchmark indexes. They also noted that the fund’s investment results were below the Lipper average and Barclays index over the 10-year period and the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the Lipper category that includes the fund) and (ii) Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the six-month and one-year periods as well as over the life of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the three- and five-year periods.

American Funds Insurance Series

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984. They also noted that the fund’s investment results were lower than both benchmarks over the six-month, one-, three-, five- and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) Lipper U.S. Mortgage Funds Average (the Lipper category that includes the fund) and (iii) Barclays U.S. Mortgage Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the six-month period. They also noted that the fund’s investment results were higher than those of the three benchmarks for the one- and three-year periods and lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s results were higher than both benchmarks for the six-month, one-, three- and five-year periods, and mixed for the 10-year period as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the Lipper category that includes the fund). They noted that the fund’s investment results were higher than the Lipper average over the 10-year period, but lower than the average over the six-month and one-, three- and five-year periods and the lifetime of the fund since February 8, 1984.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They also noted that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds, CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services that would be provided by CRMC, the administrative and compliance and shareholder services that would be provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to each fund under the subadvisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In addition to the factors considered below, they compared each fund’s investment results and volatility with those of other funds with similar objectives and strategies, and a composite index which is based on a combination of Standard & Poor’s 500 Composite Index, Barclays U.S. Aggregate Index, as applicable, and a money market index, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were substantially below the Lipper average and S&P 500 index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were below the Lipper average and MSCI index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the MSCI index (70%) and a mix of money market securities (30%).

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the six-month period, and below both benchmarks for the inception-to-date period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average for the one-year and inception-to-date periods, and below both benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year and since-inception periods, and below the benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on October 1, 2012, was above that of a composite index composed of the S&P 500 (60%), Barclays index (30%) and a mix of money market securities (30%).

The board and the committee reviewed each fund’s standard deviation (a measure of volatility) of investment results based on monthly returns from the fund’s inception through June 30, 2014, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that, in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	72	None

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	72	Mercury General Corp.

Leonard R. Fuller, 1946	1999	President and CEO, Fuller Consulting (financial management consulting firm)	72	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	74	The Swiss Helvetia Fund, Inc.

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	71	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands	68	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	68	None

Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	72	None

Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	71	None

American Funds Insurance Series

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See next page for footnotes.

American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Fund Boards Coordinator — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 1968 Assistant Treasurer	2006	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]

All of the directors/trustees and/or officers listed, with the exception of Abner D. Goldstine, S. Keiko McKibben, Renaud H. Samyn and Dylan Yolles, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2014.
[2]

Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0215P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(a) Audit Fees	$91,390	$101,606
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$27,000	$27,805
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$147,383	$374,208

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2014 were $320,365 and $587,817, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 10, 2015